UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: September 30, 2019
                                           --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
      Book 1


First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Global Engineering and Construction ETF (FLM)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust BICK Index Fund (BICK)
First Trust Indxx NextG ETF (NXTG) (formerly First Trust Nasdaq Smartphone
   Index Fund)
First Trust NASDAQ Global Auto Index Fund (CARZ) First Trust Cloud Computing
   ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI) (formerly First
   Trust International IPO ETF)
First Trust Nasdaq Cybersecurity ETF (CIBR)


----------------------
    Annual Report
  September 30, 2019
----------------------

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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2019

Shareholder Letter .......................................................................   2
Market Overview ..........................................................................   3
Fund Performance Overview
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .....................   4
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........   6
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................   8
      First Trust Global Wind Energy ETF (FAN) ...........................................  10
      First Trust Global Engineering and Construction ETF (FLM) ..........................  12
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ....  14
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .......................  16
      First Trust Indxx Global Agriculture ETF (FTAG) ....................................  18
      First Trust BICK Index Fund (BICK) .................................................  20
      First Trust Indxx NextG ETF (NXTG) .................................................  22
      First Trust NASDAQ Global Auto Index Fund (CARZ) ...................................  24
      First Trust Cloud Computing ETF (SKYY) .............................................  26
      First Trust International Equity Opportunities ETF (FPXI) ..........................  28
      First Trust Nasdaq Cybersecurity ETF (CIBR) ........................................  30
Notes to Fund Performance Overview .......................................................  32
Understanding Your Fund Expenses .........................................................  33
Portfolio of Investments
      First Trust STOXX(R) European Select Dividend Index Fund (FDD)                        35
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ........  36
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ......................  42
      First Trust Global Wind Energy ETF (FAN) ...........................................  44
      First Trust Global Engineering and Construction ETF (FLM) ..........................  46
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ....  49
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .......................  52
      First Trust Indxx Global Agriculture ETF (FTAG) ....................................  55
      First Trust BICK Index Fund (BICK) .................................................  57
      First Trust Indxx NextG ETF (NXTG) .................................................  59
      First Trust NASDAQ Global Auto Index Fund (CARZ) ...................................  63
      First Trust Cloud Computing ETF (SKYY) .............................................  65
      First Trust International Equity Opportunities ETF (FPXI) ..........................  67
      First Trust Nasdaq Cybersecurity ETF (CIBR) ........................................  69
Statements of Assets and Liabilities .....................................................  70
Statements of Operations .................................................................  74
Statements of Changes in Net Assets ......................................................  78
Financial Highlights .....................................................................  86
Notes to Financial Statements ............................................................  93
Report of Independent Registered Public Accounting Firm .................................. 106
Additional Information ................................................................... 108
Board of Trustees and Officers ........................................................... 116
Privacy Policy ........................................................................... 118

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2019


Dear Shareholders,

First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the twelve months ended September 30, 2019, including a market overview and a performance analysis. We encourage you to read this report carefully and discuss it with your financial advisor.

One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund ("ETF") money flows. After all, investors vote with their dollars, and money flows provide valuable feedback. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended September 30, 2019, investors funneled an estimated net $290.39 billion into bond mutual funds and ETFs, while liquidating an estimated net $54.19 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $529.80 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion (bond mutual funds &
ETFs); and $161.60 billion (money market funds).

In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500(R) Index back it up. For the 12-month period ended September 30, 2019, as measured by total return, the top performers by far were Utilities, Real Estate and Consumer Staples, up 27.10%, 24.74% and 16.85%, respectively, according to Bloomberg. The S&P 500(R) Index posted a total return of 4.25% for the same period. These three sectors are all defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.

To be fair, the apprehension being exhibited by investors lately also extends to corporate executives, both here in the U.S. and abroad. Data from Refinitiv indicates that global mergers and acquisitions ("M&A") activity declined by 16% year-over-year to $729 billion in the third quarter of 2019, the lowest quarterly volume since 2016, according to Reuters. U.S. M&A activity plunged 40% year-over-year to $246 billion in the third quarter of 2019, the lowest quarterly volume in the U.S. since 2014. The ongoing trade conflict between the U.S. and China reportedly weighed heavily on dealmaking.

The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 18 months and counting as of September 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as bad as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2019

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The trade conflict between the U.S. and China remains a work-in-progress. The Trump Administration has been steadfast in applying economic pressure to China via trade tariffs. The two parties have held numerous talks over the 18-month process to date but are still searching for enough common ground to forge an agreement, or even a partial deal. We believe the ongoing dispute has clearly been a drag on global economic growth. President Trump has been very outspoken about his desire for the Federal Reserve (the "Fed") to lower rates to help offset the tempered growth stemming from the tariffs. While the Fed did initiate two 25 basis point reductions in the third quarter of 2019, which lowered the federal funds target rate (upper bound) from 2.50% to 2.00%, President Trump would like the Fed to be even more aggressive with rate cuts moving forward. He cites negative interest rates and bond yields in parts of Europe and Japan as support for his view.

The global growth forecast from the International Monetary Fund ("IMF") released at the start of October reflects a downgrade for 2019 from its 3.3% estimate in April 2019 to 3.0%. It sees the rate of growth rebounding to 3.4% in 2020. The IMF notes that the escalation in trade tariffs between the U.S. and China has negatively impacted business sentiment and confidence globally. It estimates that real gross domestic product growth in the U.S. will be 2.4% in 2019 and 2.1% in 2020. These projections are subject to change, and we would expect them to be adjusted higher should the U.S. and China reach an agreement on trade policy in the not-too-distant future. While we believe a recession is inevitable at some point, we do not see one looming in the near-term.

While we need to keep a close eye on the direction of global economic growth moving forward, investors are still getting some positive feedback from companies around the world. Dividend payouts from common stock continue to trend higher. Historically speaking, rising cash dividend distributions have been a barometer of strength in the private sector. In the second quarter of 2019 (latest data), global dividends totaled $513.8 billion, an all-time high for a second quarter, according to Janus Henderson. It estimates that global dividends will total $1.43 trillion for full-year 2019.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

The three major Standard & Poor's stock indices delivered mixed results for the 12-month period ended September 30, 2019. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index posted total returns of 4.25%, -2.49%, and -9.34%, respectively, according to Bloomberg. Nine of the 11 major S&P 500(R) Index sectors posted positive total returns. The top-performing sectors were Utilities, Real Estate and Consumer Staples, up 27.10%, 24.74% and 16.85%, respectively, on a total return basis. The worst-performing sectors were Energy and Health Care, down 19.21% and 3.57%, respectively. We believe that small- and mid-cap stocks succumbed to some selling pressure in the period due to investor concerns over slowing economic growth. Small- and mid-sized companies are inherently riskier and not nearly as well-capitalized as their large company counterparts, in our opinion.

In the U.S. bond market, the top-performing major debt group we track was long-term municipal bonds. The Bloomberg Barclays 22+ Year U.S. Municipal Bond Index posted a total return of 11.30% for the 12-month period ended September 30, 2019. The worst-performing debt group that we track was high yield corporate bonds, though it finished in positive territory. The Bloomberg Barclays U.S. Corporate High Yield Index posted a total return of 6.36%. The yield on the benchmark 10-Year Treasury Note ("T-Note") plunged by 139 basis points in the period to close at 1.67% on September 30, 2019, according to Bloomberg. For comparative purposes, the average yield on the 10-year T-Note was 2.44% for the 10-year period ended September 30, 2019. The combination of the tempering of global growth and the Fed rate cuts were a boon for investors holding investment-grade debt securities, in our opinion.

The U.S. dollar registered a gain of 4.47% against a basket of major currencies for the 12-month period ended September 30, 2019, as measured by the U.S. Dollar Index (DXY). With respect to U.S. investors, we believe a stronger U.S. dollar can negatively impact returns on unhedged foreign securities. We believe the dollar strengthened due to the escalating trade tariff battle between the U.S. and China. The U.S. has often been a safe haven for foreign investors during uncertain times.

Investors appear to have favored foreign bonds over foreign stocks for the 12-month period ended September 30, 2019. The Bloomberg Barclays Global Aggregate Index of higher quality debt posted a total return of 7.60% (USD), while the Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt rose by 9.07% (USD), according to Bloomberg Barclays. With respect to equities, the MSCI World ex USA Index posted a total return of -0.95% (USD), compared to -2.02% (USD) for the MSCI Emerging Markets Index.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                                9/30/19   9/30/19   9/30/19    to 9/30/19   9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                              2.35%     3.25%     3.70%       -2.40%     17.32%     43.82%     -25.47%
Market Price                                     2.43%     3.23%     3.66%       -2.42%     17.20%     43.28%     -25.62%

INDEX PERFORMANCE
STOXX(R) Europe Select
   Dividend 30 Index                             2.46%     3.53%     4.05%       -1.98%     18.95%     48.80%     -21.52%
STOXX(R) Europe 600 Index                       -0.80%     2.59%     4.87%        1.55%     13.66%     60.91%      20.43%
MSCI Europe Index                               -0.75%     2.38%     4.61%        1.32%     12.46%     56.98%      17.14%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 2.35% during the 12-month period covered by this report. During the same period, the benchmark MSCI Europe Index generated a return of -0.75%. The Financials sector was given the highest allocation in the Fund over the period with a 35.4% allocation. The Fund's top contributing sector was the Utilities sector with a 3.4% contribution, stemming from its 24.2% allocation and 12.3% return. The Fund's least contributing sector was the Energy sector with a -1.3% contribution stemming from its 7.5% allocation and -13.1% return. The Fund's currency exposure had a -5.4% impact on performance. On a relative basis, the Fund outperformed the benchmark. The primary cause of the outperformance is attributable to the Fund over allocating the benchmark among the well performing Utilities securities by 19.8%, creating 2.7% of relative outperformance. The Fund underperformed the benchmark among the Consumer Staples sector by -37.9%, creating -2.6% of relative drag.

-----------------------------
The STOXX Index and the trademarks used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland ("STOXX"), Deutsche Borse Group and/or their licensors. The STOXX Index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   40.41%
Utilities                                    21.89
Real Estate                                  13.63
Industrials                                   7.22
Energy                                        6.47
Communication Services                        6.18
Health Care                                   4.20
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
SSE PLC                                       5.62%
Intesa Sanpaolo S.p.A.                        4.83
GlaxoSmithKline PLC                           4.20
Royal Dutch Shell PLC, Class B                4.10
BAE Systems PLC                               3.91
Societe Generale S.A.                         3.89
Swiss Prime Site AG                           3.82
Proximus S.A., DP                             3.80
National Grid PLC                             3.79
UBS Group AG                                  3.75
                                            ------
    Total                                    41.71%
                                            ======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                SEPTEMBER 30, 2009 - SEPTEMBER 30, 2019

           First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
           Select Dividend Index Fund        Dividend 30 Index          600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
9/30/09    $10,000                           $10,000                    $10,000             $10,000
3/31/10      9,752                             9,816                     10,155              10,138
9/30/10      9,905                             9,993                     10,284              10,263
3/31/11     10,964                            11,080                     11,455              11,418
9/30/11      9,241                             9,401                      9,067               9,051
3/31/12      9,940                            10,056                     10,591              10,556
9/30/12      9,955                            10,083                     10,672              10,618
3/31/13      9,946                            10,089                     11,768              11,670
9/30/13     11,278                            11,475                     13,363              13,191
3/31/14     12,617                            12,857                     14,786              14,530
9/30/14     12,257                            12,510                     14,158              13,959
3/31/15     12,047                            12,334                     14,067              13,812
9/30/15     11,288                            11,524                     13,015              12,656
3/31/16     11,594                            11,901                     13,019              12,646
9/30/16     11,726                            12,032                     13,302              12,971
3/31/17     12,311                            12,683                     14,212              13,880
9/30/17     13,946                            14,369                     16,271              15,863
3/31/18     14,295                            14,745                     16,317              15,892
9/30/18     14,049                            14,524                     16,224              15,816
3/31/19     13,847                            14,340                     15,676              15,300
9/30/19     14,382                            14,880                     16,091              15,698

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15        145         32          2          0            63         10          0          0
10/1/15 - 9/30/16        158         27          2          0            54         12          0          0
10/1/16 - 9/30/17        181         30          0          0            38          2          0          0
10/1/17 - 9/30/18        147          4          0          0            96          4          0          0
10/1/18 - 9/30/19         86          3          1          0           160          0          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and includes the securities of listed real estate companies or real estate investment trusts ("REITs") that are publicly traded on an official stock exchange located in North America, Europe or Asia and provide an audited annual report in English.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                                9/30/19   9/30/19   9/30/19    to 9/30/19   9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                             13.19%     7.00%      8.66%      3.36%      40.26%    129.49%      49.17%
Market Price                                    13.79%     7.02%      8.59%      3.38%      40.39%    128.06%      49.54%

INDEX PERFORMANCE
FTSE EPRA/NAREIT
   Developed Index                              14.11%     7.78%      9.50%      4.21%      45.42%    147.92%      64.73%
S&P Global REIT Index                           15.08%     7.36%      9.71%      4.01%      42.60%    152.54%      60.81%
MSCI World REIT Index                           20.36%     8.86%     10.29%      4.08%      52.86%    166.38%      62.11%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 13.19% during the 12-month period covered by this report. During the same period, the benchmark S&P Global REIT Index generated a return of 15.08%. United States securities were given the highest allocation in the Fund over the period with a 53.6% allocation. These securities returned 17.7% and contributed 9.5% to the Fund's return. The Netherlands' securities were the Fund's least contributing securities with a -0.5% contribution, stemming from its 1.7% allocation and -21.0% return. The Fund's top performing country was Israel with a 56.5% return, while the Netherlands was the worst performer with a -21.0% return. The Fund's currency exposure had a -1.1% impact on performance. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund underperforming the benchmark among German securities by -19.6%, creating -0.9% of relative underperformance. Underperformance of 0.3% was reversed due to the Fund outperforming the benchmark among South African securities by 15.0%.

-----------------------------
The Fund has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the "LSE Group"), European Public Real Estate Association ("EPRA"), or the National Association of Real Estate Investments Trusts ("Nareit") (and together the "Licensor Parties"). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE Index vest in the Licensor Parties. "FTSE(R)" and "FTSE Russell(R)" are trade marks of the relevant LSE Group company and are used by any other LSE Group company under license. "Nareit(R)" is a trade mark of Nareit, "EPRA(R)" is a trade mark of EPRA and all are used by the LSE Group under license. The FTSE Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Index or (b) investment in or operation of the Fund. The Licensor Parties makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the FTSE Index for the purpose to which it is being put by First Trust.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                  99.77%
Health Care                                   0.14
Consumer Discretionary                        0.09
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prologis, Inc.                                3.25%
Simon Property Group, Inc.                    2.91
Welltower, Inc.                               2.23
Public Storage                                2.21
Equity Residential                            1.92
AvalonBay Communities, Inc.                   1.82
Vonovia SE                                    1.68
Ventas, Inc.                                  1.65
Digital Realty Trust, Inc.                    1.64
Realty Income Corp.                           1.48
                                            ------
    Total                                    20.79%
                                            ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   SEPTEMBER 30, 2009 - SEPTEMBER 30, 2019

            First Trust FTSE EPRA/NAREIT Developed     FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real Estate Index Fund             Developed Index      REIT Index     REIT Index
            --------------------------------------     ----------------     ----------     ----------
9/30/09     $10,000                                    $10,000              $10,000        $10,000
3/31/10      10,803                                     10,854               10,970         10,809
9/30/10      11,748                                     11,841               11,948         11,705
3/31/11      12,791                                     12,952               13,438         13,321
9/30/11      10,788                                     11,026               11,748         11,725
3/31/12      13,103                                     13,365               14,213         14,134
9/30/12      14,048                                     14,399               15,131         15,196
3/31/13      15,772                                     16,205               16,913         16,632
9/30/13      15,456                                     15,976               16,143         15,830
3/31/14      15,934                                     16,537               17,105         16,640
9/30/14      16,363                                     17,048               17,711         17,427
3/31/15      18,348                                     19,193               20,130         19,652
9/30/15      16,849                                     17,658               18,439         18,298
3/31/16      18,443                                     19,436               20,681         20,675
9/30/16      19,367                                     20,456               21,558         21,502
3/31/17      18,664                                     19,797               20,752         20,732
9/30/17      19,496                                     20,767               21,339         21,451
3/31/18      19,321                                     20,617               20,701         21,046
9/30/18      20,274                                     21,724               21,947         22,132
3/31/19      21,926                                     23,590               23,584         24,540
9/30/19      22,948                                     24,788               25,256         26,638

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         67         14          0          0           127         44          0          0
10/1/15 - 9/30/16         35          0          0          0           184         33          1          0
10/1/16 - 9/30/17        144          4          0          0           102          1          0          0
10/1/17 - 9/30/18         34          0          0          1           209          7          0          0
10/1/18 - 9/30/19        101          1          0          0           148          0          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years    Inception   5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (11/21/07)    Ended     Ended     (11/21/07)
                                                9/30/19   9/30/19   9/30/19    to 9/30/19   9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                             -3.21%     1.89%     5.70%        2.68%      9.79%     74.08%      36.78%
Market Price                                    -2.90%     1.97%     5.69%        2.67%     10.23%     73.91%      36.73%

INDEX PERFORMANCE
Dow Jones Global Select
   Dividend Index                               -3.23%     1.98%     5.80%        2.81%     10.30%     75.78%      38.91%
Dow Jones World Developed
   Markets Index(SM)                             1.19%     7.34%     9.31%        5.52%     42.51%    143.62%      89.21%
MSCI World Index                                 1.83%     7.18%     9.01%        5.13%     41.46%    136.91%      80.90%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -3.21% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 1.83%. The Fund gave the highest allocation to Australian securities over the period with a 13.5% weighting. These securities were also the top contributing securities with a 2.3% contribution stemming from their 18.7% return. The top performing country in the Fund was Switzerland with a 20.4% return, while the Netherlands were the worst performing country in the Fund with a -31.4% return. The United States securities were the Fund's least contributing securities at -2.7% stemming from their 11.1% allocation and -20.7% return. The Fund's currency exposure had a -5.2% impact on performance. On a relative basis, the Fund underperformed the benchmark. The Fund's holdings within the United States created -3.8% of relative underperformance due to the Fund underperforming the benchmark by -23.6%. The Fund over allocated and outperformed the benchmark among Australian securities by 11.1% and 12.4%, respectively, creating 2.0% of relative outperformance.

-----------------------------
The Select Dividend Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by First Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Select Dividend Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   43.58%
Consumer Discretionary                       15.81
Communication Services                       15.10
Utilities                                     7.62
Energy                                        4.79
Industrials                                   4.15
Information Technology                        3.67
Materials                                     3.38
Consumer Staples                              1.90
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Standard Life Aberdeen PLC                    1.79%
Harvey Norman Holdings Ltd.                   1.63
CSR Ltd.                                      1.56
BE Semiconductor Industries N.V.              1.56
Azimut Holding S.p.A.                         1.55
JB Hi-Fi Ltd.                                 1.51
National Australia Bank Ltd.                  1.48
Intesa Sanpaolo S.p.A.                        1.46
TUI AG                                        1.41
AT&T, Inc.                                    1.39
                                            ------
    Total                                    15.34%
                                            ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     SEPTEMBER 30, 2009 - SEPTEMBER 30, 2019

            First Trust Dow Jones Global      Dow Jones Global Select     Dow Jones World Developed     MSCI World
            Select Dividend Index Fund        Dividend Index(SM)          Markets Index(SM)             Index
            ----------------------------      -----------------------     -------------------------     ----------
9/30/09     $10,000                           $10,000                     $10,000                       $10,000
3/31/10      10,386                            10,415                      10,794                        10,744
9/30/10      11,033                            11,062                      10,782                        10,676
3/31/11      12,286                            12,335                      12,378                        12,190
9/30/11      10,860                            10,970                      10,332                        10,213
3/31/12      12,284                            12,298                      12,417                        12,259
9/30/12      12,769                            12,807                      12,570                        12,418
3/31/13      13,430                            13,464                      13,978                        13,712
9/30/13      14,606                            14,667                      15,265                        14,928
3/31/14      16,059                            16,147                      16,735                        16,325
9/30/14      15,856                            15,937                      17,094                        16,749
3/31/15      15,391                            15,484                      17,747                        17,310
9/30/15      13,555                            13,572                      16,301                        15,898
3/31/16      14,417                            14,530                      17,168                        16,714
9/30/16      15,409                            15,474                      18,250                        17,703
3/31/17      16,266                            16,418                      19,792                        19,181
9/30/17      17,588                            17,751                      21,652                        20,919
3/31/18      17,750                            17,873                      22,639                        21,775
9/30/18      17,986                            18,164                      24,077                        23,271
3/31/19      17,035                            17,203                      23,379                        22,664
9/30/19      17,408                            17,578                      24,363                        23,697

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15        105          3          0          0           136          8          0          0
10/1/15 - 9/30/16         65          2          0          0           176         10          0          0
10/1/16 - 9/30/17        184          3          0          0            62          2          0          0
10/1/17 - 9/30/18        171          3          0          0            74          2          1          0
10/1/18 - 9/30/19        184          4          1          0            60          2          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

First Trust Global Wind Energy ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Global Wind Energy(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (6/16/08)     Ended     Ended     (6/16/08)
                                                9/30/19   9/30/19   9/30/19    to 9/30/19   9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                              7.58%     6.03%      0.19%      -5.06%     34.01%      1.91%     -44.34%
Market Price                                     8.43%     6.21%      0.26%      -5.03%     35.15%      2.59%     -44.15%

INDEX PERFORMANCE
ISE Clean Edge Global Wind
   Energy(TM) Index                              8.45%     6.88%      1.01%      -4.29%     39.48%     10.57%     -39.05%
Russell 3000(R) Index                            2.92%    10.44%     13.08%       9.36%     64.33%    241.83%     174.56%
MSCI World Index                                 1.83%     7.18%      9.01%       5.73%     41.46%    136.91%      87.52%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 7.58% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 1.83%. The Utilities industry was the heaviest allocated industry in the Fund during the period with a 56.8% weighting. This industry was the highest contributing industry in the Fund with an 8.5% contribution, stemming from its 15.3% return. The Capital Goods industry was the Fund's least contributing industry with a -0.7% contribution, stemming from its 40.7% allocation and -3.1% return. The Fund's currency exposure had a -4.2% impact on performance. On a relative basis, the Fund outperformed the benchmark. The Fund over allocated the benchmark among the well performing Utilities securities by 53.4%, which created 6.7% of relative outperformance. The Fund did not have any exposure to the well performing Software & Services industry, which created -0.7% of relative under performance.

-----------------------------
Nasdaq(R), Clean Edge(R), and the Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. the corporations make no warranties and bear no liability with respect to the fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                    58.53%
Industrials                                  39.28
Materials                                     2.11
Energy                                        0.08
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vestas Wind Systems A/S                       8.20%
Northland Power, Inc.                         7.85
Siemens Gamesa Renewable Energy S.A.          7.73
Orsted A/S                                    7.55
Pattern Energy Group, Inc., Class A           5.69
Boralex, Inc., Class A                        4.15
China Longyuan Power Group Corp., Ltd.,
   Class H                                    3.97
Renewables Infrastructure Group (The) Ltd.    3.81
Nordex SE                                     2.30
Xinjiang Goldwind Science & Technology
   Co., Ltd., Class H                         2.28
                                            ------
    Total                                    53.53%
                                            ======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            SEPTEMBER 30, 2009 - SEPTEMBER 30, 2019

            First Trust Global   ISE Clean Edge Global           Russell 3000(R)     MSCI World
            Wind Energy ETF      Wind Energy(TM) Index           Index               Index
            ----------------     ---------------------------     ---------------     ----------
9/30/09     $10,000              $10,000                         $10,000             $10,000
3/31/10       8,375                8,429                          11,219              10,744
9/30/10       6,490                6,579                          11,096              10,675
3/31/11       7,437                7,551                          13,172              12,189
9/30/11       5,161                5,292                          11,157              10,212
3/31/12       5,009                5,128                          14,119              12,257
9/30/12       4,328                4,458                          14,527              12,416
3/31/13       4,967                5,116                          16,176              13,710
9/30/13       6,779                7,024                          17,664              14,926
3/31/14       7,896                8,213                          19,833              16,323
9/30/14       7,605                7,926                          20,801              16,746
3/31/15       7,319                7,666                          22,284              17,307
9/30/15       7,045                7,390                          20,697              15,895
3/31/16       7,981                8,447                          22,208              16,710
9/30/16       9,189                9,740                          23,794              17,699
3/31/17       9,126                9,759                          26,219              19,177
9/30/17       9,760               10,445                          28,243              20,914
3/31/18       9,938               10,618                          29,839              21,769
9/30/18       9,475               10,192                          33,208              23,265
3/31/19      10,011               10,795                          32,454              22,658
9/30/19      10,191               11,057                          34,183              23,691

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         58          8          0          0           130         53          2          1
10/1/15 - 9/30/16        102         20          5          1            96         27          2          0
10/1/16 - 9/30/17        138         31          0          0            79          3          0          0
10/1/17 - 9/30/18         85         13          0          0           140         12          1          0
10/1/18 - 9/30/19         77          5          0          0           152         17          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

First Trust Global Engineering and Construction ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (10/13/08)    Ended     Ended     (10/13/08)
                                                9/30/19   9/30/19   9/30/19    to 9/30/19   9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                             -15.64%    1.16%      3.40%       5.87%      5.93%     39.64%      86.89%
Market Price                                    -15.46%    1.20%      3.37%       5.86%      6.12%     39.36%      86.70%

INDEX PERFORMANCE
ISE Global Engineering and
   Construction(TM) Index                       -14.92%    2.23%      4.46%       7.37%     11.68%     54.70%     118.17%
Russell 3000(R) Index                             2.92%   10.44%     13.08%      12.78%     64.33%    241.83%     273.80%
MSCI World Industrials Index                     -0.38%    7.38%      9.75%      10.26%     42.75%    153.51%     191.89%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -15.64% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Industrials Index generated a return of -0.38%. Over the period, the Fund allocated 90.3% to Capital Goods while the benchmark allocated 67.9% to this industry group. These investments caused -13.1% return in the Fund, the worst of any sector. The sector with the greatest return in the Fund was Software & Services, which received 2.5% allocation and contributed 0.4% to the Fund's return. The Fund's currency exposure caused -0.9% performance during the year. On a relative basis, the Fund underperformed the benchmark. Most of this underperformance came from the heavily weighted Capital Goods industry, which accounted for -11.2% of underperformance versus the benchmark. A small amount of outperformance was earned by simply avoiding investments in the Transportation sector. This sector received a 20.3% allocation in the benchmark and caused 0.5% of outperformance for the Fund versus the benchmark during the time period.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  94.98%
Information Technology                        2.47
Energy                                        1.63
Utilities                                     0.92
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Jacobs Engineering Group, Inc.                3.59%
MasTec, Inc.                                  3.35
Vinci S.A.                                    3.31
Bouygues S.A.                                 3.21
Skanska AB, Class B                           3.00
Quanta Services, Inc.                         2.94
Taisei Corp.                                  2.89
Eiffage S.A.                                  2.86
ACS Actividades de Construccion y
   Servicios S.A.                             2.76
AECOM                                         2.74
                                            ------
    Total                                    30.65%
                                            ======


                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        SEPTEMBER 30, 2009 - SEPTEMBER 30, 2019

            First Trust Global Engineering         ISE Global Engineering and     Russell 3000(R)     MSCI World
            and Construction ETF                   Construction(TM) Index         Index               Industrials Index
            ----------------------------------     --------------------------     ---------------     -----------------
9/30/09     $10,000                                $10,000                        $10,000             $10,000
3/31/10      10,065                                 10,113                         11,219              11,258
9/30/10      10,103                                 10,188                         11,096              11,449
3/31/11      12,511                                 12,679                         13,173              13,645
9/30/11       8,759                                  9,018                         11,157              10,593
3/31/12      10,688                                 10,944                         14,119              13,090
9/30/12      10,330                                 10,652                         14,527              12,809
3/31/13      11,393                                 11,767                         16,176              14,716
9/30/13      12,917                                 13,458                         17,665              16,419
3/31/14      14,150                                 14,802                         19,833              17,901
9/30/14      13,182                                 13,851                         20,802              17,760
3/31/15      12,843                                 13,698                         22,286              18,385
9/30/15      12,235                                 13,087                         20,699              16,523
3/31/16      12,984                                 13,992                         22,210              18,246
9/30/16      13,753                                 14,848                         23,797              19,485
3/31/17      14,758                                 16,044                         26,223              21,268
9/30/17      16,283                                 17,775                         28,247              23,703
3/31/18      16,399                                 17,866                         29,843              24,488
9/30/18      16,556                                 18,180                         33,212              25,450
3/31/19      14,636                                 16,151                         32,458              24,368
9/30/19      13,966                                 15,468                         34,182              25,352

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         62          2          1          0           170         17          0          0
10/1/15 - 9/30/16         64          3          1          0           159         24          2          0
10/1/16 - 9/30/17         82          0          0          0           163          6          0          0
10/1/17 - 9/30/18         85          9          0          0           148          9          0          0
10/1/18 - 9/30/19         99          6          0          0           132         13          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. and Nasdaq, Inc. serve as index providers to the Index.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL           CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                                     1 Year    5 Years   Inception    5 Years    Inception
                                                                      Ended     Ended    (11/16/09)    Ended     (11/16/09)
                                                                     9/30/19   9/30/19   to 9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                                                   5.32%     8.23%       6.38%      48.53%      84.18%
Market Price                                                          4.41%     8.27%       6.37%      48.76%      83.95%

INDEX PERFORMANCE
NASDAQ OMX(R) Clean Edge(R) Smart Grid
   Infrastructure Index(SM)                                           6.46%     9.04%       7.24%      54.17%      99.37%
Russell 3000(R) Index                                                 2.92%    10.44%      12.75%      64.33%     226.96%
S&P Composite 1500(R) Industrials Index                               0.78%     9.89%      13.14%      60.27%     238.18%
MSCI World Industrials Index                                         -0.38%     7.38%       9.44%      42.75%     143.52%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 5.32% during the 12-month period covered by this report. During the same period, the benchmark S&P Composite 1500(R) Industrials Index generated a return of 0.78%. The heaviest allocated industry in the Fund during the period was the Capital Goods industry with a 42.4% weighting. This industry had a -1.5% contribution to the Fund's return, stemming from its -3.8% return. The Semiconductors & Semiconductor Equipment industry was the Fund's top contributing industry with an 8.1% contribution stemming from its 15.0% weighting and 56.6% return. The Automobiles & Components industry was the Fund's least contributing industry with a -4.3% contribution stemming from its 11.7% weighting and -28.4% return. The Fund's currency exposure had a -2.0% impact on performance. On a relative basis, the Fund outperformed the benchmark. The primary cause of the outperformance is attributable to the Fund over allocating and outperforming the benchmark among the Semiconductors & Semiconductor Equipment industry by 15% and 56.7%, respectively, creating 7.9% of outperformance. The Fund underperformed the benchmark among the Automobiles & Components industry by -27.8%, creating -4.1% of relative drag.

-----------------------------
NASDAQ(R), NASDAQ OMX(R), Clean Edge(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc. respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  34.95%
Information Technology                       34.05
Utilities                                    18.28
Consumer Discretionary                       12.72
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Aptiv PLC                                     8.13%
Schneider Electric SE                         8.09
Terna Rete Elettrica Nazionale S.p.A.         7.90
Red Electrica Corp., S.A.                     7.87
Prysmian S.p.A.                               7.58
Quanta Services, Inc.                         4.31
Landis+Gyr Group AG                           4.23
nVent Electric PLC                            4.21
Itron, Inc.                                   4.12
Advanced Energy Industries, Inc.              4.10
                                            ------
    Total                                    60.54%
                                            ======


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          NOVEMBER 16, 2009 - SEPTEMBER 30, 2019

            First Trust NASDAQ(R)         NASDAQ OMX(R)                   Russell     S&P Composite           MSCI World
            Clean Edge(R) Smart Grid      Clean Edge(R) Smart Grid        3000(R)     1500(R) Industrials     Industrials
            Infrastructure Index Fund     Infrastructure Index(SM)        Index       Index                   Index
            -------------------------     ---------------------------     -------     -------------------     -----------
11/16/09    $10,000                       $10,000                         $10,000     $10,000                 $10,000
3/31/10      10,257                        10,297                          10,731      11,205                  10,814
9/30/10      10,154                        10,236                          10,614      11,249                  10,997
3/31/11      11,775                        11,912                          12,600      13,832                  13,106
9/30/11       8,161                         8,341                          10,672      10,743                  10,174
3/31/12       9,553                         9,741                          13,505      14,081                  12,572
9/30/12       9,860                        10,103                          13,895      14,004                  12,302
3/31/13      10,996                        11,314                          15,472      16,373                  14,134
9/30/13      11,678                        12,082                          16,896      18,307                  15,769
3/31/14      13,450                        13,973                          18,971      20,766                  17,193
9/30/14      12,401                        12,931                          19,897      21,102                  17,057
3/31/15      12,583                        13,168                          21,316      22,495                  17,657
9/30/15      11,164                        11,698                          19,798      20,347                  15,868
3/31/16      12,302                        12,977                          21,243      22,980                  17,523
9/30/16      14,035                        14,828                          22,760      24,368                  18,713
3/31/17      15,064                        15,986                          25,079      27,424                  20,425
9/30/17      17,786                        18,927                          27,015      29,969                  22,764
3/31/18      18,037                        19,213                          28,541      31,357                  23,517
9/30/18      17,492                        18,727                          31,763      33,558                  24,441
3/31/19      16,094                        17,287                          31,042      32,236                  23,402
9/30/19      18,423                        19,937                          32,690      33,819                  24,347

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                 NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                     BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         72         28         13          2            99         32          4          2
10/1/15 - 9/30/16         68         48          2          0            98         37          0          0
10/1/16 - 9/30/17        150         29          4          5            59          4          0          0
10/1/17 - 9/30/18        167         20          0          1            44         19          0          0
10/1/18 - 9/30/19         55          3          0          0           191          2          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

First Trust Indxx Global Natural Resources Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Natural Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL           CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                                     1 Year    5 Years   Inception    5 Years    Inception
                                                                      Ended     Ended    (3/11/10)     Ended     (3/11/10)
                                                                     9/30/19   9/30/19   to 9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                                                  -4.42%    -8.39%      -6.82%     -35.49%     -49.07%
Market Price                                                         -4.69%    -8.42%      -6.86%     -35.58%     -49.27%

INDEX PERFORMANCE
Indxx Global Natural Resources Income Index                          -3.51%      N/A         N/A        N/A         N/A
MSCI All Country World Materials Index                               -4.82%     3.16%       1.97%     16.86%       20.46%
MSCI All Country World Index                                          1.38%     6.65%       8.08%     37.99%      110.17%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

PERFORMANCE REVIEW

The Fund generated a NAV return of -4.42% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Materials Index generated a return of -4.82%. The Energy industry was given the highest allocation in the Fund over the period with a 42.4% weighting. This industry was also the least contributing industry in the Fund with a -8.1% contribution, stemming from its -18.7% return. The Utilities industry was the Fund's top performing and top contributing industry in the Fund with a 20.8% return and 2.7% contribution, stemming from its 13.9% allocation. The Fund's currency exposure had a -2.3% impact on performance. On a relative basis, the Fund outperformed the benchmark. The benchmark had no exposure to the well performing Utilities securities, which created 3.3% of relative outperformance, and had no exposure to poor performing Energy securities, which created -6.0% of relative underperformance.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    41.44%
Energy                                       28.73
Utilities                                    12.67
Consumer Staples                             12.57
Industrials                                   4.59
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Rio Tinto PLC, ADR                            9.78%
Occidental Petroleum Corp.                    9.60
CNOOC Ltd.                                    8.32
Archer-Daniels-Midland Co.                    7.84
Veolia Environnement S.A.                     4.87
MMC Norilsk Nickel PJSC                       4.78
UPM-Kymmene OYJ                               4.66
International Paper Co.                       4.54
BHP Group PLC, ADR                            4.42
Marubeni Corp.                                4.27
                                            ------
    Total                                    63.08%
                                            ======


                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MARCH 11, 2010 - SEPTEMBER 30, 2019

            First Trust Indxx Global         MSCI All Country          MSCI All Country
            Natural Resources Income ETF     World Materials Index     World Index
            ----------------------------     ---------------------     ----------------
3/11/10     $10,000                          $10,000                   $10,000
3/31/10      10,297                           10,291                    10,172
9/30/10      11,208                           10,440                    10,220
3/31/11      14,567                           12,429                    11,604
9/30/11       8,910                            9,096                     9,606
3/31/12      10,984                           10,529                    11,519
9/30/12      10,141                           10,066                    11,621
3/31/13       9,256                           10,081                    12,731
9/30/13       8,085                           10,105                    13,681
3/31/14       8,027                           10,600                    14,841
9/30/14       7,893                           10,309                    15,230
3/31/15       6,189                            9,852                    15,646
9/30/15       4,144                            7,880                    14,216
3/31/16       3,874                            8,628                    14,967
9/30/16       4,152                            9,775                    15,916
3/31/17       4,436                           10,849                    17,218
9/30/17       4,794                           12,098                    18,885
3/31/18       5,108                           12,564                    19,761
9/30/18       5,327                           12,657                    20,731
3/31/19       5,256                           12,184                    20,289
9/30/19       5,093                           12,046                    21,017

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15        104         14          2          0           119         13          0          0
10/1/15 - 9/30/16         74         21          2          1           114         31         10          0
10/1/16 - 9/30/17        115          7          0          0           129          0          0          0
10/1/17 - 9/30/18         51         19          0          0            93         85          3          0
10/1/18 - 9/30/19        128         27          3          0            52         40          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

First Trust Indxx Global Agriculture ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is composed of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL           CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                                     1 Year    5 Years   Inception    5 Years    Inception
                                                                      Ended     Ended    (3/11/10)     Ended     (3/11/10)
                                                                     9/30/19   9/30/19   to 9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                                                  -10.16%   -14.94%    -16.69%     -55.48%     -82.53%
Market Price                                                         -10.07%   -14.99%    -16.70%     -55.59%     -82.56%

INDEX PERFORMANCE
Indxx Global Agriculture Index*                                       -9.56%      N/A        N/A        N/A         N/A
MSCI All Country World Index                                           1.38%     6.65%      8.08%      37.99%     110.17%
MSCI All Country World Materials Index                                -4.82%     3.16%      1.97%      16.86%      20.46%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

PERFORMANCE REVIEW

The Fund generated a NAV return of -10.16% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Materials Index generated a return of -4.82%. The Materials industry was given the highest allocation in the Fund over the period, with a 58.5% weighting. This industry had a -15.3% return, which caused it to be the least contributing industry in the Fund at -9.0%. The top performing industry in the Fund was the Food Beverage & Tobacco industry with a 4.8% return, while the Automobiles & Components industry was the Fund's worst performing industry with a -33.1% return. The Fund's currency exposure had a -1.3% impact on performance. On a relative basis, the Fund underperformed the benchmark. The Materials industry created -5.7% of relative underperformance as the Fund underperformed the benchmark by -9.5%. The Fund's holdings among the Capital Goods industry created 1.9% of relative outperformance as the Fund was 22.4% overweight the benchmark and outperformed the benchmark by 3.6%.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    60.78%
Industrials                                  21.95
Health Care                                   9.39
Consumer Staples                              5.87
Consumer Discretionary                        2.01
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deere & Co.                                  10.32%
DuPont de Nemours, Inc.                      10.07
BASF SE                                       9.93
Bayer AG                                      9.39
Dow, Inc.                                     4.67
Nutrien Ltd.                                  4.41
Corteva, Inc.                                 4.38
Kubota Corp.                                  3.89
Wilmar International Ltd.                     3.62
Petronas Chemicals Group Bhd                  3.01
                                            ------
    Total                                    63.69%
                                            ======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MARCH 11, 2010 - SEPTEMBER 30, 2019

            First Trust Indxx          MSCI All Country       MSCI All Country World
            Global Agriculture ETF     World Index            Materials Index
            ----------------------     ------------------     ----------------------
3/11/10     $10,000                    $10,000                $10,000
3/31/10      10,337                     10,172                 10,291
9/30/10       9,794                     10,220                 10,440
3/31/11      10,930                     11,604                 12,429
9/30/11       6,416                      9,606                  9,096
3/31/12       6,576                     11,519                 10,529
9/30/12       4,871                     11,621                 10,066
3/31/13       4,667                     12,731                 10,081
9/30/13       4,392                     13,681                 10,105
3/31/14       4,363                     14,841                 10,600
9/30/14       3,924                     15,230                 10,309
3/31/15       3,248                     15,646                  9,852
9/30/15       1,915                     14,216                  7,880
3/31/16       1,480                     14,967                  8,628
9/30/16       1,552                     15,916                  9,775
3/31/17       1,782                     17,218                 10,849
9/30/17       1,972                     18,885                 12,098
3/31/18       1,945                     19,761                 12,564
9/30/18       1,942                     20,731                 12,657
3/31/19       1,739                     20,289                 12,184
9/30/19       1,746                     21,017                 12,046

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         96         52          7          1            55         38          3          0
10/1/15 - 9/30/16         37         20         15         16            72         47         22         24
10/1/16 - 9/30/17        120          0          0          0           122          7          2          0
10/1/17 - 9/30/18        171          5          0          0            72          3          0          0
10/1/18 - 9/30/19         18          0          1          0           221         11          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL           CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                                     1 Year    5 Years   Inception    5 Years    Inception
                                                                      Ended     Ended    (4/12/10)     Ended     (4/12/10)
                                                                     9/30/19   9/30/19   to 9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                                                  -1.76%     1.83%      -0.10%      9.47%       -0.94%
Market Price                                                         -2.59%     1.78%      -0.17%      9.24%       -1.63%

INDEX PERFORMANCE
ISE BICK(TM) Index                                                   -0.97%     2.67%      0.77%      14.06%        7.58%
MSCI All Country World Index                                          1.38%     6.65%      7.68%      37.99%      101.52%
MSCI Emerging Markets Index                                          -2.02%     2.33%      2.08%      12.19%       21.50%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -1.76% during the 12-month period covered by this report. During the same period, the benchmark MSCI Emerging Markets Index generated a return of -2.02%. Brazilian securities were the Fund's top performing securities with a 31.2% return, while South Korean securities were the Fund's worst performing securities with a -23.3% return. Brazil was also the Fund's top contributing country with a 7.4% contribution, while South Korean securities were the Fund's least contributing country with a -6.6% contribution. The Fund's currency exposure had a -2.8% impact on performance. On a relative basis, the Fund outperformed the benchmark. The primary cause of the underperformance is due to the Fund underperforming South Korean securities by -10.0%, creating -4.2% of relative drag. Relative outperformance of 6.1% was created due to the Fund over allocating and outperforming the benchmark among Brazilian securities by 17.7% and 1.1%, respectively.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   23.93%
Consumer Discretionary                       19.33
Information Technology                       13.67
Communication Services                       12.82
Materials                                     7.05
Health Care                                   6.20
Consumer Staples                              6.07
Energy                                        6.02
Industrials                                   2.01
Utilities                                     1.92
Real Estate                                   0.98
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Eros International PLC                        2.11%
Vedanta Ltd., ADR                             2.07
ICICI Bank Ltd., ADR                          2.03
Reliance Industries Ltd., GDR                 2.01
Dr. Reddy's Laboratories Ltd., ADR            1.98
HDFC Bank Ltd., ADR                           1.98
Axis Bank Ltd., GDR                           1.98
Tata Motors Ltd., ADR                         1.91
Infosys Ltd., ADR                             1.85
MakeMyTrip Ltd.                               1.85
                                            ------
    Total                                    19.77%
                                            ======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 12, 2010 - SEPTEMBER 30, 2019

            First Trust BICK     ISE BICK(TM)     MSCI All Country     MSCI Emerging
            Index Fund           Index            World Index          Markets Index
            ----------------     ------------     ----------------     -------------
4/12/10     $10,000              $10,000          $10,000              $10,000
9/30/10      10,417               10,488            9,800               10,487
3/31/11      11,231               11,311           11,127               11,486
9/30/11       7,586                7,795            9,211                8,793
3/31/12       8,996                9,139           11,045               10,475
9/30/12       8,328                8,515           11,143               10,282
3/31/13       8,480                8,665           12,207               10,656
9/30/13       8,385                8,650           13,119               10,383
3/31/14       8,808                9,127           14,231               10,527
9/30/14       9,050                9,432           14,604               10,829
3/31/15       8,497                8,920           15,003               10,572
9/30/15       6,865                7,163           13,632                8,740
3/31/16       7,383                7,773           14,352                9,300
9/30/16       8,512                8,958           15,262               10,207
3/31/17       9,234                9,764           16,510               10,901
9/30/17      10,822               11,512           18,108               12,499
3/31/18      11,613               12,333           18,948               13,600
9/30/18      10,085               10,867           19,878               12,398
3/31/19      10,487               11,363           19,455               12,610
9/30/19       9,906               10,758           20,152               12,150

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         38          6          0          0           116         79         13          0
10/1/15 - 9/30/16         34          0          0          0           113         97          8          1
10/1/16 - 9/30/17         65         26          0          0            51         99         10          0
10/1/17 - 9/30/18        120         37          2          0            76         14          2          0
10/1/18 - 9/30/19         40          4          1          0           148         56          2          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG)

The First Trust Indxx NextG ETF (formerly First Trust Nasdaq Smartphone Index
Fund) (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx 5G & NextG Thematic Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "NXTG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is designed to track the performance of companies that have devoted, or have committed to devote, material resources to the research, development and application of fifth generation (5G) and next generation digital cellular technologies as they emerge.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL           CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                                     1 Year    5 Years   Inception    5 Years    Inception
                                                                      Ended     Ended    (2/17/11)     Ended     (2/17/11)
                                                                     9/30/19   9/30/19   to 9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                                                   1.78%     7.61%       7.33%      44.28%      83.95%
Market Price                                                          2.62%     7.65%       7.37%      44.55%      84.50%

INDEX PERFORMANCE
Indxx 5G & NextG Thematic Index (1) (2)                                N/A       N/A         N/A         N/A        N/A
Nasdaq CTA Smartphone Index(SM) (1)                                   1.78%     8.39%       8.20%      49.62%      97.27%
MSCI World Index                                                      1.83%     7.18%       7.83%      41.46%      91.42%
MSCI All Country World Information Technology Index                   6.32%    15.56%      13.55%     106.12%     198.88%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

(1) On May 30, 2019, the Fund's underlying index changed from the Nasdaq CTA Smartphone Index(SM) to the Indxx 5G & NextG Thematic Index. Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

PERFORMANCE REVIEW

The Fund generated a NAV return of 1.78% during the 12-month period covered by this report. During the same period, the benchmark MSCI All Country World Information Technology Index generated a return of 6.32%. The Fund's holdings among the Technology Hardware & Equipment industry were the top allocated securities at 39.3%. These securities had a -3.4% return and contributed -2.4% to the Fund's return. The Fund's holdings among the Real Estate industry were the top contributing securities with a 3.8% contribution, stemming from its 9.2% allocation and 44.8% return. The Fund's currency exposure had a -1.1% impact on performance. On a relative basis, the Fund underperformed the benchmark. The majority of the underperformance is attributable to the Fund underperforming the benchmark among the Software & Services industry by -25.5%, creating -2.8% of relative drag. The Fund outperformed the benchmark among the Real Estate industry by 44.8%, which created 2.6% of relative outperformance.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       62.01%
Communication Services                       19.33
Real Estate                                  13.48
Consumer Discretionary                        3.05
Industrials                                   2.13
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Win Semiconductors Corp.                      2.26%
CyrusOne, Inc.                                2.03
Micron Technology, Inc.                       1.93
MediaTek, Inc.                                1.83
Sony Corp.                                    1.82
Anritsu Corp.                                 1.78
Taiwan Semiconductor Manufacturing
   Co., Ltd., ADR                             1.78
STMicroelectronics N.V.                       1.77
Qorvo, Inc.                                   1.76
NXP Semiconductors N.V.                       1.74
                                            ------
    Total                                    18.70%
                                            ======


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  FEBRUARY 17, 2011 - SEPTEMBER 30, 2019

            First Trust Indxx          Nasdaq CTA               MSCI World     MSCI All Country World
            NextG ETF                  Smartphone Index(SM)     Index          Information Technology Index
            ----------------------     --------------------     ----------     ----------------------------
2/17/11     $10,000                    $10,000                  $10,000        $10,000
3/31/11       9,399                      9,412                    9,849          9,547
9/30/11       7,503                      7,595                    8,251          8,390
3/31/12       9,238                      9,328                    9,904         10,774
9/30/12       7,805                      7,925                   10,032         10,566
3/31/13       9,021                      9,180                   11,077         10,774
9/30/13      10,975                     11,245                   12,059         11,756
3/31/14      12,117                     12,470                   13,188         13,356
9/30/14      12,748                     13,187                   13,530         14,502
3/31/15      13,920                     14,460                   13,983         15,485
9/30/15      12,194                     12,706                   12,842         14,328
3/31/16      13,098                     13,739                   13,501         15,785
9/30/16      14,585                     15,322                   14,300         17,605
3/31/17      16,474                     17,413                   15,494         19,719
9/30/17      18,041                     19,153                   16,898         22,884
3/31/18      18,932                     20,114                   17,589         25,486
9/30/18      18,076                     19,388                   18,797         28,111
3/31/19      17,816                     19,136                   18,306         27,681
9/30/19      18,397                     19,727                   19,141         29,887

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15        123          4          0          0           118          7          0          0
10/1/15 - 9/30/16         19          0          0          0           164         67          3          0
10/1/16 - 9/30/17         59          0          0          0           159         32          1          0
10/1/17 - 9/30/18         61          1          0          0           166         21          2          0
10/1/18 - 9/30/19        110         11          0          0           119         11          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The Index is designed to track the performance of the largest and most liquid companies engaged in manufacturing of automobiles. To be eligible for inclusion in the Index, a security must be issued by a company classified as an "Automobile Manufacturer" by the Industry Classification Benchmark. In addition, a security must be listed on an Index-eligible global stock exchange, as determined by the Index Provider, have a minimum float-adjusted worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL           CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                                     1 Year    5 Years   Inception    5 Years    Inception
                                                                      Ended     Ended     (5/9/11)     Ended      (5/9/11)
                                                                     9/30/19   9/30/19   to 9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                                                  -8.97%    -0.98%      2.65%      -4.82%       24.53%
Market Price                                                         -8.82%    -0.87%      2.68%      -4.30%       24.85%

INDEX PERFORMANCE
NASDAQ OMX Global Auto Index(SM)                                     -8.17%    -0.14%      3.60%      -0.70%       34.60%
MSCI World Index                                                      1.83%     7.18%      8.01%      41.46%       90.98%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -8.97% during the 12-month period covered by this report. During the same period, the benchmark MSCI World Index generated a return of 1.83%. Over this period, the Fund was almost 100% allocated to global Automobiles & Components securities. Japan was the heaviest allocated country in the Fund within this industry with a 33.2% weighting. Due to Japan's low return of -11.4%, it was also the least contributing country in the Fund with a -3.9% contribution. South Korean securities were the Fund's top contributing and top performing securities with a 0.5% contribution and 7.3% return. The Fund's currency exposure had a -0.4% impact on performance. On a relative basis, the Fund underperformed the benchmark. The majority of the underperformance is attributable to the Fund over allocating the benchmark by 97.2% and underperforming the benchmark by -1.7% among the Automobiles & Components industry, in all creating -9.7% of relative drag. The benchmark had a 5.8% higher allocation to the Energy industry, which created 1.2% of relative outperformance.

-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and the Index, are the registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                      100.00%
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Honda Motor Co., Ltd.                         8.32%
Daimler AG                                    8.08
Toyota Motor Corp.                            7.80
General Motors Co.                            7.72
Ford Motor Co.                                7.64
Peugeot S.A.                                  4.26
Suzuki Motor Corp.                            4.20
Tesla, Inc.                                   4.08
Volkswagen AG (Preference Shares)             4.04
Hyundai Motor Co.                             4.04
                                            ------
    Total                                    60.18%
                                            ======


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    MAY 9, 2011 - SEPTEMBER 30, 2019

           First Trust NASDAQ         NASDAQ OMX Global        MSCI World
           Global Auto Index Fund     Auto Index Index(SM)     Index
           ----------------------     --------------------     ----------
5/9/11     $10,000                    $10,000                  $10,000
9/30/11      7,545                      7,717                    8,232
3/31/12      9,324                      9,459                    9,881
9/30/12      8,282                      8,439                   10,009
3/31/13     10,210                     10,402                   11,052
9/30/13     13,205                     13,581                   12,032
3/31/14     13,593                     14,039                   13,158
9/30/14     13,085                     13,556                   13,499
3/31/15     14,034                     14,601                   13,951
9/30/15     11,727                     12,208                   12,813
3/31/16     11,826                     12,418                   13,470
9/30/16     11,990                     12,550                   14,267
3/31/17     13,091                     13,851                   15,458
9/30/17     14,803                     15,719                   16,858
3/31/18     15,201                     16,109                   17,547
9/30/18     13,682                     14,656                   18,752
3/31/19     12,488                     13,426                   18,263
9/30/19     12,453                     13,460                   19,098

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15         90         12          1          1           129         19          0          0
10/1/15 - 9/30/16         78          7          2          0           118         42          5          1
10/1/16 - 9/30/17         91          9          0          0           124         26          1          0
10/1/17 - 9/30/18        120         12          1          0           113          5          0          0
10/1/18 - 9/30/19        114          6          0          0           126          4          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

The First Trust Cloud Computing ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE CTA Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking companies involved in the cloud computing industry. The cloud computing industry is a group of companies that offers Internet and technology products, services, support and applications delivered via the Internet. In addition, securities included in the Index must have a minimum capitalization of $500 million. To be eligible for inclusion in the Index, a security must be classified as a cloud computing company defined by the Consumer Technology Association ("CTA") in at least one of the three following categories: Infrastructure-as-a-Service, Platform-as-a-Service or Software-as-a-Service.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                  AVERAGE ANNUAL           CUMULATIVE
                                                                                  TOTAL RETURNS           TOTAL RETURNS
                                                                     1 Year    5 Years   Inception    5 Years    Inception
                                                                      Ended     Ended     (7/5/11)     Ended      (7/5/11)
                                                                     9/30/19   9/30/19   to 9/30/19   9/30/19    to 9/30/19
FUND PERFORMANCE
NAV                                                                   0.57%    16.18%      13.68%     111.69%     187.52%
Market Price                                                          0.51%    16.16%      13.68%     111.53%     187.52%

INDEX PERFORMANCE
ISE CTA Cloud Computing(TM) Index (1)                                 1.38%    16.77%      14.30%     117.08%     200.72%
S&P 500(R) Index                                                      4.25%    10.84%      12.53%      67.27%     164.55%
S&P Composite 1500 Information Technology Index                       8.39%    18.00%      17.19%     128.76%     269.49%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

(1) On June 24, 2019, the Fund's underlying index changed its methodology and changed its name from "ISE Cloud Computing(TM) Index" to "ISE CTA Cloud Computing(TM) Index."

PERFORMANCE REVIEW

The Fund generated a NAV return of 0.57% during the 12-month period covered by this report. During the same period, the benchmark S&P 500(R) Index generated a return of 4.25%. The Fund's top allocated sector over the period was the Information Technology sector. This sector was given a 71.7% allocation, returned -5.7% and contributed -4.9% to the Fund's return. The Communication Services sector was the Fund's top contributing sector with a 4.0% contribution, stemming from its 17.7% allocation and 18.3% return. The Fund's least contributing, and worst performing, sector was the Consumer Discretionary sector with a -1.0% contribution, stemming from its 5.4% allocation and -10.9% return. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund underperforming the benchmark among Information Technology securities by -13.2%, which created -6.9% of relative drag. The Fund did not have any exposure to the Energy sector, which created 1.3% of relative outperformance as Energy securities had a -21.6% return in the benchmark.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       81.17%
Communication Services                        9.45
Consumer Discretionary                        7.95
Health Care                                   1.43
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
VMware, Inc., Class A                         4.75%
Oracle Corp.                                  4.74
Alphabet, Inc., Class A                       4.60
Microsoft Corp.                               4.52
Amazon.com, Inc.                              4.38
CenturyLink, Inc.                             4.09
Alibaba Group Holding Ltd., ADR               3.57
Cisco Systems, Inc.                           3.15
Citrix Systems, Inc.                          3.10
Akamai Technologies, Inc.                     3.06
                                            ------
    Total                                    39.96%
                                            ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 5, 2011 - SEPTEMBER 30, 2019

            First Trust Cloud         ISE CTA Cloud               S&P 500(R)     S&P Composite 1500
            Computing ETF             Computing(TM) Index         Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
7/5/11      $10,000                   $10,000                     $10,000        $10,000
9/30/11       7,902                     7,909                       8,501          8,886
3/31/12      10,604                    10,641                      10,702         11,739
9/30/12       9,864                     9,934                      11,068         11,695
3/31/13      10,531                    10,640                      12,196         11,682
9/30/13      12,214                    12,376                      13,209         12,718
3/31/14      13,390                    13,612                      14,861         14,655
9/30/14      13,581                    13,852                      15,815         16,153
3/31/15      14,551                    14,885                      16,753         17,253
9/30/15      13,994                    14,354                      15,718         16,547
3/31/16      14,789                    15,247                      17,052         18,475
9/30/16      17,114                    17,697                      18,143         20,324
3/31/17      19,392                    19,930                      19,979         23,173
9/30/17      21,052                    21,701                      21,519         26,144
3/31/18      24,370                    25,195                      22,776         29,394
9/30/18      28,591                    29,662                      25,375         34,091
3/31/19      29,280                    30,490                      24,939         33,777
9/30/18      28,753                    30,069                      26,455         36,949

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2014 through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/14 - 9/30/15        193          9          0          0            48          2          0          0
10/1/15 - 9/30/16        146          1          0          0           106          0          0          0
10/1/16 - 9/30/17        188          0          0          0            62          1          0          0
10/1/17 - 9/30/18        176          1          0          0            74          0          0          0
10/1/18 - 9/30/19        168          5          0          0            72          4          2          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

First Trust International Equity Opportunities ETF (formerly First Trust International IPO ETF) (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX(R) International Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R) Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 companies domiciled outside the United States ranked quarterly by market capitalization in the IPOX Global Composite Index (the "Base Index") and represents, on average, 25% of the total market capitalization of the Base Index, a fully market capitalization-weighted index constructed and managed to provide a broad and objective view of global aftermath performance of initial public offerings and spin-offs in all world countries (both developed and emerging market countries).

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL          CUMULATIVE
                                                                                     TOTAL RETURNS         TOTAL RETURNS
                                                                   1 Year Ended   Inception (11/4/14)   Inception (11/4/14)
                                                                     9/30/19          to 9/30/19            to 9/30/19
FUND PERFORMANCE
NAV                                                                    4.60%             5.36%                29.19%
Market Price                                                           4.46%             5.34%                29.08%

INDEX PERFORMANCE
IPOX(R) International Index                                            5.42%             6.15%                34.01%
MSCI World Index ex USA Index                                         -0.95%             3.65%                19.20%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 4.60% during the time period covered by this report. During the same period, the benchmark MSCI World ex USA Index generated a return of -0.95%. Over the period, the Information Technology sector received the greatest allocation. Receiving an average weight of 16.4%, this sector returned 1.0% and contributed 0.5% to the Fund's total return. The greatest contribution to the Fund's return came from investments in the Communication Services sector. This sector received an allocation of 14.1%, returned 27.8%, and contributed 3.4% to the Fund's total return. The worst performing sector during the period was the Consumer Discretionary sector. These investments carried a 12.4% weight in the Fund, returned -7.1% and contributed -1.7% to the Fund's return. The Fund's currency exposure caused -2.1% performance during the time period. On a relative basis, the Fund outperformed the benchmark. Investments in Communication Services contributed the most to the Fund's outperformance, causing 1.9% of outperformance versus the benchmark. The greatest underperformance versus the benchmark came from investments in the Consumer Discretionary sector, which caused -1.0% of underperformance versus the benchmark.

-----------------------------
IPOX(R) and the Index are registered international trademarks and service marks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       24.24%
Communication Services                       21.30
Financials                                   14.80
Information Technology                       13.46
Health Care                                  10.02
Industrials                                   9.55
Utilities                                     5.03
Consumer Staples                              1.60
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Softbank Corp.                                8.35%
Postal Savings Bank of China Co., Ltd.,
   Class H                                    6.36
China Tower Corp. Ltd., Class H               5.15
Prosus N.V.                                   5.12
Ferrari N.V.                                  5.11
Siemens Healthineers AG                       5.07
Orsted A/S                                    5.03
Atlassian Corp. PLC, Class A                  3.93
Yum China Holdings, Inc.                      3.31
Meituan Dianping, Class B                     3.05
                                            ------
    Total                                    50.48%
                                            ======


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    NOVEMBER 4, 2014 - SEPTEMBER 30, 2019

            First Trust International     IPOX(R) International  MSCI World
            Equity Opportunities ETF      Index                  ex USA Index
            -------------------------     ------------------     -----------
11/4/14     $10,000                       $10,000                $10,000
3/31/15       9,798                         9,813                 10,252
9/30/15       8,526                         8,522                  9,212
3/31/16       8,864                         8,954                  9,386
9/30/16       9,432                         9,523                  9,872
3/31/17       9,913                        10,072                 10,506
9/30/17      11,952                        12,204                 11,722
3/31/18      12,949                        13,217                 11,951
9/30/18      12,352                        12,713                 12,036
3/31/19      12,308                        12,716                 11,594
9/30/19      12,920                        13,403                 11,922

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
11/5/14 - 9/30/15         90         11          1          0           117          8          0          1
10/1/15 - 9/30/16        109         30          0          0            86         28          0          0
10/1/16 - 9/30/17        138         32          0          0            63         17          1          0
10/1/17 - 9/30/18        152         27          1          0            67          4          0          0
10/1/18 - 9/30/19         94         26         10          0            93         24          4          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Cybersecurity Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. The Index includes securities of companies classified as "cybersecurity" companies by the CTA.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                      AVERAGE ANNUAL         CUMULATIVE
                                                                                      TOTAL RETURNS        TOTAL RETURNS
                                                                     1 Year Ended   Inception (7/6/15)   Inception (7/6/15)
                                                                       9/30/19          to 9/30/19           to 9/30/19
FUND PERFORMANCE
NAV                                                                     -2.78%             8.40%               40.72%
Market Price                                                            -2.84%             8.45%               40.97%

INDEX PERFORMANCE
Nasdaq CTA Cybersecurity Index(SM)                                      -2.13%             9.16%               44.94%
S&P 500(R) Index                                                         4.25%            11.24%               56.99%
S&P Composite 1500 Information Technology Index                          8.39%            19.57%              113.20%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -2.78% during the 12-month period covered by this report. During the same period, the benchmark S&P Composite 1500 Information Technology Index generated a return of 8.39%. Over the period, Software & Services carried more weight in the Fund than any other industry group. Software & Services received 72.5% allocation in the Fund and contributed 0.4% to the Fund's return, which was also the highest contribution to the Fund's performance during the period. The greatest drag on the Fund's performance came from investments in Technology Hardware & Equipment, which received 14.2% weight and contributed -1.8% to the Fund's return. The Fund's currency exposure caused -0.3% performance during the year. On a relative basis, the Fund underperformed the benchmark. Most of this underperformance came from selection of investments in the Software & Services industry group. Investments in this industry group were a boon in the benchmark and caused -7.9% of underperformance for the Fund versus the benchmark. The only industry group causing outperformance versus the benchmark was the Technology Hardware & Equipment industry group, which earned 0.2% of outperformance.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       93.38%
Industrials                                   6.62
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
VMware, Inc., Class A                         6.52%
Cisco Systems, Inc.                           6.49
Palo Alto Networks, Inc.                      6.15
Broadcom, Inc.                                6.00
Okta, Inc.                                    4.78
Proofpoint, Inc.                              3.49
F5 Networks, Inc.                             3.35
Juniper Networks, Inc.                        3.28
BAE Systems PLC                               3.24
Splunk, Inc.                                  3.24
                                            ------
    Total                                    46.54%
                                            ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 6, 2015 - SEPTEMBER 30, 2019

            First Trust Nasdaq        Nasdaq CTA                  S&P 500(R)     S&P Composite 1500
            Cybersecurity ETF         Cybersecurity Index(SM)     Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
7/6/15      $10,000                   $10,000                     $10,000        $10,000
9/30/15       8,575                     8,585                       9,328          9,547
3/31/16       8,595                     8,645                      10,120         10,659
9/30/16      10,018                    10,113                      10,768         11,726
3/31/17      10,993                    11,137                      11,858         13,370
9/30/17      11,093                    11,276                      12,772         15,084
3/31/18      12,713                    12,943                      13,518         16,959
9/30/18      14,475                    14,808                      15,060         19,669
3/31/19      14,271                    14,642                      14,801         19,488
9/30/19      14,072                    14,494                      15,699         21,320

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 7, 2015 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
7/7/15 - 9/30/15          49          7          1          0             4          0          0          0
10/1/15 - 9/30/16        140          0          0          0           113          0          0          0
10/1/16 - 9/30/17        228          2          0          0            21          0          0          0
10/1/17 - 9/30/18        222          1          0          0            28          0          0          0
10/1/18 - 9/30/19        200          4          0          0            45          2          0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2019 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF or First Trust Nasdaq Cybersecurity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH        SIX-MONTH
                                                   APRIL 1, 2019    SEPTEMBER 30, 2019     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $1,038.50             0.60%            $3.07
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $1,046.60             0.60%            $3.08
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $1,021.90             0.61%            $3.09
Hypothetical (5% return before expenses)             $1,000.00          $1,022.01             0.61%            $3.09

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)
Actual                                               $1,000.00          $1,018.20             0.60%            $3.04
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)
Actual                                               $1,000.00          $  954.20             0.70%            $3.43
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2019 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH        SIX-MONTH
                                                   APRIL 1, 2019    SEPTEMBER 30, 2019     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,144.70             0.70%            $3.76
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $  968.70             0.70%            $3.45
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00          $1,004.00             0.70%            $3.52
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $  944.70             0.64%            $3.12
Hypothetical (5% return before expenses)             $1,000.00          $1,021.86             0.64%            $3.24

FIRST TRUST INDXX NEXTG ETF (NXTG)
Actual                                               $1,000.00          $1,032.60             0.70%            $3.57
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                               $1,000.00          $  997.30             0.70%            $3.50
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST CLOUD COMPUTING ETF (SKYY)
Actual                                               $1,000.00          $  982.00             0.60%            $2.98
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)
Actual                                               $1,000.00          $1,049.70             0.70%            $3.60
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $  986.20             0.60%            $2.99
Hypothetical (5% return before expenses)             $1,000.00          $1,022.06             0.60%            $3.04


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1, 2019 through September 30, 2019), multiplied by 183/365 (to reflect the six-month period).

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.1%
             BELGIUM -- 3.8%
     372,518 Proximus S.A., DP                 $   11,064,248
                                               --------------
             FINLAND -- 3.0%
     378,414 Fortum OYJ                             8,946,123
                                               --------------
             FRANCE -- 16.5%
     286,874 CNP Assurances                         5,543,806
      76,973 Covivio                                8,146,401
     303,310 Klepierre S.A.                        10,301,306
     149,520 SCOR SE                                6,174,930
     413,533 Societe Generale S.A.                 11,331,400
     132,141 TOTAL S.A.                             6,896,762
                                               --------------
                                                   48,394,605
                                               --------------
             GERMANY -- 12.2%
     358,033 Aareal Bank AG                        10,883,779
      32,299 Allianz SE                             7,528,465
     288,402 Deutsche Post AG                       9,633,099
      29,662 Muenchener Rueckversicherungs-
                Gesellschaft AG in Muenchen         7,675,192
                                               --------------
                                                   35,720,535
                                               --------------
             ITALY -- 10.8%
     477,192 Assicurazioni Generali S.p.A.          9,247,685
   5,924,736 Intesa Sanpaolo S.p.A.                14,048,703
   1,651,145 Snam S.p.A.                            8,339,680
                                               --------------
                                                   31,636,068
                                               --------------
             MULTI-NATIONAL -- 3.4%
      69,379 Unibail-Rodamco-Westfield             10,114,163
                                               --------------
             PORTUGAL -- 3.4%
   2,564,858 EDP-Energias de Portugal S.A.          9,957,845
                                               --------------
             SPAIN -- 2.6%
   1,916,550 Banco Santander S.A.                   7,805,366
                                               --------------
             SWEDEN -- 3.0%
     956,312 Skandinaviska Enskilda Banken
                AB, Class A                         8,789,788
                                               --------------
             SWITZERLAND -- 15.9%
     113,814 Swiss Prime Site AG                   11,135,652
      80,097 Swiss Re AG                            8,354,389
      14,061 Swisscom AG                            6,935,755
     962,982 UBS Group AG                          10,931,903
      24,419 Zurich Insurance Group AG              9,346,283
                                               --------------
                                                   46,703,982
                                               --------------
             UNITED KINGDOM -- 24.5%
   1,624,038 BAE Systems PLC                       11,381,904
     569,886 GlaxoSmithKline PLC                   12,224,405
   1,018,834 National Grid PLC                     11,047,567
     404,975 Royal Dutch Shell PLC, Class B        11,930,508
   1,068,546 SSE PLC                               16,363,675
     893,912 United Utilities Group PLC             9,076,398
                                               --------------
                                                   72,024,457
                                               --------------


             DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 99.1%        $  291,157,180
             (Cost $304,469,928) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.9%                 2,760,999
                                               --------------
             NET ASSETS -- 100.0%              $  293,918,179
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) Aggregate cost for federal income tax purposes is $307,663,519. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,552,376 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $31,058,715. The net unrealized depreciation was $16,506,339.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED       OBSERVABLE     UNOBSERVABLE
                          PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $  291,157,180  $          --  $           --
                      =============================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                56.2%
British Pound Sterling                              24.7
Swiss Franc                                         16.1
Swedish Krona                                        3.0
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 35

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             AUSTRALIA -- 3.5%
     196,196 BGP Holdings PLC (b) (c) (d)
                (e) (f)                        $            0
      16,655 BWP Trust                                 44,403
      12,534 Charter Hall Retail REIT                  35,954
      81,765 Cromwell Property Group                   70,088
      37,397 Dexus                                    301,127
      66,349 GPT Group (The)                          275,859
     133,845 Mirvac Group                             276,437
     174,870 Scentre Group                            463,852
      31,710 Shopping Centres Australasia
                Property Group                         55,861
      81,708 Stockland                                250,927
     107,143 Vicinity Centres                         185,853
                                               --------------
                                                    1,960,361
                                               --------------
             AUSTRIA -- 0.2%
       2,358 CA Immobilien Anlagen AG                  83,657
                                               --------------
             BELGIUM -- 0.9%
         842 Aedifica S.A.                             97,464
         176 Ascencio                                  10,858
         730 Befimmo S.A.                              44,875
         884 Cofinimmo S.A.                           124,487
         757 Intervest Offices & Warehouses
                N.V.                                   21,741
          83 Leasinvest Real Estate S.C.A.             10,856
         407 Montea C.V.A.                             34,469
         343 Retail Estates N.V.                       32,039
         613 Warehouses De Pauw C.V.A.                112,515
          82 Wereldhave Belgium Comm VA                 7,168
         392 Xior Student Housing N.V.                 21,256
                                               --------------
                                                      517,728
                                               --------------
             BERMUDA -- 0.4%
      39,622 Hongkong Land Holdings Ltd.              222,676
                                               --------------
             CANADA -- 3.1%
       3,983 Allied Properties Real Estate
                Investment Trust                      161,052
       4,332 Artis Real Estate Investment Trust        41,134
       1,300 Boardwalk Real Estate Investment
                Trust                                  43,577
       5,455 Canadian Apartment Properties
                REIT                                  224,277
       7,237 Chartwell Retirement Residences           80,408
       8,738 Choice Properties Real Estate
                Investment Trust                       95,238
       6,205 Cominar Real Estate Investment
                Trust                                  61,682
       3,020 Crombie Real Estate Investment
                Trust                                  36,016
       6,174 Dream Global Real Estate
                Investment Trust                       77,452
       3,727 Dream Industrial Real Estate
                Investment Trust                       37,218
       1,611 Dream Office Real Estate
                Investment Trust                       36,005
       4,553 First Capital Realty, Inc.                75,846


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CANADA (CONTINUED)
       1,688 Granite Real Estate Investment
                Trust                          $       81,734
       9,780 H&R Real Estate Investment Trust         170,745
       3,893 InterRent Real Estate Investment
                Trust                                  48,073
       2,888 Killam Apartment Real Estate
                Investment Trust                       43,663
       1,626 Northview Apartment Real Estate
                Investment Trust                       35,371
       3,502 NorthWest Healthcare Properties
                Real Estate Investment Trust           31,112
      10,467 RioCan Real Estate Investment
                Trust                                 208,416
       4,304 SmartCentres Real Estate
                Investment Trust                      105,582
       3,523 Summit Industrial Income REIT             34,915
                                               --------------
                                                    1,729,516
                                               --------------
             CAYMAN ISLANDS -- 1.5%
      92,026 CK Asset Holdings Ltd.                   623,471
      41,600 Wharf Real Estate Investment
                Co., Ltd.                             227,169
                                               --------------
                                                      850,640
                                               --------------
             FINLAND -- 0.1%
       2,628 Citycon OYJ                               27,570
       2,969 Kojamo OYJ                                48,606
                                               --------------
                                                       76,176
                                               --------------
             FRANCE -- 1.4%
       1,050 Carmila S.A.                              18,334
       1,580 Covivio                                  167,219
       1,772 Gecina S.A.                              278,508
       1,089 ICADE                                     97,390
       6,523 Klepierre S.A.                           221,540
       2,098 Mercialys S.A.                            27,898
                                               --------------
                                                      810,889
                                               --------------
             GERMANY -- 3.5%
       5,420 alstria office REIT-AG                    92,985
       1,749 Deutsche EuroShop AG                      49,336
      12,231 Deutsche Wohnen SE                       446,463
       2,391 Hamborner REIT AG                         24,966
       2,165 LEG Immobilien AG                        247,774
       4,321 TAG Immobilien AG                         98,621
       3,172 TLG Immobilien AG                         86,260
      18,578 Vonovia SE                               942,598
                                               --------------
                                                    1,989,003
                                               --------------
             GUERNSEY -- 0.2%
       8,211 BMO Real Estate Investments Ltd.           8,238
      12,593 Regional REIT Ltd. (g)                    15,948
      17,749 Schroder Real Estate Investment
                Trust Ltd.                             12,090
      32,160 Sirius Real Estate Ltd.                   29,973
      13,892 Standard Life Investment Property
                Income Trust Ltd.                      15,100
                                               --------------
                                                       81,349
                                               --------------


Page 36                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             HONG KONG -- 4.1%
      67,461 Champion REIT                     $       43,639
      69,219 Hang Lung Properties Ltd.                157,201
      21,462 Hysan Development Co., Ltd.               86,530
      71,904 Link REIT                                793,103
     195,591 New World Development Co., Ltd.          254,043
     109,158 Sino Land Co., Ltd.                      164,064
      48,773 Sun Hung Kai Properties Ltd.             701,940
      36,085 Swire Properties Ltd.                    113,259
                                               --------------
                                                    2,313,779
                                               --------------
             IRELAND -- 0.2%
      23,724 Green REIT PLC                            49,286
      23,810 Hibernia REIT PLC                         38,149
      14,954 Irish Residential Properties REIT
                PLC                                    28,002
                                               --------------
                                                      115,437
                                               --------------
             ISLE OF MAN -- 0.0%
       8,672 RDI REIT PLC                              11,644
                                               --------------
             ISRAEL -- 0.2%
       1,252 Azrieli Group Ltd.                        98,323
                                               --------------
             ITALY -- 0.0%
       1,669 Immobiliare Grande Distribuzione
                SIIQ S.p.A.                            10,223
                                               --------------
             JAPAN -- 12.0%
          24 Activia Properties, Inc.                 122,525
          43 Advance Residence Investment
                Corp.                                 141,179
       4,027 AEON Mall Co., Ltd.                       63,501
          51 AEON REIT Investment Corp.                70,233
          20 Comforia Residential REIT, Inc.           64,185
          64 Daiwa House REIT Investment
                Corp.                                 179,940
           9 Daiwa Office Investment Corp.             69,836
          15 Frontier Real Estate Investment
                Corp.                                  63,884
          25 Fukuoka REIT Corp.                        42,474
          33 Global One Real Estate Investment
                Corp.                                  44,590
         124 GLP J-REIT                               164,454
      12,300 Hulic Co., Ltd.                          125,702
          38 Hulic REIT, Inc.                          69,797
          56 Industrial & Infrastructure Fund
                Investment Corp.                       80,381
         297 Invesco Office J-REIT, Inc.               59,029
         167 Invincible Investment Corp.              103,019
          41 Japan Excellent, Inc.                     66,889
         153 Japan Hotel REIT Investment
                Corp.                                 114,051
          29 Japan Logistics Fund, Inc.                71,719
          29 Japan Prime Realty Investment
                Corp.                                 137,591
          44 Japan Real Estate Investment Corp.       295,029
          51 Japan Rental Housing Investments,
                Inc.                                   46,932


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
          90 Japan Retail Fund Investment
                Corp.                          $      190,280
          13 Kenedix Office Investment Corp.          102,677
          31 Kenedix Residential Next
                Investment Corp.                       61,125
          17 Kenedix Retail REIT Corp.                 42,577
          41 LaSalle Logiport REIT                     58,699
          52 MCUBS MidCity Investment Corp.            57,086
      40,466 Mitsubishi Estate Co., Ltd.              779,941
      32,168 Mitsui Fudosan Co., Ltd.                 797,023
          12 Mitsui Fudosan Logistics Park,
                Inc.                                   49,998
          53 Mori Hills REIT Investment Corp.          84,114
          34 Mori Trust Sogo REIT, Inc.                60,941
          15 Nippon Accommodations Fund,
                Inc.                                   93,364
          43 Nippon Building Fund, Inc.               330,081
          69 Nippon Prologis REIT, Inc.               188,956
          15 NIPPON REIT Investment Corp.              62,636
       3,900 Nomura Real Estate Holdings, Inc.         84,186
         148 Nomura Real Estate Master Fund,
                Inc.                                  267,187
          90 Orix JREIT, Inc.                         196,439
          43 Premier Investment Corp.                  63,073
         137 Sekisui House REIT, Inc.                 122,777
      13,544 Sumitomo Realty & Development
                Co., Ltd.                             515,204
       6,787 Tokyo Tatemono Co., Ltd.                  95,285
          30 Tokyu REIT, Inc.                          57,073
         101 United Urban Investment Corp.            193,359
                                               --------------
                                                    6,751,021
                                               --------------
             JERSEY ISLAND -- 0.0%
       2,937 Phoenix Spree Deutschland Ltd.            10,996
                                               --------------
             LUXEMBOURG -- 0.7%
         998 ADO Properties S.A. (f)                   41,118
      30,367 Aroundtown S.A.                          248,372
       3,770 Grand City Properties S.A.                84,812
                                               --------------
                                                      374,302
                                               --------------
             MULTI-NATIONAL -- 1.2%
       4,611 Unibail-Rodamco-Westfield                672,198
                                               --------------
             NETHERLANDS -- 0.2%
       1,647 Eurocommercial Properties N.V.            45,884
         609 NSI N.V.                                  26,319
         587 Vastned Retail N.V.                       17,531
       1,380 Wereldhave N.V.                           30,684
                                               --------------
                                                      120,418
                                               --------------
             NEW ZEALAND -- 0.1%
      49,068 Kiwi Property Group Ltd.                  51,313
                                               --------------
             NORWAY -- 0.1%
       4,850 Entra ASA (g)                             76,021
                                               --------------
             SINGAPORE -- 2.8%
      86,500 Ascendas Real Estate Investment
                Trust                                 195,261
      85,890 CapitaLand Commercial Trust              128,635


                        See Notes to Financial Statements                Page 37

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SINGAPORE (CONTINUED)
      85,430 CapitaLand Ltd.                   $      218,187
      82,083 CapitaLand Mall Trust                    156,190
      26,800 CDL Hospitality Trusts                    31,800
      16,000 City Developments Ltd.                   113,678
      45,285 Fortune Real Estate Investment
                Trust                                  51,827
      24,200 Frasers Centrepoint Trust                 47,974
      56,700 Frasers Logistics & Industrial
                Trust                                  50,869
      34,400 Keppel DC REIT                            47,538
      67,500 Keppel REIT                               61,535
      65,421 Mapletree Commercial Trust               108,392
      48,200 Mapletree Industrial Trust                84,742
      83,053 Mapletree Logistics Trust                 97,345
      70,097 Suntec Real Estate Investment
                Trust                                  96,360
      16,800 UOL Group Ltd.                            91,162
                                               --------------
                                                    1,581,495
                                               --------------
             SPAIN -- 0.6%
      11,118 Inmobiliaria Colonial Socimi S.A.        134,148
       2,181 Lar Espana Real Estate Socimi S.A.        18,328
      11,323 Merlin Properties Socimi S.A.            158,095
                                               --------------
                                                      310,571
                                               --------------
             SWEDEN -- 1.8%
       1,578 Atrium Ljungberg AB, Class B              34,865
       9,223 Castellum AB                             197,501
         705 Catena AB                                 23,132
       2,880 Dios Fastigheter AB                       25,131
       9,027 Fabege AB                                148,738
       3,317 Fastighets AB Balder, Class B (c)        125,617
       1,226 Hembla AB (c)                             26,839
       5,517 Hemfosa Fastigheter AB                    55,876
       3,746 Hufvudstaden AB, Class A                  67,811
      17,247 Klovern AB, Class B                       32,185
       6,457 Kungsleden AB                             58,640
       5,460 Nyfosa AB (c)                             37,162
       2,567 Pandox AB                                 51,162
       3,373 Sagax AB, Class D                         12,918
       5,574 Wallenstam AB, Class B                    63,191
       4,538 Wihlborgs Fastigheter AB                  73,758
                                               --------------
                                                    1,034,526
                                               --------------
             SWITZERLAND -- 1.0%
         481 Allreal Holding AG                        92,436
          95 Hiag Immobilien Holding AG                10,756
         221 Mobimo Holding AG                         62,444
       1,342 PSP Swiss Property AG                    170,363
       2,570 Swiss Prime Site AG                      251,451
                                               --------------
                                                      587,450
                                               --------------
             UNITED KINGDOM -- 4.0%
      80,788 Assura PLC                                70,824
       5,242 Big Yellow Group PLC                      66,966
      31,825 British Land (The) Co. PLC               228,833
      25,153 Capital & Counties Properties PLC         72,740
      21,321 Civitas Social Housing PLC                22,702


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED KINGDOM (CONTINUED)
      12,895 Custodian REIT PLC                $       18,645
       3,433 Derwent London PLC                       142,248
      20,065 Empiric Student Property PLC              23,018
      14,059 GCP Student Living PLC                    29,559
      20,582 Grainger PLC                              62,254
       9,020 Great Portland Estates PLC                83,179
      26,229 Hammerson PLC                             91,460
      14,246 Hansteen Holdings PLC                     16,185
       3,397 Helical PLC                               16,248
       7,242 Impact Healthcare REIT PLC                 9,884
      30,326 Intu Properties PLC                       16,533
      24,390 Land Securities Group PLC                256,822
      27,825 LondonMetric Property PLC                 74,377
      17,836 LXI REIT PLC                              28,553
      10,296 NewRiver REIT PLC                         24,610
      38,358 Primary Health Properties PLC             62,538
       7,001 Safestore Holdings PLC                    57,545
      37,311 Segro PLC                                371,959
       7,617 Shaftesbury PLC                           85,085
      13,177 Target Healthcare REIT PLC                18,567
      10,891 Triple Point Social Housing REIT
                PLC (g)                                12,561
      58,408 Tritax Big Box REIT PLC                  107,435
       9,797 UNITE Group (The) PLC                    131,541
       4,550 Workspace Group PLC                       53,846
                                               --------------
                                                    2,256,717
                                               --------------
             UNITED STATES -- 55.7%
       2,822 Acadia Realty Trust                       80,653
       1,394 Agree Realty Corp.                       101,971
          72 Alexander's, Inc.                         25,086
       3,814 Alexandria Real Estate Equities,
                Inc.                                  587,509
       1,642 American Assets Trust, Inc.               76,747
       4,667 American Campus Communities,
                Inc.                                  224,389
       3,631 American Finance Trust, Inc.              50,689
       8,778 American Homes 4 Rent, Class A           227,262
       6,540 Americold Realty Trust                   242,438
       5,044 Apartment Investment &
                Management Co., Class A               262,994
       7,169 Apple Hospitality REIT, Inc.             118,862
       4,759 AvalonBay Communities, Inc.            1,024,755
       5,284 Boston Properties, Inc.                  685,123
       5,949 Brandywine Realty Trust                   90,127
      10,134 Brixmor Property Group, Inc.             205,619
       2,518 Brookfield Property REIT, Inc.,
                Class A                                51,342
       3,188 Camden Property Trust                    353,900
       3,243 CareTrust REIT, Inc.                      76,227
       1,559 Chatham Lodging Trust                     28,296
      16,316 Colony Capital, Inc.                      98,222
       3,974 Columbia Property Trust, Inc.             84,050
       3,823 Corporate Office Properties Trust        113,849
       4,971 Cousins Properties, Inc.                 186,860
       6,559 CubeSmart                                228,909
       3,821 CyrusOne, Inc.                           302,241


Page 38                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       6,841 DiamondRock Hospitality Co.       $       70,120
       7,101 Digital Realty Trust, Inc.               921,781
       5,663 Douglas Emmett, Inc.                     242,546
      12,278 Duke Realty Corp.                        417,084
       2,673 Easterly Government Properties,
                Inc.                                   56,935
       1,260 EastGroup Properties, Inc.               157,525
       5,048 Empire State Realty Trust, Inc.,
                Class A                                72,035
       2,627 EPR Properties                           201,911
       4,109 Equity Commonwealth                      140,733
       2,960 Equity LifeStyle Properties, Inc.        395,456
      12,502 Equity Residential                     1,078,423
       2,582 Essential Properties Realty Trust,
                Inc.                                   59,154
       2,236 Essex Property Trust, Inc.               730,389
       4,223 Extra Space Storage, Inc.                493,331
       2,549 Federal Realty Investment Trust          347,021
       4,284 First Industrial Realty Trust,
                Inc.                                  169,475
       2,327 Four Corners Property Trust, Inc.         65,808
       3,526 Franklin Street Properties Corp.          29,830
       6,909 Gaming and Leisure Properties,
                Inc.                                  264,200
       1,133 Getty Realty Corp.                        36,324
       2,867 Global Net Lease, Inc.                    55,906
      16,803 HCP, Inc.                                598,691
       4,346 Healthcare Realty Trust, Inc.            145,591
       6,956 Healthcare Trust of America, Inc.,
                Class A                               204,367
       1,185 Hersha Hospitality Trust                  17,633
       3,485 Highwoods Properties, Inc.               156,616
      24,718 Host Hotels & Resorts, Inc.              427,374
       5,185 Hudson Pacific Properties, Inc.          173,490
       3,056 Independence Realty Trust, Inc.           43,731
       2,202 Industrial Logistics Properties
                Trust                                  46,792
         367 Innovative Industrial Properties,
                Inc.                                   33,900
         396 Investors Real Estate Trust               29,569
      16,288 Invitation Homes, Inc.                   482,288
       4,172 JBG SMITH Properties                     163,584
       4,168 Kennedy-Wilson Holdings, Inc.             91,363
       3,380 Kilroy Realty Corp.                      263,268
      13,785 Kimco Realty Corp.                       287,831
       2,814 Kite Realty Group Trust                   45,446
       7,782 Lexington Realty Trust                    79,765
       5,317 Liberty Property Trust                   272,922
       1,584 Life Storage, Inc.                       166,969
       1,337 LTC Properties, Inc.                      68,481
       4,823 Macerich (The) Co.                       152,359
       2,942 Mack-Cali Realty Corp.                    63,724
      15,118 Medical Properties Trust, Inc.           295,708
       3,880 Mid-America Apartment
                Communities, Inc.                     504,439
       3,138 Monmouth Real Estate Investment
                Corp.                                  45,219
       1,422 National Health Investors, Inc.          117,159
       5,534 National Retail Properties, Inc.         312,118


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
       2,016 National Storage Affiliates Trust $       67,274
       1,620 Office Properties Income Trust            49,637
       7,296 Omega Healthcare Investors, Inc.         304,900
       6,875 Paramount Group, Inc.                     91,781
       8,143 Park Hotels & Resorts, Inc.              203,331
       4,418 Pebblebrook Hotel Trust                  122,909
       6,307 Physicians Realty Trust                  111,949
       4,254 Piedmont Office Realty Trust,
                Inc., Class A                          88,824
      21,473 Prologis, Inc.                         1,829,929
         680 PS Business Parks, Inc.                  123,726
       5,061 Public Storage                         1,241,311
       1,859 QTS Realty Trust, Inc., Class A           95,571
      10,879 Realty Income Corp.                      834,202
       5,680 Regency Centers Corp.                    394,703
       3,825 Retail Opportunity Investments
                Corp.                                  69,730
       7,272 Retail Properties of America,
                Inc., Class A                          89,591
         507 Retail Value, Inc.                        18,779
       3,721 Rexford Industrial Realty, Inc.          163,798
       5,849 RLJ Lodging Trust                         99,375
       2,653 RPT Realty                                35,948
       1,559 Ryman Hospitality Properties,
                Inc.                                  127,542
       6,418 Sabra Health Care REIT, Inc.             147,357
         404 Saul Centers, Inc.                        22,022
       8,041 Senior Housing Properties Trust           74,419
       1,145 Seritage Growth Properties,
                Class A                                48,651
       5,559 Service Properties Trust                 143,367
      10,510 Simon Property Group, Inc.             1,635,881
       4,770 SITE Centers Corp.                        72,075
       2,805 SL Green Realty Corp.                    229,309
       3,059 Spirit Realty Capital, Inc.              146,404
       4,348 STAG Industrial, Inc.                    128,179
       7,196 STORE Capital Corp.                      269,202
       3,516 Summit Hotel Properties, Inc.             40,786
       3,024 Sun Communities, Inc.                    448,913
       7,625 Sunstone Hotel Investors, Inc.           104,767
       3,104 Tanger Factory Outlet Centers,
                Inc.                                   48,050
       1,994 Taubman Centers, Inc.                     81,415
       2,192 Terreno Realty Corp.                     111,989
       9,910 UDR, Inc.                                480,437
         436 Universal Health Realty Income
                Trust                                  44,821
       3,910 Urban Edge Properties                     77,379
       1,005 Urstadt Biddle Properties, Inc.,
                Class A                                23,818
      12,726 Ventas, Inc.                             929,380
      36,044 VEREIT, Inc.                             352,510
      15,771 VICI Properties, Inc.                    357,213
       5,904 Vornado Realty Trust                     375,908
       6,346 Washington Prime Group, Inc.              26,272
       2,725 Washington Real Estate Investment
                Trust                                  74,556
       4,131 Weingarten Realty Investors              120,336
      13,852 Welltower, Inc.                        1,255,684


                        See Notes to Financial Statements                Page 39

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       5,774 WP Carey, Inc.                    $      516,773
       3,850 Xenia Hotels & Resorts, Inc.              81,312
                                               --------------
                                                   31,458,499
                                               --------------
             TOTAL COMMON STOCKS -- 99.5%          56,156,928
             (Cost $47,608,707)                --------------

             INVESTMENT COMPANIES (a) -- 0.1%
             GUERNSEY -- 0.1%
      18,021 BMO Commercial Property Trust             25,836
      18,731 Picton Property Income Ltd.               20,221
      22,347 UK Commercial Property REIT Ltd.          23,080
                                               --------------
             TOTAL INVESTMENT COMPANIES
                -- 0.1%                                69,137
             (Cost $78,937)                    --------------

             RIGHTS (a) -- 0.0%
             SINGAPORE -- 0.0%
       3,633 Keppel DC REIT, expiring
                11/07/19 (b) (c) (e)                      526
             (Cost $0)                         --------------

             MONEY MARKET FUNDS -- 0.1%
      59,799 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 1.82% (h)                      59,799
             (Cost $59,799)                    --------------

             TOTAL INVESTMENTS -- 99.7%            56,286,390
             (Cost $47,747,443) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                   149,821
                                               --------------
             NET ASSETS -- 100.0%              $   56,436,211
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2019, securities noted as such are valued at $526 or 0.0% of net assets.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's advisor.

(f) This security's value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(g) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(h)   Rate shown reflects yield as of September 30, 2019.

(i) Aggregate cost for federal income tax purposes is $49,904,865. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,540,373 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,158,848. The net unrealized appreciation was $6,381,525.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2       LEVEL 3
                   TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                 9/30/2019        PRICES        INPUTS         INPUTS
                --------------------------------------------------------
Common
   Stocks:
Australia       $  1,960,361   $  1,960,361   $        --   $         --**
Other
   Country
   Categories*    54,196,567     54,196,567            --             --
Investment
   Companies*         69,137         69,137            --             --
Rights*                  526             --           526             --
Money Market
   Funds              59,799         59,799            --             --
                --------------------------------------------------------
Total
   Investments  $ 56,286,390   $ 56,285,864   $       526   $         --**
                ========================================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

As of September 30, 2019, the Fund transferred a common stock valued at $0 from Level 2 to level 3 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 3 did so as a result of being priced using unobservable and non-quantitative inputs.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.


Page 40                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2019

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                56.4%
Japanese Yen                                        12.0
Euro                                                 9.0
Hong Kong Dollar                                     5.7
British Pound Sterling                               4.3
Australian Dollar                                    3.5
Canadian Dollar                                      3.1
Singapore Dollar                                     2.7
Swedish Krona                                        1.8
Swiss Franc                                          1.1
Israeli Shekel                                       0.2
Norwegian Krone                                      0.1
New Zealand Dollar                                   0.1
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 41

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             AUSTRALIA -- 16.2%
     259,369 Australia & New Zealand Banking
                Group Ltd.                     $    4,992,747
     908,810 Bendigo & Adelaide Bank Ltd.           7,047,987
      98,314 Commonwealth Bank of Australia         5,363,644
     566,668 Crown Resorts Ltd.                     4,608,798
   2,865,927 CSR Ltd.                               8,259,713
     975,833 Fortescue Metals Group Ltd.            5,796,023
   2,826,580 Harvey Norman Holdings Ltd.            8,642,342
     348,235 JB Hi-Fi Ltd.                          7,991,408
     390,214 National Australia Bank Ltd.           7,822,242
     435,303 Suncorp Group Ltd.                     4,010,479
     915,941 Sydney Airport                         4,964,266
   1,193,624 Tabcorp Holdings Ltd.                  3,907,340
     244,962 Wesfarmers Ltd.                        6,580,422
     322,671 Westpac Banking Corp.                  6,455,206
                                               --------------
                                                   86,442,617
                                               --------------
             BERMUDA -- 2.0%
     285,914 Invesco Ltd.                           4,843,383
     646,209 VTech Holdings Ltd.                    5,635,376
                                               --------------
                                                   10,478,759
                                               --------------
             CANADA -- 11.9%
      77,803 Bank of Nova Scotia (The)              4,419,124
     109,362 BCE, Inc.                              5,289,593
      52,884 Canadian Imperial Bank of
                Commerce                            4,363,324
     126,156 Emera, Inc.                            5,538,161
     123,973 Genworth MI Canada, Inc.               4,922,051
     228,686 IGM Financial, Inc.                    6,493,692
     187,933 Laurentian Bank of Canada              6,387,608
      80,313 National Bank of Canada                3,996,100
     159,790 Norbord, Inc.                          3,830,570
     313,143 Russel Metals, Inc.                    5,003,764
     189,696 Shaw Communications, Inc.,
                Class B                             3,727,054
     100,410 TC Energy Corp.                        5,199,174
     114,389 TELUS Corp.                            4,070,983
                                               --------------
                                                   63,241,198
                                               --------------
             DENMARK -- 0.8%
     294,379 Danske Bank A/S                        4,098,989
                                               --------------
             FINLAND -- 3.8%
     227,021 Fortum OYJ                             5,367,026
     126,037 Nokian Renkaat OYJ                     3,555,253
     877,246 Nordea Bank Abp                        6,221,072
     125,841 Sampo OYJ, Class A                     5,003,629
                                               --------------
                                                   20,146,980
                                               --------------
             FRANCE -- 8.6%
     210,504 AXA S.A.                               5,375,771
     117,434 BNP Paribas S.A.                       5,717,655
     122,794 Bouygues S.A.                          4,918,613
     437,020 Credit Agricole S.A.                   5,306,335
     337,921 Engie S.A.                             5,517,408
     196,230 Lagardere S.C.A.                       4,341,797
   1,015,051 Natixis S.A.                           4,209,695


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             FRANCE (CONTINUED)
     235,325 Societe Generale S.A.             $    6,448,244
      78,588 TOTAL S.A.                             4,101,700
                                               --------------
                                                   45,937,218
                                               --------------
             GERMANY -- 4.2%
     198,163 Aareal Bank AG                         6,023,920
      18,153 Allianz SE                             4,231,222
      92,570 Daimler AG                             4,602,923
     640,274 TUI AG                                 7,445,760
                                               --------------
                                                   22,303,825
                                               --------------
             HONG KONG -- 1.0%
   9,837,305 PCCW Ltd.                              5,522,557
                                               --------------
             IRELAND -- 1.0%
     103,674 Seagate Technology PLC                 5,576,624
                                               --------------
             ITALY -- 7.1%
     265,267 Assicurazioni Generali S.p.A.          5,140,710
     436,634 Azimut Holding S.p.A.                  8,195,186
     818,754 Banca Mediolanum S.p.A.                6,148,664
     280,428 Eni S.p.A.                             4,289,543
   3,259,045 Intesa Sanpaolo S.p.A.                 7,727,830
   2,316,220 UnipolSai Assicurazioni S.p.A.         6,159,958
                                               --------------
                                                   37,661,891
                                               --------------
             JAPAN -- 1.6%
     175,678 Aozora Bank Ltd.                       4,390,122
   1,512,200 Tokai Tokyo Financial Holdings,
                Inc.                                4,167,728
                                               --------------
                                                    8,557,850
                                               --------------
             JERSEY ISLAND -- 1.3%
     558,966 WPP PLC                                6,996,439
                                               --------------
             MALTA -- 0.6%
     509,738 Kindred Group PLC                      2,977,426
                                               --------------
             NETHERLANDS -- 2.3%
   1,023,749 Aegon N.V.                             4,259,158
     263,214 BE Semiconductor Industries N.V.       8,242,382
                                               --------------
                                                   12,501,540
                                               --------------
             NEW ZEALAND -- 1.2%
   2,342,585 Spark New Zealand Ltd.                 6,469,163
                                               --------------
             NORWAY -- 0.6%
     166,796 Equinor ASA                            3,172,693
                                               --------------
             PORTUGAL -- 1.0%
   1,430,762 EDP-Energias de Portugal S.A.          5,554,813
                                               --------------
             SINGAPORE -- 1.0%
   2,339,440 Singapore Telecommunications Ltd.      5,247,089
                                               --------------
             SPAIN -- 3.4%
   1,833,733 Mapfre S.A.                            4,938,749
     183,424 Naturgy Energy Group S.A.              4,866,143
     216,352 Red Electrica Corp., S.A.              4,394,388
     548,267 Telefonica S.A.                        4,183,698
                                               --------------
                                                   18,382,978
                                               --------------


Page 42                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN -- 4.4%
     274,135 JM AB                             $    7,006,503
     563,279 Skandinaviska Enskilda Banken
                AB, Class A                         5,177,288
     395,977 Swedbank AB, Class A                   5,699,884
   1,201,534 Telia Co., AB                          5,379,047
                                               --------------
                                                   23,262,722
                                               --------------
             SWITZERLAND -- 3.0%
      51,368 Swiss Re AG                            5,357,857
       9,149 Swisscom AG                            4,512,853
      15,532 Zurich Insurance Group AG              5,944,816
                                               --------------
                                                   15,815,526
                                               --------------
             UNITED KINGDOM -- 13.6%
     305,470 Bovis Homes Group PLC                  4,184,058
     162,569 British American Tobacco PLC           6,011,561
   2,194,358 BT Group PLC                           4,818,193
   1,441,836 Crest Nicholson Holdings PLC           6,718,912
   3,748,525 Dixons Carphone PLC                    5,482,375
     858,647 Galliford Try PLC                      7,068,205
     676,367 HSBC Holdings PLC                      5,194,315
   3,060,295 ITV PLC                                4,737,322
   1,360,557 Legal & General Group PLC              4,155,394
     648,041 Phoenix Group Holdings PLC             5,508,241
     176,197 Royal Dutch Shell PLC, Class A         5,164,742
   2,699,500 Standard Life Aberdeen PLC             9,486,138
     378,575 United Utilities Group PLC             3,843,888
                                               --------------
                                                   72,373,344
                                               --------------
             UNITED STATES -- 8.8%
      98,964 Altria Group, Inc.                     4,047,628
     194,858 AT&T, Inc.                             7,373,427
     581,147 CenturyLink, Inc.                      7,252,715
     706,567 Ford Motor Co.                         6,472,154
      85,713 Helmerich & Payne, Inc.                3,434,520
     224,520 Macy's, Inc.                           3,489,041
     128,551 PacWest Bancorp                        4,671,543
      85,376 Southern (The) Co.                     5,273,675
     266,697 Waddell & Reed Financial, Inc.,
                Class A                             4,581,854
                                               --------------
                                                   46,596,557
                                               --------------
             TOTAL INVESTMENTS -- 99.4%           529,318,798
             (Cost $556,761,177) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.6%                 3,212,965
                                               --------------
             NET ASSETS -- 100.0%              $  532,531,763
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) Aggregate cost for federal income tax purposes is $573,181,075. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $30,995,963 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $74,858,240. The net unrealized depreciation was $43,862,277.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED       OBSERVABLE     UNOBSERVABLE
                          PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $  529,318,798  $          --  $           --
                      =============================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                28.1%
British Pound Sterling                              16.4
Australian Dollar                                   16.3
Canadian Dollar                                     12.0
United States Dollar                                10.8
Swedish Krona                                        6.1
Swiss Franc                                          3.0
Hong Kong Dollar                                     2.1
Japanese Yen                                         1.6
New Zealand Dollar                                   1.2
Singapore Dollar                                     1.0
Danish Krone                                         0.8
Norwegian Krone                                      0.6
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 43

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             AUSTRALIA -- 1.6%
      95,914 AGL Energy Ltd.                   $    1,240,365
                                               --------------
             CANADA -- 12.2%
     182,868 Boralex, Inc., Class A                 3,123,601
     307,784 Northland Power, Inc.                  5,905,476
      15,096 TransAlta Renewables, Inc.               155,307
                                               --------------
                                                    9,184,384
                                               --------------
             CAYMAN ISLANDS -- 0.9%
   1,088,808 China High Speed Transmission
                Equipment Group Co., Ltd. (b)         668,202
                                               --------------
             CHINA -- 6.3%
   5,315,780 China Longyuan Power Group
                Corp., Ltd., Class H                2,984,222
     220,911 China Suntien Green Energy Corp.,
                Ltd., Class H                          60,599
   1,446,235 Xinjiang Goldwind Science &
                Technology Co., Ltd., Class H       1,712,372
                                               --------------
                                                    4,757,193
                                               --------------
             DENMARK -- 15.7%
      61,127 Orsted A/S (c)                         5,680,837
      79,435 Vestas Wind Systems A/S                6,166,984
                                               --------------
                                                   11,847,821
                                               --------------
             FRANCE -- 2.1%
      96,036 Engie S.A.                             1,568,029
                                               --------------
             GERMANY -- 8.5%
     157,032 E. ON SE                               1,526,555
     158,966 Nordex SE (b) (d)                      1,732,656
      51,243 RWE AG                                 1,602,409
      14,598 Siemens AG                             1,563,270
                                               --------------
                                                    6,424,890
                                               --------------
             GREECE -- 1.3%
     116,704 Terna Energy S.A.                        943,839
                                               --------------
             GUERNSEY -- 3.8%
   1,847,056 Renewables Infrastructure Group
                (The) Ltd.                          2,866,047
                                               --------------
             ITALY -- 3.1%
     201,350 Enel S.p.A.                            1,503,536
      39,216 Prysmian S.p.A.                          842,049
                                               --------------
                                                    2,345,585
                                               --------------
             JAPAN -- 6.1%
      38,900 Mitsubishi Heavy Industries Ltd.       1,522,542
      93,310 Mitsui & Co., Ltd.                     1,525,753
     204,904 Toray Industries, Inc.                 1,520,032
                                               --------------
                                                    4,568,327
                                               --------------
             NETHERLANDS -- 0.5%
      28,737 SIF Holding N.V.                         409,065
                                               --------------
             PORTUGAL -- 1.6%
     320,860 EDP-Energias de Portugal S.A.          1,245,712
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SPAIN -- 11.7%
       3,129 Acciona S.A.                      $      331,156
      46,453 Endesa S.A.                            1,222,247
     141,970 Iberdrola S.A.                         1,475,608
     428,810 Siemens Gamesa Renewable
                Energy S.A.                         5,818,920
                                               --------------
                                                    8,847,931
                                               --------------
             SWEDEN -- 1.9%
      51,423 Eolus Vind AB, Class B                   549,540
      55,008 SKF AB, Class B                          909,158
                                               --------------
                                                    1,458,698
                                               --------------
             SWITZERLAND -- 2.4%
      77,158 ABB Ltd.                               1,516,025
       2,857 BKW AG                                   212,117
          52 Gurit Holding AG                          69,608
                                               --------------
                                                    1,797,750
                                               --------------
             UNITED KINGDOM -- 2.1%
     104,308 SSE PLC                                1,597,369
                                               --------------
             UNITED STATES -- 17.8%
      27,877 Alliant Energy Corp.                   1,503,407
      40,874 American Superconductor Corp. (d)        320,452
      15,766 Duke Energy Corp.                      1,511,329
     177,228 General Electric Co.                   1,584,418
       6,674 NextEra Energy, Inc.                   1,554,975
     158,966 Pattern Energy Group, Inc.,
                Class A                             4,280,954
      81,930 TPI Composites, Inc. (d)               1,536,188
      17,205 Trinity Industries, Inc.                 338,594
       7,779 Woodward, Inc.                           838,810
                                               --------------
                                                   13,469,127
                                               --------------
             TOTAL COMMON STOCKS -- 99.6%          75,240,334
             (Cost $74,310,642)                --------------

             MONEY MARKET FUNDS -- 0.2%
     146,929 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.00%  (e) (f)                        146,929
             (Cost $146,929)                   --------------


 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.5%
$  1,105,439 BNP Paribas S.A., 2.35% (e),
                dated 09/30/19, due 10/01/19,
                with a maturity value of
                $1,105,511. Collateralized by
                U.S. Treasury Note, interest
                rate of 2.875%, due 05/15/28.
                The value of the collateral
                including accrued interest is
                $1,130,664. (f)                     1,105,439
             (Cost $1,105,439)                 --------------


Page 44                 See Notes to Financial Statements

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

SEPTEMBER 30, 2019

             DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 101.3%       $   76,492,702
             (Cost $75,563,010) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.3)%                (990,937)
                                               --------------
             NET ASSETS -- 100.0%              $   75,501,765
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,165,264 and the total value of the collateral held by the Fund is $1,252,368.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   Non-income producing security.

(e)   Rate shown reflects yield as of September 30, 2019.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for federal income tax purposes is $77,629,398. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,563,958 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,700,654. The net unrealized depreciation was $1,136,696.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED       OBSERVABLE     UNOBSERVABLE
                          PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $   75,240,334  $          --  $           --
Money Market
   Funds                     146,929             --              --
Repurchase
   Agreements                     --      1,105,439              --
                      ---------------------------------------------
Total Investments     $   75,387,263  $   1,105,439  $           --
                      =============================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    1,165,264
Non-cash Collateral(2)                             (1,165,264)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    1,105,439
Non-cash Collateral(4)                             (1,105,439)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                28.5%
United States Dollar                                19.2
Danish Krone                                        15.5
Canadian Dollar                                     12.0
Hong Kong Dollar                                     7.1
Japanese Yen                                         6.0
British Pound Sterling                               5.8
Swiss Franc                                          2.4
Swedish Krona                                        1.9
Australian Dollar                                    1.6
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 45

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             AUSTRALIA -- 4.1%
       5,854 CIMIC Group Ltd.                  $      124,264
      35,311 Downer EDI Ltd.                          185,899
       6,766 Monadelphous Group Ltd.                   71,925
                                               --------------
                                                      382,088
                                               --------------
             CANADA -- 3.3%
       4,213 Aecon Group, Inc.                         58,003
      10,034 SNC-Lavalin Group, Inc.                  141,325
       4,988 Stantec, Inc.                            110,388
                                               --------------
                                                      309,716
                                               --------------
             CAYMAN ISLANDS -- 1.3%
     129,659 China State Construction
                International Holdings Ltd.           121,922
                                               --------------
             CHINA -- 3.7%
     228,358 China Communications
                Construction Co., Ltd.,
                Class H                               178,603
     270,902 China Railway Group Ltd., Class H        164,524
                                               --------------
                                                      343,127
                                               --------------
             FINLAND -- 0.4%
       5,917 YIT OYJ                                   34,052
                                               --------------
             FRANCE -- 9.3%
       7,495 Bouygues S.A.                            300,218
       2,584 Eiffage S.A.                             267,900
       2,876 Vinci S.A.                               309,772
                                               --------------
                                                      877,890
                                               --------------
             GERMANY -- 1.9%
       1,560 HOCHTIEF AG                              177,854
                                               --------------
             IRELAND -- 2.2%
       4,277 Kingspan Group PLC                       208,846
                                               --------------
             ITALY -- 0.2%
       8,996 Salini Impregilo S.p.A. (b) (c)           19,630
                                               --------------
             JAPAN -- 30.4%
      31,800 Chiyoda Corp. (b) (c)                     82,937
       7,900 COMSYS Holdings Corp.                    223,575
      17,100 JGC Holdings Corp.                       223,466
      17,200 Kajima Corp.                             225,410
       7,300 Kandenko Co., Ltd.                        65,219
       8,800 Kinden Corp.                             130,464
       3,270 Kumagai Gumi Co., Ltd.                    92,997
       7,500 Kyowa Exeo Corp.                         181,734
      14,500 Maeda Corp.                              126,326
       4,600 Maeda Road Construction Co., Ltd.         99,977
       2,900 Nippo Corp.                               53,615
       4,820 Nishimatsu Construction Co., Ltd.         89,602
      24,900 Obayashi Corp.                           247,791
       3,100 Okumura Corp.                             82,714
      27,000 Penta-Ocean Construction Co., Ltd.       149,327
       2,000 Raito Kogyo Co., Ltd.                     26,229
      26,800 Shimizu Corp.                            242,408
       3,600 SHO-BOND Holdings Co., Ltd.              126,187
       7,000 Taisei Corp.                             270,936
      15,400 Toda Corp.                                88,448


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN (CONTINUED)
       2,000 Toshiba Plant Systems & Services
                Corp.                          $       33,332
                                               --------------
                                                    2,862,694
                                               --------------
             NETHERLANDS -- 2.8%
       3,767 Arcadis N.V.                              70,374
       6,106 Boskalis Westminster                     127,382
      27,835 Koninklijke BAM Groep N.V.                69,537
                                               --------------
                                                      267,293
                                               --------------
             NORWAY -- 0.4%
       3,425 Veidekke ASA                              38,438
                                               --------------
             PANAMA -- 0.6%
      27,075 McDermott International,
                Inc. (b) (c)                           54,691
                                               --------------
             PHILIPPINES -- 0.9%
      12,110 Manila Electric Co.                       86,450
                                               --------------
             SOUTH KOREA -- 2.5%
      23,238 Daewoo Engineering &
                Construction Co., Ltd. (c)             93,834
       5,211 GS Engineering & Construction
                Corp.                                 143,764
                                               --------------
                                                      237,598
                                               --------------
             SPAIN -- 4.2%
       6,469 ACS Actividades de Construccion
                y Servicios S.A.                      258,487
      25,872 Sacyr S.A.                                66,268
       2,959 Tecnicas Reunidas S.A. (c)                72,695
                                               --------------
                                                      397,450
                                               --------------
             SWEDEN -- 5.3%
       6,552 NCC AB, Class B                          109,155
      12,191 Peab AB                                  108,299
      13,879 Skanska AB, Class B                      281,132
                                               --------------
                                                      498,586
                                               --------------
             UNITED KINGDOM -- 2.2%
      42,230 Balfour Beatty PLC                       115,271
       9,965 Galliford Try PLC                         82,030
       1,742 Keller Group PLC                          12,144
                                               --------------
                                                      209,445
                                               --------------
             UNITED STATES -- 23.8%
       6,835 AECOM (c)                                256,722
       3,260 Dycom Industries, Inc. (c)               166,423
       2,977 EMCOR Group, Inc.                        256,379
       8,967 Fluor Corp.                              171,539
       4,069 Granite Construction, Inc.               130,737
       3,678 Jacobs Engineering Group, Inc.           336,537
       9,421 KBR, Inc.                                231,191
       4,831 MasTec, Inc. (c)                         313,677
       1,446 Matrix Service Co. (c)                    24,784
       7,277 Quanta Services, Inc.                    275,071
       5,099 Tutor Perini Corp. (c)                    73,069
                                               --------------
                                                    2,236,129
                                               --------------
             TOTAL COMMON STOCKS -- 99.5%           9,363,899
             (Cost $10,013,209)                --------------


Page 46                 See Notes to Financial Statements

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.1%
      11,188 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.00% (d) (e)                  $       11,188
             (Cost $11,188)                    --------------


 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.9%
$     84,178 BNP Paribas S.A., 2.35% (d), dated
                09/30/19, due 10/01/19, with a
                maturity value of $84,183.
                Collateralized by U.S. Treasury
                Note, interest rate of 2.875%,
                due 05/15/28. The value of the
                collateral including accrued
                interest is $86,099. (e)               84,178
             (Cost $84,178)                    --------------

             TOTAL INVESTMENTS -- 100.5%            9,459,265
             (Cost $10,108,575) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.5)%                 (50,106)
                                               --------------
             NET ASSETS -- 100.0%              $    9,409,159
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $91,993 and the total value of the collateral held by the Fund is $95,366.

(c)   Non-income producing security.

(d)   Rate shown reflects yield as of September 30, 2019.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $10,185,623. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,244,974 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,971,332. The net unrealized depreciation was $726,358.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED       OBSERVABLE     UNOBSERVABLE
                          PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $    9,363,899  $          --  $           --
Money Market
   Funds                      11,188             --              --
Repurchase
   Agreements                     --         84,178              --
                      ---------------------------------------------
Total Investments     $    9,375,087  $      84,178  $           --
                      =============================================

* See Portfolio of Investments for country breakout.


                        See Notes to Financial Statements                Page 47

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

SEPTEMBER 30, 2019

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       91,993
Non-cash Collateral(2)                                (91,993)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       84,178
Non-cash Collateral(4)                                (84,178)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                        30.3%
United States Dollar                                25.2
Euro                                                21.0
Swedish Krona                                        5.3
Hong Kong Dollar                                     4.9
Australian Dollar                                    4.0
Canadian Dollar                                      3.3
South Korean Won                                     2.5
British Pound Sterling                               2.2
Philippine Peso                                      0.9
Norwegian Krone                                      0.4
                                                   ------
     Total                                         100.0%
                                                   ======


Page 48                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 100.0%
             CANADA -- 0.3%
       2,098 Fortis, Inc.                      $       88,696
                                               --------------
             CHINA -- 0.1%
       3,279 BYD Co., Ltd., Class H                    16,379
                                               --------------
             FRANCE -- 8.6%
       8,911 Engie S.A.                               145,494
      25,109 Schneider Electric SE                  2,203,096
                                               --------------
                                                    2,348,590
                                               --------------
             GERMANY -- 2.6%
       3,601 Siemens AG                               385,624
      11,804 SMA Solar Technology AG (b)              334,768
                                               --------------
                                                      720,392
                                               --------------
             IRELAND -- 5.4%
       1,921 Eaton Corp. PLC                          159,731
       3,639 Johnson Controls International
                PLC                                   159,716
      51,973 nVent Electric PLC                     1,145,485
                                               --------------
                                                    1,464,932
                                               --------------
             ITALY -- 16.5%
      37,201 Enel S.p.A.                              277,790
      96,073 Prysmian S.p.A.                        2,062,888
     334,910 Terna Rete Elettrica Nazionale
                S.p.A.                              2,151,525
                                               --------------
                                                    4,492,203
                                               --------------
             JAPAN -- 3.6%
       4,300 Hitachi Ltd.                             159,990
       1,200 NEC Corp.                                 50,608
       1,300 NGK Insulators Ltd.                       18,503
      33,900 Nissin Electric Co., Ltd.                411,033
      29,100 Osaki Electric Co., Ltd.                 177,359
      11,800 Panasonic Corp.                           95,557
       1,900 Toshiba Corp.                             57,988
                                               --------------
                                                      971,038
                                               --------------
             JERSEY ISLAND -- 8.1%
      25,321 Aptiv PLC                              2,213,562
                                               --------------
             NETHERLANDS -- 0.0%
         374 STMicroelectronics N.V.                    7,233
                                               --------------
             SPAIN -- 7.9%
     105,508 Red Electrica Corp., S.A.              2,143,004
                                               --------------
             SWITZERLAND -- 4.9%
       9,136 ABB Ltd.                                 179,507
      12,847 Landis+Gyr Group AG                    1,151,409
                                               --------------
                                                    1,330,916
                                               --------------
             TAIWAN -- 0.1%
       2,087 Advantech Co., Ltd.                       18,365
                                               --------------
             UNITED KINGDOM -- 0.6%
      15,584 National Grid PLC                        168,983
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES -- 41.3%
         126 Adesto Technologies Corp. (b)     $        1,079
      19,424 Advanced Energy Industries,
                Inc. (b)                            1,115,132
      10,243 American Superconductor
                Corp. (b)                              80,305
       1,779 Analog Devices, Inc.                     198,768
         200 Arcosa, Inc.                               6,842
          93 AZZ, Inc.                                  4,051
      16,070 Badger Meter, Inc.                       862,959
         182 Belden, Inc.                               9,708
      11,247 Cisco Systems, Inc.                      555,714
         117 Digi International, Inc. (b)               1,593
         182 EnerSys                                   12,001
      35,490 Enphase Energy, Inc. (b)                 788,943
          94 ESCO Technologies, Inc.                    7,479
      39,497 General Electric Co.                     353,103
       3,198 Honeywell International, Inc.            541,102
         223 Hubbell, Inc.                             29,302
       3,885 International Business Machines
                Corp.                                 564,957
      15,162 Itron, Inc. (b)                        1,121,381
         235 MasTec, Inc. (b)                          15,259
       8,225 MYR Group, Inc. (b)                      257,360
       2,727 NVIDIA Corp.                             474,689
      10,113 Oracle Corp.                             556,518
      31,061 Quanta Services, Inc.                  1,174,106
      12,854 SolarEdge Technologies, Inc. (b)       1,076,137
         586 Tesla, Inc. (b)                          141,150
       1,030 Trimble, Inc. (b)                         39,974
          91 Valmont Industries, Inc.                  12,598
      66,492 Veoneer, Inc. (b) (c)                    996,715
         186 WESCO International, Inc. (b)              8,885
       6,423 Willdan Group, Inc. (b)                  225,319
                                               --------------
                                                   11,233,129
                                               --------------
             TOTAL COMMON STOCKS -- 100.0%         27,217,422
             (Cost $26,425,693)                --------------

             MONEY MARKET FUNDS -- 0.2%
      58,444 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.00% (d) (e)                          58,444
             (Cost $58,444)                    --------------


 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.6%
$    439,714 BNP Paribas S.A., 2.35% (d), dated
                09/30/19, due 10/01/19, with a
                maturity value of $439,742.
                Collateralized by U.S. Treasury
                Note, interest rate of 2.875%,
                due 05/15/28. The value of the
                collateral including accrued
                interest is $449,747. (e)             439,714
             (Cost $439,714)                   --------------


                        See Notes to Financial Statements                Page 49

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

SEPTEMBER 30, 2019

             DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 101.8%       $   27,715,580
             (Cost $26,923,851) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.8)%                (483,543)
                                               --------------
             NET ASSETS -- 100.0%              $   27,232,037
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $482,318 and the total value of the collateral held by the Fund is $498,158.

(d)   Rate shown reflects yield as of September 30, 2019.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $27,016,370. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,323,816 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,624,606. The net unrealized appreciation was $699,210.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED       OBSERVABLE     UNOBSERVABLE
                          PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $   27,217,422  $          --  $           --
Money Market
   Funds                      58,444             --              --
Repurchase
   Agreements                     --        439,714              --
                      ---------------------------------------------
Total Investments     $   27,275,866  $     439,714  $           --
                      =============================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      482,318
Non-cash Collateral(2)                               (482,318)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      439,714
Non-cash Collateral(4)                               (439,714)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 50                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

SEPTEMBER 30, 2019

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                55.6%
Euro                                                35.0
Swiss Franc                                          4.8
Japanese Yen                                         3.5
British Pound Sterling                               0.6
Canadian Dollar                                      0.3
New Taiwan Dollar                                    0.1
Hong Kong Dollar                                     0.1
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 51

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.0%
             AUSTRALIA -- 1.7%
      70,596 Alumina Ltd.                      $      112,928
       8,044 New Hope Corp. Ltd.                       11,944
                                               --------------
                                                      124,872
                                               --------------
             BERMUDA -- 3.6%
       4,156 Bunge Ltd.                               235,313
      29,857 China Oriental Group Co. Ltd.             10,323
      32,286 China Water Affairs Group Ltd.            25,087
                                               --------------
                                                      270,723
                                               --------------
             CANADA -- 2.2%
       2,472 Norbord, Inc.                             59,260
       3,457 Vermilion Energy, Inc. (b)                57,766
      12,302 Whitecap Resources, Inc.                  42,714
                                               --------------
                                                      159,740
                                               --------------
             CAYMAN ISLANDS -- 0.2%
      42,619 China Zhongwang Holdings Ltd.             17,346
                                               --------------
             CHILE -- 1.0%
      32,817 Empresas CMPC S.A.                        76,332
                                               --------------
             CHINA -- 0.8%
      13,000 Angang Steel Co. Ltd., Class H             4,744
      27,000 China Shenhua Energy Co., Ltd.,
                Class H                                54,222
                                               --------------
                                                       58,966
                                               --------------
             COLOMBIA -- 1.5%
       6,722 Ecopetrol S.A., ADR                      114,476
                                               --------------
             FINLAND -- 4.6%
      11,619 UPM-Kymmene OYJ                          343,453
                                               --------------
             FRANCE -- 4.8%
      14,168 Veolia Environnement S.A.                359,192
                                               --------------
             HONG KONG -- 8.2%
       4,032 CNOOC Ltd., ADR                          613,872
                                               --------------
             INDIA -- 0.3%
      27,191 National Aluminium Co., Ltd.              17,822
                                               --------------
             INDONESIA -- 0.6%
     119,032 Bukit Asam Tbk PT                         18,951
      11,232 Indo Tambangraya Megah Tbk PT              9,812
     169,190 Japfa Comfeed Indonesia Tbk PT            18,832
                                               --------------
                                                       47,595
                                               --------------
             ISRAEL -- 1.4%
      20,815 Israel Chemicals Ltd.                    104,283
                                               --------------
             JAPAN -- 4.2%
      47,500 Marubeni Corp.                           315,290
                                               --------------
             NORWAY -- 1.3%
       2,605 Austevoll Seafood ASA                     24,697
       1,589 Salmar ASA                                69,689
                                               --------------
                                                       94,386
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             RUSSIA -- 13.3%
       4,177 Magnitogorsk Iron & Steel Works
                PJSC, GDR                      $       32,372
       1,370 MMC Norilsk Nickel PJSC                  352,476
       2,903 Novolipetsk Steel PJSC, GDR               63,053
       1,534 PhosAgro PJSC                             58,801
         837 Polyus PJSC                               97,373
       5,392 Severstal PJSC, GDR                       77,375
      29,272 Tatneft PJSC                             310,255
                                               --------------
                                                      991,705
                                               --------------
             SOUTH AFRICA -- 0.9%
       7,464 Exxaro Resources Ltd.                     64,364
                                               --------------
             SPAIN -- 0.2%
       4,023 Ence Energia y Celulosa S.A.              15,303
                                               --------------
             THAILAND -- 0.2%
      39,600 TTW PCL                                   17,738
                                               --------------
             TURKEY -- 0.7%
      41,017 Eregli Demir ve Celik Fabrikalari
                TAS                                    49,755
                                               --------------
             UNITED KINGDOM -- 22.7%
       7,608 BHP Group PLC, ADR                       325,927
      18,606 Diversified Gas & Oil PLC                 25,165
      14,496 Evraz PLC                                 83,342
      12,672 Pennon Group PLC                         128,853
      13,849 Rio Tinto PLC, ADR                       721,394
       7,301 Severn Trent PLC                         194,350
      20,646 United Utilities Group PLC               209,631
                                               --------------
                                                    1,688,662
                                               --------------
             UNITED STATES -- 24.6%
       2,620 Alliance Resource Partners,
                L.P. (c)                               41,946
      14,089 Archer-Daniels-Midland Co.               578,635
       1,896 Domtar Corp.                              67,896
       1,853 GrafTech International Ltd.               23,719
       8,010 International Paper Co.                  334,978
      15,928 Occidental Petroleum Corp.               708,318
       3,118 Peabody Energy Corp.                      45,897
       1,559 Warrior Met Coal, Inc.                    30,432
                                               --------------
                                                    1,831,821
                                               --------------
             TOTAL COMMON STOCKS -- 99.0%           7,377,696
             (Cost $7,601,250)                 --------------

             MONEY MARKET FUNDS -- 0.1%
       5,074 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.00% (d) (e)                           5,074
             (Cost $5,074)                     --------------


Page 52                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

SEPTEMBER 30, 2019

 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.5%
$     38,176 BNP Paribas S.A., 2.35% (d), dated
                09/30/19, due 10/01/19, with a
                maturity value of $38,178.
                Collateralized by U.S. Treasury
                Note, interest rate of 2.875%,
                due 05/15/28. The value of the
                collateral including accrued
                interest is $39,047. (e)       $       38,176
             (Cost $38,176)                    --------------

             TOTAL INVESTMENTS -- 99.6%             7,420,946
             (Cost $7,644,500) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                    31,384
                                               --------------
             NET ASSETS -- 100.0%              $    7,452,330
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $41,775 and the total value of the collateral held by the Fund is $43,250.

(c)   Security is a Master Limited Partnership ("MLP").

(d)   Rate shown reflects yield as of September 30, 2019.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $7,655,320. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $422,999 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $657,373. The net unrealized depreciation was $234,374.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2       LEVEL 3
                   TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                 9/30/2019        PRICES        INPUTS         INPUTS
                --------------------------------------------------------
Common
   Stocks:
Thailand        $     17,738   $         --   $    17,738   $         --
Other Country
   Categories*     7,359,958      7,359,958            --             --
Money Market
   Funds               5,074          5,074            --             --
Repurchase
   Agreements         38,176             --        38,176             --
                --------------------------------------------------------
Total
   Investments  $  7,420,946   $  7,365,032   $    55,914   $         --
                ========================================================

* See Portfolio of Investments for country breakout.


                        See Notes to Financial Statements                Page 53

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

SEPTEMBER 30, 2019

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       41,775
Non-cash Collateral(2)                                (41,775)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       38,176
Non-cash Collateral(4)                                (38,176)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                56.9%
Russian Ruble                                       11.0
Euro                                                 9.7
British Pound Sterling                               8.6
Japanese Yen                                         4.3
Australian Dollar                                    1.7
Hong Kong Dollar                                     1.5
Canadian Dollar                                      1.4
Norwegian Krone                                      1.3
Chilean Peso                                         1.0
South African Rand                                   0.9
Turkish Lira                                         0.7
Indonesian Rupiah                                    0.6
Indian Rupee                                         0.2
Thai Baht                                            0.2
                                                   ------
     Total                                         100.0%
                                                   ======


Page 54                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             AUSTRALIA -- 1.3%
       1,525 GrainCorp Ltd., Class A           $        8,142
      10,698 Incitec Pivot Ltd.                        24,478
       2,529 Nufarm Ltd.                                9,627
                                               --------------
                                                       42,247
                                               --------------
             BELGIUM -- 0.3%
         287 Tessenderlo Group S.A. (b)                 9,072
                                               --------------
             BERMUDA -- 1.7%
         943 Bunge Ltd.                                53,393
                                               --------------
             CANADA -- 4.4%
       2,820 Nutrien Ltd.                             140,484
                                               --------------
             CHILE -- 0.7%
         802 Sociedad Quimica y Minera
                de Chile S.A., ADR                     22,288
                                               --------------
             GERMANY -- 22.2%
       4,528 BASF SE                                  316,452
       4,243 Bayer AG                                 299,170
       3,105 Evonik Industries AG                      76,655
       1,275 K+S AG                                    17,670
                                               --------------
                                                      709,947
                                               --------------
             INDIA -- 4.0%
         817 Escorts Ltd.                               6,690
       8,279 Mahindra & Mahindra Ltd.                  63,919
       1,697 Tata Chemicals Ltd.                       14,103
       5,090 UPL Ltd.                                  43,377
                                               --------------
                                                      128,089
                                               --------------
             ISRAEL -- 1.3%
       8,496 Israel Chemicals Ltd.                     42,565
                                               --------------
             JAPAN -- 8.0%
       8,200 Kubota Corp.                             123,958
       1,400 Mitsui Chemicals, Inc.                    31,282
       1,000 Nissan Chemical Corp.                     41,572
         300 Sakata Seed Corp.                         10,238
      11,000 Sumitomo Chemical Co., Ltd.               49,341
                                               --------------
                                                      256,391
                                               --------------
             MALAYSIA -- 3.0%
      53,301 Petronas Chemicals Group Bhd              95,985
                                               --------------
             NETHERLANDS -- 3.9%
       8,999 CNH Industrial N.V.                       91,340
       1,404 OCI N.V. (b)                              33,146
                                               --------------
                                                      124,486
                                               --------------
             NORWAY -- 2.4%
       1,815 Yara International ASA                    78,165
                                               --------------
             RUSSIA -- 1.0%
         863 PhosAgro PJSC                             33,080
                                               --------------
             SINGAPORE -- 3.6%
      42,700 Wilmar International Ltd.                115,234
                                               --------------
             SWITZERLAND -- 0.7%
          68 Bucher Industries AG                      21,244
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             TAIWAN -- 0.3%
       6,529 Taiwan Fertilizer Co., Ltd.       $        9,575
                                               --------------
             TURKEY -- 0.2%
       2,465 Tekfen Holding AS                          8,355
                                               --------------
             UNITED STATES -- 40.5%
         508 AGCO Corp.                                38,456
       1,455 CF Industries Holdings, Inc.              71,586
       4,989 Corteva, Inc.                            139,692
       1,950 Deere & Co.                              328,926
       3,122 Dow, Inc.                                148,763
       4,500 DuPont de Nemours, Inc.                  320,895
         869 FMC Corp.                                 76,194
       2,571 Mosaic (The) Co.                          52,705
         239 Raven Industries, Inc.                     7,997
         370 Scotts Miracle-Gro (The) Co.              37,673
         275 SiteOne Landscape Supply, Inc. (b)        20,356
         710 Toro (The) Co.                            52,043
                                               --------------
                                                    1,295,286
                                               --------------
             TOTAL INVESTMENTS -- 99.5%             3,185,886
             (Cost $3,511,944) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                    14,418
                                               --------------
             NET ASSETS -- 100.0%              $    3,200,304
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Aggregate cost for federal income tax purposes is $3,527,912. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $153,191 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $495,217. The net unrealized depreciation was $342,026.

ADR   - American Depositary Receipt


                        See Notes to Financial Statements                Page 55

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

SEPTEMBER 30, 2019

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED       OBSERVABLE     UNOBSERVABLE
                          PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $    3,185,886  $          --  $           --
                      =============================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                47.2%
Euro                                                23.6
Japanese Yen                                         8.1
Canadian Dollar                                      4.4
Indian Rupee                                         4.0
Singapore Dollar                                     3.6
Malaysian Ringgit                                    3.0
Norwegian Krone                                      2.5
Australian Dollar                                    1.3
Russian Ruble                                        1.0
Swiss Franc                                          0.7
New Taiwan Dollar                                    0.3
Turkish Lira                                         0.3
                                                   ------
     Total                                         100.0%
                                                   ======


Page 56                 See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             BRAZIL -- 22.6%
     249,033 Ambev S.A., ADR                   $    1,150,532
     104,284 B3 S.A. - Brasil Bolsa Balcao          1,099,827
     141,503 Banco Bradesco S.A., ADR               1,151,834
     101,036 Banco do Brasil S.A.                   1,108,856
     143,003 BB Seguridade Participacoes S.A.       1,210,808
     122,494 BRF S.A. (b)                           1,127,961
      53,357 Cia Brasileira de Distribuicao
                (Preference Shares)                 1,027,729
      90,366 Cia de Saneamento Basico do
                Estado de Sao Paulo                 1,074,401
     325,342 Cia Siderurgica Nacional S.A.          1,037,505
     129,177 IRB Brasil Resseguros S.A.             1,165,561
     137,210 Itau Unibanco Holding S.A., ADR        1,153,936
     380,139 Itausa - Investimentos Itau S.A.
                (Preference Shares)                 1,211,336
     157,622 JBS S.A.                               1,241,264
      99,318 Localiza Rent a Car S.A.               1,086,655
      92,421 Lojas Renner S.A.                      1,120,410
     128,738 Magazine Luiza S.A.                    1,144,558
      83,308 Notre Dame Intermedica
                Participacoes S.A.                  1,092,741
     162,219 Petrobras Distribuidora S.A.           1,072,884
      83,440 Petroleo Brasileiro S.A., ADR          1,207,377
     211,398 Rumo S.A. (b)                          1,249,578
     160,657 Suzano S.A.                            1,304,991
     102,783 Vale S.A., ADR (b)                     1,182,004
     604,386 Via Varejo S.A. (b)                    1,149,147
                                               --------------
                                                   26,371,895
                                               --------------
             CAYMAN ISLANDS -- 16.3%
       6,460 Alibaba Group Holding Ltd.,
                ADR (b)                             1,080,306
      12,972 Autohome, Inc., ADR (b)                1,078,362
      10,822 Baidu, Inc., ADR (b)                   1,112,069
      34,917 Ctrip.com International Ltd.,
                ADR (b)                             1,022,719
      61,816 iQIYI, Inc., ADR (b)                     997,092
      37,069 JD.com, Inc., ADR (b)                  1,045,717
     119,146 Meituan Dianping, Class B (b)          1,217,652
       4,434 NetEase, Inc., ADR                     1,180,242
       9,970 New Oriental Education &
                Technology Group, Inc., ADR (b) 1,104,277 22,630 Pagseguro Digital Ltd.,
                Class A (b)                         1,047,995
      34,501 Pinduoduo, Inc., ADR (b)               1,111,622
      37,587 StoneCo., Ltd., Class A (b)            1,307,276
     281,915 Sunac China Holdings Ltd.              1,133,027
      81,450 Sunny Optical Technology Group
                Co., Ltd.                           1,197,168
      31,732 TAL Education Group, ADR (b)           1,086,504
      27,265 Tencent Holdings Ltd.                  1,148,666
   1,038,533 Xiaomi Corp., Class B (b) (c)          1,166,042
                                               --------------
                                                   19,036,736
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             CHINA -- 7.9%
   2,963,184 Bank of China Ltd., Class H       $    1,164,450
   1,521,886 China Construction Bank Corp.,
                Class H                             1,161,167
     482,721 China Life Insurance Co., Ltd.,
                Class H                             1,118,467
     247,971 China Merchants Bank Co., Ltd.,
                Class H                             1,180,106
   1,930,000 China Petroleum & Chemical
                Corp., Class H                      1,147,505
   4,948,530 China Tower Corp., Ltd.,
                Class H (c)                         1,123,848
   1,789,902 Industrial & Commercial Bank of
                China Ltd., Class H                 1,198,947
      98,754 Ping An Insurance (Group) Co. of
                China Ltd., Class H                 1,134,618
                                               --------------
                                                    9,229,108
                                               --------------
             HONG KONG -- 1.0%
     756,697 CNOOC Ltd.                             1,154,688
                                               --------------
             INDIA -- 19.4%
      47,215 Axis Bank Ltd., GDR                    2,299,370
      60,818 Dr. Reddy's Laboratories Ltd., ADR     2,304,394
      40,339 HDFC Bank Ltd., ADR                    2,301,340
     193,611 ICICI Bank Ltd., ADR                   2,358,182
     189,230 Infosys Ltd., ADR                      2,151,545
      62,659 Reliance Industries Ltd., GDR (c)      2,337,181
      55,750 State Bank of India, GDR (b)           2,140,800
     264,507 Tata Motors Ltd., ADR (b)              2,219,214
     276,622 Vedanta Ltd., ADR                      2,401,079
     569,175 Wipro Ltd., ADR                        2,077,489
                                               --------------
                                                   22,590,594
                                               --------------
             ISLE OF MAN -- 2.1%
   1,286,538 Eros International PLC (b)             2,457,288
                                               --------------
             JERSEY ISLAND -- 1.8%
      35,772 WNS (Holdings) Ltd., ADR (b)           2,101,605
                                               --------------
             MAURITIUS -- 1.9%
      94,656 MakeMyTrip Ltd. (b)                    2,147,745
                                               --------------
             SOUTH KOREA -- 25.7%
      10,534 Amorepacific Corp.                     1,237,326
      30,809 Celltrion Healthcare Co., Ltd. (d)     1,298,143
       8,723 Celltrion, Inc. (d)                    1,195,980
      42,137 Hana Financial Group, Inc.             1,241,758
       5,511 Hyundai Mobis Co., Ltd.                1,161,035
      10,657 Hyundai Motor Co.                      1,193,862
      10,182 Kakao Corp.                            1,153,418
      34,495 KB Financial Group, Inc.               1,231,398
      31,338 Kia Motors Corp.                       1,194,677
      53,599 Korea Electric Power Corp. (b)         1,160,569
       4,144 LG Chem Ltd.                           1,037,602
      22,340 LG Electronics, Inc.                   1,258,802
       1,162 LG Household & Health Care Ltd.        1,269,685
       9,348 NAVER Corp.                            1,226,967
       2,550 NCSoft Corp.                           1,110,689
      14,538 Netmarble Corp. (b) (c)                1,148,552
       6,490 POSCO                                  1,231,643


                        See Notes to Financial Statements                Page 57

FIRST TRUST BICK INDEX FUND (BICK)

SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
       5,091 Samsung Biologics Co.,
                Ltd. (b) (c)                   $    1,308,768
      15,370 Samsung Electro-Mechanics Co.,
                Ltd.                                1,323,505
      31,124 Samsung Electronics Co., Ltd.          1,276,288
       5,489 Samsung SDI Co., Ltd.                  1,023,322
      33,606 Shinhan Financial Group Co., Ltd.      1,174,377
      17,693 SK Hynix, Inc.                         1,215,871
       8,300 SK Innovation Co., Ltd.                1,151,862
       5,718 SK Telecom Co., Ltd.                   1,154,451
                                               --------------
                                                   29,980,550
                                               --------------
             UNITED STATES -- 1.0%
      24,887 Yum China Holdings, Inc.               1,130,616
                                               --------------

             TOTAL INVESTMENTS -- 99.7%           116,200,825
             (Cost $119,016,745) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                   302,419
                                               --------------
             NET ASSETS -- 100.0%              $  116,503,244
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Non-income producing security which makes payment- in-kind ("PIK") distributions. For the fiscal year ended September 30, 2019, the Fund received 424 and 139 shares of Celltrion Healthcare Co., Ltd. and Celltrion, Inc., respectively.

(e) Aggregate cost for federal income tax purposes is $121,326,887. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,986,706 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,112,768. The net unrealized depreciation was $5,126,062.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED       OBSERVABLE     UNOBSERVABLE
                          PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $  116,200,825  $          --  $           --
                      =============================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                42.5%
South Korean Won                                    25.8
Brazilian Real                                      17.7
Hong Kong Dollar                                    14.0
                                                   ------
     Total                                         100.0%
                                                   ======


Page 58                 See Notes to Financial Statements

FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             ARGENTINA -- 0.2%
      48,910 Telecom Argentina S.A., ADR (b)   $      489,100
                                               --------------
             AUSTRALIA -- 0.4%
     321,420 Telstra Corp., Ltd.                      761,469
                                               --------------
             BRAZIL -- 0.4%
      65,518 Telefonica Brasil S.A., ADR              862,872
                                               --------------
             CANADA -- 1.3%
      18,972 BCE, Inc.                                917,633
      16,435 Rogers Communications, Inc.,
                Class B                               800,506
      23,303 TELUS Corp.                              829,329
                                               --------------
                                                    2,547,468
                                               --------------
             CAYMAN ISLANDS -- 1.5%
   1,723,580 Hutchison Telecommunications
                Hong Kong Holdings Ltd.               290,280
   2,389,213 Xiaomi Corp., Class B (c) (d)          2,682,556
                                               --------------
                                                    2,972,836
                                               --------------
             CHINA -- 0.8%
   1,697,062 China Telecom Corp., Ltd., Class H       772,996
     310,806 ZTE Corp., Class H (d)                   824,829
                                               --------------
                                                    1,597,825
                                               --------------
             CZECH REPUBLIC -- 0.4%
      83,780 O2 Czech Republic AS                     757,663
                                               --------------
             FINLAND -- 2.4%
      36,107 DNA OYJ                                  821,732
      18,075 Elisa OYJ                                931,853
     580,306 Nokia OYJ, ADR                         2,936,348
                                               --------------
                                                    4,689,933
                                               --------------
             FRANCE -- 0.4%
      54,469 Orange S.A.                              854,612
                                               --------------
             GERMANY -- 2.4%
      48,960 Deutsche Telekom AG                      821,488
     172,197 Infineon Technologies AG               3,099,084
     296,769 Telefonica Deutschland
                Holding AG                            827,422
                                               --------------
                                                    4,747,994
                                               --------------
             GUERNSEY -- 1.6%
      48,454 Amdocs Ltd.                            3,203,294
                                               --------------
             HONG KONG -- 2.9%
      96,487 China Mobile Ltd.                        798,344
     780,927 China Unicom Hong Kong Ltd.              828,982
   3,732,665 CITIC Telecom International
                Holdings Ltd.                       1,357,298
   3,924,267 Lenovo Group Ltd.                      2,618,615
                                               --------------
                                                    5,603,239
                                               --------------
             HUNGARY -- 0.7%
     897,851 Magyar Telekom
                Telecommunications PLC              1,285,975
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             INDIA -- 2.9%
     186,106 HCL Technologies Ltd.             $    2,837,724
     275,279 Tech Mahindra Ltd.                     2,775,366
                                               --------------
                                                    5,613,090
                                               --------------
             ISRAEL -- 0.9%
      91,157 Tower Semiconductor Ltd. (d)           1,753,861
                                               --------------
             JAPAN -- 9.4%
     177,300 Anritsu Corp. (b)                      3,474,670
      41,400 Fujitsu Ltd.                           3,313,914
     231,500 Mitsubishi Electric Corp.              3,067,041
      77,100 NEC Corp.                              3,251,570
      37,870 NTT DOCOMO, Inc.                         964,218
      64,900 Softbank Corp.                           878,739
      60,700 Sony Corp.                             3,563,125
                                               --------------
                                                   18,513,277
                                               --------------
             LUXEMBOURG -- 0.5%
      44,704 Intelsat S.A. (d)                      1,019,251
                                               --------------
             MALAYSIA -- 0.2%
     193,000 TIME dotCom Bhd                          420,848
                                               --------------
             MEXICO -- 0.4%
      57,822 America Movil S.A.B. de C.V.,
                Class L, ADR                          859,235
                                               --------------
             NETHERLANDS -- 3.5%
      31,210 NXP Semiconductors N.V.                3,405,635
     179,110 STMicroelectronics N.V.                3,464,208
                                               --------------
                                                    6,869,843
                                               --------------
             NORWAY -- 0.4%
      39,221 Telenor ASA                              786,994
                                               --------------
             PHILIPPINES -- 0.4%
      36,171 PLDT, Inc., ADR                          795,762
                                               --------------
             RUSSIA -- 0.7%
     101,314 Mobile TeleSystems PJSC, ADR             820,643
   2,811,974 Sistema PJSFC                            549,778
                                               --------------
                                                    1,370,421
                                               --------------
             SINGAPORE -- 0.6%
     349,000 Singapore Telecommunications Ltd.        782,766
     375,400 StarHub Ltd.                             353,088
                                               --------------
                                                    1,135,854
                                               --------------
             SOUTH AFRICA -- 0.4%
     100,717 Vodacom Group Ltd.                       795,628
                                               --------------
             SOUTH KOREA -- 4.1%
      71,694 KT Corp., ADR                            810,859
      42,585 LG Electronics, Inc.                   2,399,556
      69,118 LG Uplus Corp.                           788,748
      79,715 Samsung Electronics Co., Ltd.          3,268,838
       3,892 SK Telecom Co., Ltd.                     785,786
                                               --------------
                                                    8,053,787
                                               --------------
             SPAIN -- 0.4%
     101,035 Telefonica S.A.                          770,975
                                               --------------


                        See Notes to Financial Statements                Page 59

FIRST TRUST INDXX NEXTG ETF (NXTG)

SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN -- 2.2%
      60,671 Tele2 AB, Class B                 $      902,911
     306,286 Telefonaktiebolaget LM Ericsson,
                Class B                             2,447,413
     196,715 Telia Co., AB                            880,657
                                               --------------
                                                    4,230,981
                                               --------------
             SWITZERLAND -- 1.5%
      17,064 Huber + Suhner AG                      1,097,649
      11,858 Sunrise Communications Group
                AG (c)                                922,573
       1,710 Swisscom AG                              843,478
                                               --------------
                                                    2,863,700
                                               --------------
             TAIWAN -- 6.3%
     237,960 Chunghwa Telecom Co., Ltd.               851,377
     300,228 MediaTek, Inc.                         3,570,860
      74,725 Taiwan Semiconductor
                Manufacturing Co., Ltd., ADR        3,473,218
     492,955 Win Semiconductors Corp.               4,425,147
                                               --------------
                                                   12,320,602
                                               --------------
             TURKEY -- 0.5%
     413,568 Turkcell Iletisim Hizmetleri AS          952,810
                                               --------------
             UNITED KINGDOM -- 1.8%
     321,025 BT Group PLC                             704,881
     703,798 Spirent Communications PLC             1,718,585
     521,183 Vodafone Group PLC                     1,038,124
                                               --------------
                                                    3,461,590
                                               --------------
             UNITED STATES -- 47.3%
      29,782 Acacia Communications, Inc. (d)        1,947,743
      93,913 Advanced Micro Devices, Inc. (d)       2,722,538
      14,109 American Tower Corp.                   3,119,923
      26,426 AT&T, Inc.                               999,960
      10,463 Broadcom, Inc.                         2,888,520
      69,415 Ciena Corp. (d)                        2,723,151
      52,486 Cisco Systems, Inc.                    2,593,333
     179,763 CommScope Holding Co., Inc. (d)        2,114,013
      25,591 CoreSite Realty Corp.                  3,118,263
      22,237 Crown Castle International Corp.       3,091,165
      50,236 CyrusOne, Inc.                         3,973,668
      24,790 Digital Realty Trust, Inc.             3,217,990
       5,824 Equinix, Inc.                          3,359,283
      20,302 F5 Networks, Inc. (d)                  2,850,807
     205,437 Hewlett Packard Enterprise Co.         3,116,479
      63,117 Intel Corp.                            3,252,419
      21,705 International Business Machines
                Corp.                               3,156,341
     109,536 Juniper Networks, Inc.                 2,711,016
      34,763 Keysight Technologies, Inc. (d)        3,380,702
      62,780 Lumentum Holdings, Inc. (d)            3,362,497
      88,308 Micron Technology, Inc. (d)            3,783,998
     110,747 NetScout Systems, Inc. (d)             2,553,826
      46,564 Qorvo, Inc. (d)                        3,452,255
      64,642 QTS Realty Trust, Inc., Class A        3,323,245
      42,144 QUALCOMM, Inc.                         3,214,744
      13,122 SBA Communications Corp.               3,164,370


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
      66,979 Semtech Corp. (d)                 $    3,255,849
      40,183 Skyworks Solutions, Inc.               3,184,503
      11,460 T-Mobile US, Inc. (d)                    902,704
      19,101 United States Cellular Corp. (d)         717,816
      14,809 Verizon Communications, Inc.             893,871
     225,198 Viavi Solutions, Inc. (d)              3,153,898
       4,897 VMware, Inc., Class A                    734,844
      27,212 Xilinx, Inc.                           2,609,631
                                               --------------
                                                   92,645,365
                                               --------------
             TOTAL COMMON STOCKS -- 99.8%         195,608,154
             (Cost $188,115,111)               --------------

             MONEY MARKET FUNDS -- 0.2%
     315,110 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.00% (e) (f)                         315,110
             (Cost $315,110)                   --------------


 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.2%
$  2,370,763 BNP Paribas S.A., 2.35% (e), dated
                09/30/19, due 10/01/19, with a
                maturity value of $2,370,918.
                Collateralized by U.S. Treasury
                Note, interest rate of 2.875%,
                due 05/15/28. The value of the
                collateral including accrued
                interest is $2,424,861. (f)         2,370,763
             (Cost $2,370,763)                 --------------

             TOTAL INVESTMENTS -- 101.2%          198,294,027
             (Cost $190,800,984) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.2)%              (2,278,775)
                                               --------------
             NET ASSETS -- 100.0%              $  196,015,252
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,560,758 and the total value of the collateral held by the Fund is $2,685,873.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   Non-income producing security.

(e)   Rate shown reflects yield as of September 30, 2019.

(f)   This security serves as collateral for securities on loan.


Page 60                 See Notes to Financial Statements

FIRST TRUST INDXX NEXTG ETF (NXTG)

SEPTEMBER 30, 2019

(g) Aggregate cost for federal income tax purposes is $191,476,579. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,575,219 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,757,771. The net unrealized appreciation was $6,817,448.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED       OBSERVABLE     UNOBSERVABLE
                          PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $  195,608,154  $          --  $           --
Money Market
   Funds                     315,110             --              --
Repurchase
   Agreements                     --      2,370,763              --
                      ---------------------------------------------
Total Investments     $  195,923,264  $   2,370,763  $           --
                      =============================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $    2,560,758
Non-cash Collateral(2)                             (2,560,758)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $    2,370,763
Non-cash Collateral(4)                             (2,370,763)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 61

FIRST TRUST INDXX NEXTG ETF (NXTG)

SEPTEMBER 30, 2019

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                58.4%
Japanese Yen                                         9.3
Euro                                                 5.8
Hong Kong Dollar                                     5.1
New Taiwan Dollar                                    4.5
South Korean Won                                     3.7
Indian Rupee                                         2.8
Swedish Krona                                        2.1
British Pound Sterling                               1.7
Swiss Franc                                          1.4
Canadian Dollar                                      1.3
Hungarian Forint                                     0.7
Singapore Dollar                                     0.6
Turkish Lira                                         0.5
South African Rand                                   0.4
Norwegian Krone                                      0.4
Australian Dollar                                    0.4
Czech Koruna                                         0.4
Russian Ruble                                        0.3
Malaysian Ringgit                                    0.2
                                                   ------
     Total                                         100.0%
                                                   ======


Page 62                 See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             BERMUDA -- 0.7%
     122,196 Brilliance China Automotive
                Holdings Ltd.                  $      131,275
                                               --------------
             CAYMAN ISLANDS -- 3.7%
     381,325 Geely Automobile Holdings Ltd.           647,080
                                               --------------
             CHINA -- 4.3%
     107,383 BAIC Motor Corp., Ltd.,
                Class H (b)                            66,312
      46,165 BYD Co., Ltd., Class H (c)               230,598
     137,091 Dongfeng Motor Group Co., Ltd.,
                Class H                               130,310
     209,279 Great Wall Motor Co., Ltd.,
                Class H                               140,183
     191,212 Guangzhou Automobile Group Co.,
                Ltd., Class H                         182,974
                                               --------------
                                                      750,377
                                               --------------
             FRANCE -- 8.0%
      29,915 Peugeot S.A.                             746,024
      11,660 Renault S.A.                             669,249
                                               --------------
                                                    1,415,273
                                               --------------
             GERMANY -- 19.9%
      10,001 Bayerische Motoren Werke AG              704,072
      28,482 Daimler AG                             1,416,230
      10,333 Porsche Automobil Holding SE
                (Preference Shares)                   672,371
       4,163 Volkswagen AG (Preference
                Shares)                               708,119
                                               --------------
                                                    3,500,792
                                               --------------
             ITALY -- 0.2%
      10,635 Piaggio & C. S.p.A.                       31,460
                                               --------------
             JAPAN -- 33.2%
      56,335 Honda Motor Co., Ltd.                  1,458,067
      40,459 Mazda Motor Corp.                        359,033
      46,300 Mitsubishi Motors Corp.                  200,830
     108,276 Nissan Motor Co., Ltd.                   675,041
      24,965 Subaru Corp.                             701,906
      17,359 Suzuki Motor Corp.                       736,423
      20,476 Toyota Motor Corp.                     1,366,519
      19,612 Yamaha Motor Co., Ltd.                   355,147
                                               --------------
                                                    5,852,966
                                               --------------
             MALAYSIA -- 0.1%
      18,093 UMW Holdings Bhd                          21,088
                                               --------------
             SOUTH KOREA -- 7.6%
       6,313 Hyundai Motor Co.                        707,221
      16,413 Kia Motors Corp.                         625,701
                                               --------------
                                                    1,332,922
                                               --------------
             TAIWAN -- 0.4%
      42,964 China Motor Corp. (d)                     34,136
      58,380 Yulon Motor Co., Ltd.                     36,976
                                               --------------
                                                       71,112
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED KINGDOM -- 0.1%
       4,000 Aston Martin Lagonda Global
                Holdings PLC (b) (e)           $       25,879
                                               --------------
             UNITED STATES -- 21.2%
     146,072 Ford Motor Co.                         1,338,019
      36,114 General Motors Co.                     1,353,553
       9,308 Harley-Davidson, Inc.                    334,809
       2,969 Tesla, Inc. (e)                          715,143
                                               --------------
                                                    3,741,524
                                               --------------
             TOTAL COMMON STOCKS -- 99.4%          17,521,748
             (Cost $20,501,862)                --------------

             MONEY MARKET FUNDS -- 0.1%
      20,018 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.00% (f) (g)                          20,018
             (Cost $20,018)                    --------------


 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.9%
$    150,607 BNP Paribas S.A., 2.35% (f), dated
                09/30/19, due 10/01/19, with a
                maturity value of $150,617.
                Collateralized by U.S. Treasury
                Note, interest rate of 2.875%,
                due 05/15/28. The value of the
                collateral including accrued
                interest is $154,044. (g)             150,607
             (Cost $150,607)                   --------------

             TOTAL INVESTMENTS -- 100.4%           17,692,373
             (Cost $20,672,487) (h)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.4)%                 (69,132)
                                               --------------
             NET ASSETS -- 100.0%              $   17,623,241
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $162,340 and the total value of the collateral held by the Fund is $170,625.


                        See Notes to Financial Statements                Page 63

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

SEPTEMBER 30, 2019

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2019, securities noted as such are valued at $34,136 or 0.2% of net assets.

(e)   Non-income producing security.

(f)   Rate shown reflects yield as of September 30, 2019.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for federal income tax purposes is $21,159,536. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $454,870 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,922,033. The net unrealized depreciation was $3,467,163.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                LEVEL 2       LEVEL 3
                   TOTAL         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                 9/30/2019        PRICES        INPUTS         INPUTS
                --------------------------------------------------------
Common
   Stocks:
Taiwan          $     71,112   $     36,976   $    34,136   $         --
Other Country
   Categories*    17,450,636     17,450,636            --             --
Money Market
   Funds              20,018         20,018            --             --
Repurchase
   Agreements        150,607             --       150,607             --
                --------------------------------------------------------
Total
   Investments  $ 17,692,373   $ 17,507,630   $   184,743   $         --
                ========================================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $      162,340
Non-cash Collateral(2)                               (162,340)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $      150,607
Non-cash Collateral(4)                               (150,607)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                        33.1%
Euro                                                28.0
United States Dollar                                22.1
Hong Kong Dollar                                     8.6
South Korean Won                                     7.5
New Taiwan Dollar                                    0.4
British Pound Sterling                               0.2
Malaysian Ringgit                                    0.1
                                                   ------
     Total                                         100.0%
                                                   ======


Page 64                 See Notes to Financial Statements

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             CANADA -- 1.8%
     125,918 Shopify, Inc., Class A (b)        $   39,243,604
                                               --------------
             CAYMAN ISLANDS -- 3.6%
     462,090 Alibaba Group Holding Ltd.,
                ADR (b)                            77,275,311
                                               --------------
             GERMANY -- 1.5%
     271,522 SAP SE, ADR                           32,004,298
                                               --------------
             JERSEY ISLAND -- 0.6%
     395,210 Mimecast Ltd. (b)                     14,097,141
                                               --------------
             NETHERLANDS -- 0.7%
     184,048 Elastic N.V. (b)                      15,154,512
                                               --------------
             UNITED STATES -- 91.7%
     170,566 Adobe, Inc. (b)                       47,118,858
     725,948 Akamai Technologies, Inc. (b)         66,337,128
      81,523 Alphabet, Inc., Class A (b)           99,550,996
      54,640 Amazon.com, Inc. (b)                  94,850,122
     297,735 Anaplan, Inc. (b)                     13,993,545
     163,774 Appfolio, Inc., Class A (b)           15,581,458
     544,004 Appian Corp. (b) (c)                  25,840,190
     142,758 Arista Networks, Inc. (b)             34,107,741
     191,795 Avalara, Inc. (b)                     12,905,886
     619,293 Benefitfocus, Inc. (b)                14,745,366
     177,816 Blackbaud, Inc.                       16,063,897
     317,611 Blackline, Inc. (b)                   15,184,982
   1,105,668 Box, Inc., Class A (b)                18,309,862
   7,107,176 CenturyLink, Inc.                     88,697,556
   1,382,262 Cisco Systems, Inc.                   68,297,565
     695,889 Citrix Systems, Inc.                  67,167,206
   4,531,074 Cloudera, Inc. (b) (c)                40,145,316
     310,062 Cornerstone OnDemand, Inc. (b)        16,997,599
     116,433 Coupa Software, Inc. (b)              15,086,224
     346,453 DocuSign, Inc. (b)                    21,452,370
   1,302,935 Domo, Inc., Class B (b)               20,820,901
     903,684 Dropbox, Inc., Class A (b)            18,227,306
     925,397 Eventbrite, Inc., Class A (b)         16,388,781
     187,656 Everbridge, Inc. (b)                  11,580,252
     255,908 Five9, Inc. (b)                       13,752,496
   3,511,418 Hewlett Packard Enterprise Co.        53,268,211
      81,010 HubSpot, Inc. (b)                     12,281,926
     358,059 International Business Machines
                Corp.                              52,068,940
      56,096 Intuit, Inc.                          14,918,170
     242,009 LogMeIn, Inc.                         17,172,959
     704,015 Microsoft Corp.                       97,879,205
     338,669 MicroStrategy, Inc., Class A (b)      50,248,320
     531,020 MongoDB, Inc. (b)                     63,977,290
   1,009,734 NetApp, Inc.                          53,021,132
     282,105 New Relic, Inc. (b)                   17,335,352
   2,002,798 Nutanix, Inc., Class A (b)            52,573,448
   1,864,303 Oracle Corp.                         102,592,594
      64,673 Paycom Software, Inc. (b)             13,548,347
   2,980,823 Pure Storage, Inc., Class A (b)       50,495,142
     179,832 Q2 Holdings, Inc. (b)                 14,183,350
     310,936 salesforce.com, Inc. (b)              46,155,340


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
     185,334 ServiceNow, Inc. (b)              $   47,047,036
     332,838 Smartsheet, Inc., Class A (b)         11,992,153
     433,982 Splunk, Inc. (b)                      51,149,119
     966,304 SVMK, Inc. (b)                        16,523,798
     284,788 Tabula Rasa HealthCare, Inc. (b)      15,646,253
     524,002 Teradata Corp. (b)                    16,244,062
     371,946 Twilio, Inc., Class A (b)             40,899,182
     100,860 Veeva Systems, Inc., Class A (b)      15,400,313
     686,197 VMware, Inc., Class A                102,970,722
      91,245 Workday, Inc., Class A (b)            15,508,000
     336,228 Workiva, Inc. (b)                     14,736,873
     201,695 Zendesk, Inc. (b)                     14,699,532
     176,459 Zoom Video Communications,
                Inc., Class A (b) (c)              13,446,176
     235,321 Zscaler, Inc. (b)                     11,121,270
   1,074,812 Zuora, Inc., Class A (b)              16,175,921
                                               --------------
                                                1,988,483,739
                                               --------------
             TOTAL COMMON STOCKS -- 99.9%       2,166,258,605
             (Cost $2,161,190,785)             --------------

             MONEY MARKET FUNDS -- 0.2%
   4,652,303 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                2.00% (d) (e)                       4,652,303
             (Cost $4,652,303)                 --------------


 PRINCIPAL
   VALUE     DESCRIPTION                                VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.6%
$ 35,002,117 BNP Paribas S.A., 2.35% (d), dated
                09/30/19, due 10/01/19, with a
                maturity value of $35,004,402.
                Collateralized by U.S. Treasury
                Note, interest rate of 2.875%,
                due 05/15/28. The value of the
                collateral including accrued
                interest is $35,800,834. (e)       35,002,117
             (Cost $35,002,117)                --------------

             TOTAL INVESTMENTS -- 101.7%        2,205,913,025
             (Cost $2,200,845,205) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.7)%             (37,715,401)
                                               --------------
             NET ASSETS -- 100.0%              $2,168,197,624
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.


                        See Notes to Financial Statements                Page 65

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

SEPTEMBER 30, 2019

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $39,088,336 and the total value of the collateral held by the Fund is $39,654,420.

(d)   Rate shown reflects yield as of September 30, 2019.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $2,229,081,770. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $117,923,982 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $141,092,727. The net unrealized depreciation was $23,168,745.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED       OBSERVABLE     UNOBSERVABLE
                          PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $2,166,258,605  $          --  $           --
Money Market
   Funds                   4,652,303             --              --
Repurchase
   Agreements                     --     35,002,117              --
                      ---------------------------------------------
Total Investments     $2,170,910,908  $  35,002,117  $           --
                      =============================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   39,088,336
Non-cash Collateral(2)                            (39,088,336)
                                               --------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $   35,002,117
Non-cash Collateral(4)                            (35,002,117)
                                               --------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 66                 See Notes to Financial Statements

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             AUSTRALIA -- 0.4%
      18,873 Netwealth Group Ltd.              $      116,046
                                               --------------
             BRAZIL -- 5.2%
       9,975 Azul S.A., ADR (b)                       357,305
      36,449 Hapvida Participacoes e
                Investimentos S.A. (c)                476,869
      46,440 IRB Brasil Resseguros S.A.               419,027
      26,235 Notre Dame Intermedica
                Participacoes S.A.                    344,121
                                               --------------
                                                    1,597,322
                                               --------------
             CANADA -- 2.4%
       2,388 Shopify, Inc., Class A (b)               744,244
                                               --------------
             CAYMAN ISLANDS -- 21.1%
     158,296 Country Garden Services Holdings
                Co., Ltd.                             456,446
       8,678 GDS Holdings Ltd., ADR (b)               347,814
     209,924 Haidilao International Holding
                Ltd. (c)                              897,260
      69,369 HKBN Ltd.                                127,804
      92,100 Meituan Dianping, Class B (b)            941,247
       6,442 Pagseguro Digital Ltd.,
                Class A (b)                           298,329
      25,557 Pinduoduo, Inc., ADR (b)                 823,446
      17,666 Sea Ltd., ADR (b)                        546,763
      49,490 Wuxi Biologics Cayman,
                Inc. (b) (c)                          505,148
     475,800 Xiaomi Corp., Class B (b) (c)            534,218
      82,761 Yihai International Holding Ltd.         492,066
       2,675 Zai Lab Ltd., ADR (b)                     86,536
      22,869 ZTO Express Cayman, Inc., ADR            487,796
                                               --------------
                                                    6,544,873
                                               --------------
             CHINA -- 11.5%
   6,986,605 China Tower Corp. Ltd.,
                Class H (c)                         1,586,710
   3,215,960 Postal Savings Bank of China Co.,
                Ltd., Class H (c)                   1,961,327
                                               --------------
                                                    3,548,037
                                               --------------
             DENMARK -- 5.0%
      16,690 Orsted A/S (c)                         1,551,085
                                               --------------
             FRANCE -- 2.2%
       9,609 Amundi S.A. (c)                          670,295
                                               --------------
             GERMANY -- 8.0%
       6,399 Knorr-Bremse AG                          601,491
      39,701 Siemens Healthineers AG (c)            1,561,912
       3,210 Varta AG (b)                             316,637
                                               --------------
                                                    2,480,040
                                               --------------
             HONG KONG -- 0.3%
      39,076 China Tobacco International HK
                Co., Ltd. (b)                          99,713
                                               --------------
             ITALY -- 3.5%
      33,747 Infrastrutture Wireless Italiane
                S.p.A. (c)                            350,171
      64,818 Poste Italiane S.p.A. (c)                736,865
                                               --------------
                                                    1,087,036
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JAPAN -- 10.7%
       9,600 LINE Corp. (b)                    $      343,158
       1,800 Optorun Co., Ltd.                         50,941
       9,600 SG Holdings Co., Ltd.                    234,839
     190,100 Softbank Corp.                         2,573,932
       1,500 Sushiro Global Holdings Ltd.             100,856
                                               --------------
                                                    3,303,726
                                               --------------
             NETHERLANDS -- 15.4%
      37,319 ABN AMRO Bank N.V. (c)                   657,934
       1,175 Adyen N.V. (b) (c)                       774,052
      10,215 Ferrari N.V.                           1,576,001
      21,501 Prosus N.V. (b)                        1,578,354
       2,430 Takeaway.com N.V. (b) (c)                193,877
                                               --------------
                                                    4,780,218
                                               --------------
             SINGAPORE -- 1.1%
      36,728 BOC Aviation Ltd. (c)                    339,037
                                               --------------
             SPAIN -- 1.6%
      11,857 Cellnex Telecom S.A. (c)                 489,804
                                               --------------
             SWEDEN -- 2.2%
       7,211 Evolution Gaming Group AB (c)            141,817
      36,543 Tele2 AB, Class B                        543,836
                                               --------------
                                                      685,653
                                               --------------
             SWITZERLAND -- 1.2%
       1,985 Galenica AG (c)                          113,963
       1,172 Landis+Gyr Group AG                      105,040
       1,191 VAT Group AG (c)                         150,180
                                               --------------
                                                      369,183
                                               --------------
             UNITED KINGDOM -- 4.5%
       9,644 Atlassian Corp. PLC, Class A (b)       1,209,743
       2,154 Endava PLC, ADR (b)                       81,529
      19,083 Trainline PLC (b) (c)                     98,312
                                               --------------
                                                    1,389,584
                                               --------------
             UNITED STATES -- 3.3%
      22,441 Yum China Holdings, Inc.               1,019,495
                                               --------------

             TOTAL INVESTMENTS -- 99.6%            30,815,391
             (Cost $28,237,937) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                   115,288
                                               --------------
             NET ASSETS -- 100.0%              $   30,930,679
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.


                        See Notes to Financial Statements                Page 67

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

SEPTEMBER 30, 2019

(d) Aggregate cost for federal income tax purposes is $28,646,743. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,711,284 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $542,636. The net unrealized appreciation was $2,168,648.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED       OBSERVABLE     UNOBSERVABLE
                          PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $   30,815,391  $          --  $           --
                      =============================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                30.9%
Hong Kong Dollar                                    25.8
United States Dollar                                19.5
Japanese Yen                                        10.7
Danish Krone                                         5.0
Brazilian Real                                       4.0
Swedish Krona                                        2.2
Swiss Franc                                          1.2
Australian Dollar                                    0.4
British Pound Sterling                               0.3
                                                   ------
     Total                                         100.0%
                                                   ======


Page 68                 See Notes to Financial Statements

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             FRANCE -- 3.0%
     257,133 Thales S.A.                       $   29,567,759
                                               --------------
             ISRAEL -- 6.1%
     279,193 Check Point Software
                Technologies Ltd. (b)              30,571,633
     267,657 CyberArk Software Ltd. (b)            26,717,522
     112,330 Radware Ltd. (b)                       2,725,126
                                               --------------
                                                   60,014,281
                                               --------------
             JAPAN -- 3.0%
     155,400 FFRI, Inc. (b)                         4,541,632
     515,536 Trend Micro, Inc.                     24,507,330
                                               --------------
                                                   29,048,962
                                               --------------
             JERSEY ISLAND -- 1.3%
     352,685 Mimecast Ltd. (b)                     12,580,274
                                               --------------
             SOUTH KOREA -- 0.3%
      55,453 Ahnlab, Inc.                           3,101,455
                                               --------------
             UNITED KINGDOM -- 5.1%
   1,204,531 Avast PLC (c)                          5,746,370
   4,525,313 BAE Systems PLC                       31,715,194
     402,960 NCC Group PLC                            863,086
   1,641,428 Sophos Group PLC (c)                   8,082,919
     140,993 Ultra Electronics Holdings PLC         3,505,279
                                               --------------
                                                   49,912,848
                                               --------------
             UNITED STATES -- 81.1%
     373,511 A10 Networks, Inc. (b)                 2,592,166
     337,361 Akamai Technologies, Inc. (b)         30,828,048
     398,214 Booz Allen Hamilton Holding
                Corp.                              28,281,158
     212,770 Broadcom, Inc.                        58,739,414
   1,284,720 Cisco Systems, Inc.                   63,478,015
     233,576 F5 Networks, Inc. (b)                 32,798,742
   2,238,934 FireEye, Inc. (b)                     29,867,380
     372,030 ForeScout Technologies, Inc. (b)      14,107,378
     379,757 Fortinet, Inc. (b)                    29,150,147
     217,522 Itron, Inc. (b)                       16,087,927
   1,298,309 Juniper Networks, Inc.                32,133,148
     344,190 Leidos Holdings, Inc.                 29,559,037
      89,334 ManTech International Corp.,
                Class A                             6,379,341
     730,903 MobileIron, Inc. (b)                   4,783,760
     475,395 Okta, Inc. (b)                        46,807,392
     170,795 OneSpan, Inc. (b)                      2,476,527
     295,347 Palo Alto Networks, Inc. (b)          60,200,579
     264,665 Proofpoint, Inc. (b)                  34,155,018
     274,363 Qualys, Inc. (b)                      20,733,612
     526,171 Rapid7, Inc. (b)                      23,882,902
     214,083 Ribbon Communications, Inc. (b)        1,250,245
   1,041,771 SailPoint Technologies Holding,
                Inc. (b)                           19,470,700
     268,902 Splunk, Inc. (b)                      31,692,790
   1,293,284 Symantec Corp.                        30,560,301
     564,262 Tenable Holdings, Inc. (b)            12,628,184
     240,156 Varonis Systems, Inc. (b)             14,356,526
     147,504 VeriSign, Inc. (b)                    27,823,679


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
     425,185 VMware, Inc., Class A             $   63,803,261
     691,904 Zix Corp. (b)                          5,009,385
     437,429 Zscaler, Inc. (b)                     20,672,894
                                               --------------
                                                  794,309,656
                                               --------------
             TOTAL INVESTMENTS -- 99.9%           978,535,235
             (Cost $924,402,059) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                 1,114,561
                                               --------------
             NET ASSETS -- 100.0%              $  979,649,796
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for federal income tax purposes is $944,302,747. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $79,820,217 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $45,587,729. The net unrealized appreciation was $34,232,488.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED       OBSERVABLE     UNOBSERVABLE
                          PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $  978,535,235  $          --  $           --
                      =============================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                88.6%
British Pound Sterling                               5.1
Euro                                                 3.0
Japanese Yen                                         3.0
South Korean Won                                     0.3
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2019

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $    291,157,180            $     56,286,390
Cash ..................................................................                   --                       1,020
Foreign currency, at value ............................................                   39                       5,599
Due from authorized participant .......................................                   --                          --
Receivables:
   Investment securities sold .........................................              831,001                          --
   Capital shares sold ................................................                   --                          --
   Reclaims ...........................................................            2,901,958                      34,058
   Dividends ..........................................................              219,263                     196,558
   Securities lending income ..........................................                   --                          --
   From investment advisor ............................................                   --                       2,168
Prepaid expenses ......................................................                2,014                       1,292
                                                                            ----------------            ----------------
   TOTAL ASSETS .......................................................          295,111,455                  56,527,085
                                                                            ----------------            ----------------
LIABILITIES:
Due to authorized participant .........................................                   --                          --
Due to custodian ......................................................              816,232                          --
Due to custodian foreign currency .....................................                   --                          --
Payables:
   Investment securities purchased ....................................                   --                          --
   Investment advisory fees ...........................................               95,693                          --
   Licensing fees .....................................................              141,769                      15,602
   Shareholder reporting fees .........................................               23,674                       7,393
   Audit and tax fees .................................................               22,464                      26,038
   Trustees' fees .....................................................                1,897                       1,827
   Collateral for securities on loan ..................................                   --                          --
   Foreign capital gains tax ..........................................                   --                          --
Other liabilities .....................................................               91,547                      40,014
                                                                            ----------------            ----------------
   TOTAL LIABILITIES ..................................................            1,193,276                      90,874
                                                                            ----------------            ----------------

NET ASSETS ............................................................     $    293,918,179            $     56,436,211
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $    326,952,488            $     49,535,039
Par value .............................................................              230,533                      11,416
Accumulated distributable earnings (loss) .............................          (33,264,842)                  6,889,756
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $    293,918,179            $     56,436,211
                                                                            ================            ================

NET ASSET VALUE, per share ............................................     $          12.75            $          49.44
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................           23,053,334                   1,141,608
                                                                            ================            ================
Investments, at cost ..................................................     $    304,469,928            $     47,747,443
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $             39            $          5,604
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $             --
                                                                            ================            ================


Page 70                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   529,318,798          $    76,492,702          $     9,459,265          $    27,715,580          $     7,420,946
                   --                       --                   32,264                    9,169                    6,378
              390,929                  480,676                    1,276                       --                        3
                   --                       --                       --                       --                       --

            1,173,471                  190,052                       --                       --                    4,979
                   --                       --                       --                       --                       --
            1,789,683                  213,398                   10,380                   52,025                   12,925
            2,248,938                  157,775                   38,410                   13,311                   59,753
                   --                    2,553                      474                      239                       12
                   --                       --                    8,721                       --                       --
                1,394                    1,278                    1,263                       10                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          534,923,213               77,538,434                9,552,053               27,790,334                7,504,996
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                       --                    4,979
            1,668,241                  230,941                       --                       --                       --
                   --                       --                       --                       --                       --

              169,263                  429,590                       --                       --                       --
              174,036                   15,164                       --                      503                    4,437
              149,774                   36,878                    2,352                   12,549                       --
               35,280                   11,430                    5,019                    6,337                       --
               26,038                   25,288                   25,288                   25,288                       --
                1,946                    1,834                    1,817                    1,821                       --
                   --                1,252,368                   95,366                  498,158                   43,250
                   --                       --                       --                       --                       --
              166,872                   33,176                   13,052                   13,641                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,391,450                2,036,669                  142,894                  558,297                   52,666
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   532,531,763          $    75,501,765          $     9,409,159          $    27,232,037          $     7,452,330
      ===============          ===============          ===============          ===============          ===============

      $   653,877,176          $   126,515,946          $    17,376,679          $    27,900,086          $    68,688,797
              232,500                   57,500                    2,000                    5,500                    6,500
         (121,577,913)             (51,071,681)              (7,969,520)                (673,549)             (61,242,967)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   532,531,763          $    75,501,765          $     9,409,159          $    27,232,037          $     7,452,330
      ===============          ===============          ===============          ===============          ===============

      $         22.90          $         13.13          $         47.05          $         49.51          $         11.47
      ===============          ===============          ===============          ===============          ===============

           23,250,002                5,750,002                  200,002                  550,002                  650,002
      ===============          ===============          ===============          ===============          ===============
      $   556,761,177          $    75,563,010          $    10,108,575          $    26,923,851          $     7,644,500
      ===============          ===============          ===============          ===============          ===============
      $       391,139          $       485,413          $         1,276          $            --          $             3
      ===============          ===============          ===============          ===============          ===============
      $            --          $     1,165,264          $        91,993          $       482,318          $        41,775
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2019

                                                                              FIRST TRUST                 FIRST TRUST
                                                                              INDXX GLOBAL                    BICK
                                                                            AGRICULTURE ETF                INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $      3,185,886            $    116,200,825
Cash ..................................................................                1,698                          --
Foreign currency, at value ............................................                   --                       8,581
Due from authorized participant .......................................                   --                          --
Receivables:
   Investment securities sold .........................................                   --                     198,127
   Capital shares sold ................................................                   --                          --
   Reclaims ...........................................................               11,455                          --
   Dividends ..........................................................                5,010                     372,339
   Securities lending income ..........................................                   --                          --
   From investment advisor ............................................                   --                          --
Prepaid expenses ......................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL ASSETS .......................................................            3,204,049                 116,779,872
                                                                            ----------------            ----------------
LIABILITIES:
Due to authorized participant .........................................                   --                          --
Due to custodian ......................................................                   --                     214,401
Due to custodian foreign currency .....................................                   --                          --
Payables:
   Investment securities purchased ....................................                   --                          --
   Investment advisory fees ...........................................                1,853                      62,227
   Licensing fees .....................................................                   --                          --
   Shareholder reporting fees .........................................                   --                          --
   Audit and tax fees .................................................                   --                          --
   Trustees' fees .....................................................                   --                          --
   Collateral for securities on loan ..................................                   --                          --
   Foreign capital gains tax ..........................................                1,892                          --
Other liabilities .....................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL LIABILITIES ..................................................                3,745                     276,628
                                                                            ----------------            ----------------

NET ASSETS ............................................................     $      3,200,304            $    116,503,244
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $     22,715,392            $    146,214,021
Par value .............................................................                1,399                      45,500
Accumulated distributable earnings (loss) .............................          (19,516,487)                (29,756,277)
                                                                            ----------------            ----------------
NET ASSETS ............................................................      $     3,200,304            $    116,503,244
                                                                            ================            ================

NET ASSET VALUE, per share ............................................     $          22.87            $          25.61
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................              139,928                   4,550,002
                                                                            ================            ================
Investments, at cost ..................................................     $      3,511,944            $    119,016,745
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $             --            $          8,579
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $             --
                                                                            ================            ================


Page 72                 See Notes to Financial Statements

                                 FIRST TRUST              FIRST TRUST              FIRST TRUST              FIRST TRUST
        FIRST TRUST             NASDAQ GLOBAL                CLOUD                INTERNATIONAL               NASDAQ
        INDXX NEXTG                 AUTO                   COMPUTING                 EQUITY                CYBERSECURITY
            ETF                  INDEX FUND                   ETF               OPPORTUNITIES ETF               ETF
          (NXTG)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   198,294,027          $    17,692,373          $ 2,205,913,025          $    30,815,391          $   978,535,235
              123,648                    9,353                2,140,175                   31,234                1,369,497
                   --                    1,183                       --                    7,967                        1
                   --                       --                       --                       --                1,904,987

                   --                       --                       --                       --                       --
                   --                       --                       --                       --                2,763,479
                1,588                   23,756                  276,213                   17,204                    7,493
              379,259                   76,860                  448,444                   76,075                  220,457
               11,525                      532                  176,968                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          198,810,047               17,804,057            2,208,954,825               30,947,871              984,801,149
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                    8                       --                       --                       --                       --

                   --                       --                       --                       --                4,665,977
              108,914                   10,191                1,102,781                   17,192                  485,376
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
            2,685,873                  170,625               39,654,420                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,794,795                  180,816               40,757,201                   17,192                5,151,353
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   196,015,252          $    17,623,241          $ 2,168,197,624          $    30,930,679          $   979,649,796
      ===============          ===============          ===============          ===============          ===============

      $   190,612,260          $    24,915,589          $ 2,245,394,417          $    32,124,515          $   982,307,889
               39,000                    5,500                  384,500                    8,500                  354,500
            5,363,992               (7,297,848)             (77,581,293)              (1,202,336)              (3,012,593)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   196,015,252          $    17,623,241          $ 2,168,197,624          $    30,930,679          $   979,649,796
      ===============          ===============          ===============          ===============          ===============

      $         50.26          $         32.04          $         56.39          $         36.39          $         27.63
      ===============          ===============          ===============          ===============          ===============

            3,900,002                  550,002               38,450,002                  850,002               35,450,002
      ===============          ===============          ===============          ===============          ===============
      $   190,800,984          $    20,672,487          $ 2,200,845,205          $    28,237,937          $   924,402,059
      ===============          ===============          ===============          ===============          ===============
      $            --          $         1,183          $            --          $         7,969          $             1
      ===============          ===============          ===============          ===============          ===============
      $     2,560,758          $       162,340          $    39,088,336          $            --          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2019

                                                                                                         FIRST TRUST
                                                                             FIRST TRUST               FTSE EPRA/NAREIT
                                                                          STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                           SELECT DIVIDEND               REAL ESTATE
                                                                              INDEX FUND                  INDEX FUND
                                                                                (FDD)                       (FFR)
                                                                        ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................    $     20,241,035            $      1,632,726
Securities lending income (net of fees)................................                  --                          --
Foreign withholding tax................................................          (1,743,105)                    (78,708)
                                                                           ----------------            ----------------
   Total investment income ............................................          18,497,930                   1,554,018
                                                                           ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................           1,364,250                     193,413
Licensing fees.........................................................             185,621                      58,024
Accounting and administration fees.....................................             173,862                      29,992
Custodian fees.........................................................              79,051                      80,683
Audit and tax fees.....................................................              68,008                      27,374
Shareholder reporting fees.............................................              46,058                      18,173
Transfer agent fees....................................................              17,053                       2,418
Legal fees.............................................................              13,049                       2,007
Listing fees...........................................................               9,569                       7,063
Trustees' fees and expenses............................................               7,482                       7,179
Registration and filing fees...........................................                  --                         195
Other expenses.........................................................              11,029                       4,503
                                                                           ----------------            ----------------
   Total expenses .....................................................           1,975,032                     431,024
   Less fees waived and expenses reimbursed by
      the investment advisor ..........................................                  --                    (140,904)
                                                                           ----------------            ----------------
   Net expenses .......................................................           1,975,032                     290,120
                                                                           ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................          16,522,898                   1,263,898
                                                                           ----------------            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................          (5,305,162)                   (301,088)
   In-kind redemptions ................................................           9,567,121                     897,933
   Foreign currency transactions ......................................             (41,973)                     (3,503)
   Foreign capital gains tax ..........................................                  --                          --
                                                                           ----------------            ----------------
Net realized gain (loss)...............................................           4,219,986                     593,342
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................         (18,807,264)                  4,419,709
   Foreign currency translation .......................................            (122,738)                     (1,231)
   Deferred foreign capital gains tax .................................                  --                          --
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................         (18,930,002)                  4,418,478
                                                                           ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................         (14,710,016)                  5,011,820
                                                                           ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $      1,812,882            $      6,275,718
                                                                           ================            ================

(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 74                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    35,540,055          $     2,249,855          $       282,117          $       620,268          $       586,824
                   --                   82,954                    9,603                   20,099                    1,948
           (2,212,885)                (206,515)                 (26,882)                 (59,013)                 (37,499)
      ---------------          ---------------          ---------------          ---------------          ---------------
           33,327,170                2,126,294                  264,838                  581,354                  551,273
      ---------------          ---------------          ---------------          ---------------          ---------------


            1,965,335                  290,858                   45,302                  110,959                   58,038 (a)
              286,009                   72,605                   11,304                   24,924                       --
              250,335                   38,142                    7,911                   15,501                       --
              152,250                   43,598                   17,146                   14,016                       --
               73,207                   25,009                   25,009                   28,061                       --
               73,225                   24,896                   12,523                   15,440                       --
               24,567                    3,636                      566                    1,387                       --
               20,060                    2,834                      442                    1,059                       --
                7,063                    7,483                    7,483                    5,988                       --
                7,692                    7,204                    7,133                    7,153                       --
                7,641                       --                      (45)                    (201)                      --
               11,910                    3,209                    2,027                    1,958                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,879,294                  519,474                  136,801                  226,245                   58,038

                   --                  (83,187)                 (57,523)                 (32,068)                      --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,879,294                  436,287                   79,278                  194,177                   58,038
      ---------------          ---------------          ---------------          ---------------          ---------------

           30,447,876                1,690,007                  185,560                  387,177                  493,235
      ---------------          ---------------          ---------------          ---------------          ---------------


          (35,870,884)              (1,434,341)                (636,376)                 (70,596)                 234,328
           23,889,797                1,393,732                  503,953                  206,151                    9,686
             (139,167)                  (7,152)                    (706)                   6,969                     (970)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          (12,120,254)                 (47,761)                (133,129)                 142,524                  243,044
      ---------------          ---------------          ---------------          ---------------          ---------------

          (31,331,243)               2,892,893               (2,157,651)                  36,241               (1,131,015)
              (73,857)                  (8,536)                    (387)                  (8,468)                    (293)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          (31,405,100)               2,884,357               (2,158,038)                  27,773               (1,131,308)
      ---------------          ---------------          ---------------          ---------------          ---------------
          (43,525,354)               2,836,596               (2,291,167)                 170,297                 (888,264)
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   (13,077,478)         $     4,526,603          $    (2,105,607)         $       557,474          $      (395,029)
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE YEAR ENDED SEPTEMBER 30, 2019

                                                                             FIRST TRUST
                                                                             INDXX GLOBAL                FIRST TRUST
                                                                             AGRICULTURE                     BICK
                                                                                 ETF                      INDEX FUND
                                                                                (FTAG)                      (BICK)
                                                                        ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................    $        118,135            $      2,966,905
Securities lending income (net of fees)................................                  --                          --
Foreign withholding tax................................................             (10,881)                   (186,538)
                                                                           ----------------            ----------------
   Total investment income ............................................             107,254                   2,780,367
                                                                           ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................              28,551 (a)                 939,952 (a)
Licensing fees.........................................................                  --                          --
Accounting and administration fees.....................................                  --                          --
Custodian fees.........................................................                  --                          --
Audit and tax fees.....................................................                  --                          --
Shareholder reporting fees.............................................                  --                          --
Transfer agent fees....................................................                  --                          --
Legal fees.............................................................                  --                          --
Listing fees...........................................................                  --                          --
Trustees' fees and expenses............................................                  --                          --
Registration and filing fees...........................................                  --                          --
Other expenses.........................................................                  --                          --
                                                                           ----------------            ----------------
   Total expenses .....................................................              28,551                     939,952
   Less fees waived and expenses reimbursed by
      the investment advisor ..........................................                  --                          --
                                                                           ----------------            ----------------
   Net expenses .......................................................              28,551                     939,952
                                                                           ----------------            ----------------

NET INVESTMENT INCOME (LOSS)...........................................              78,703                   1,840,415
                                                                           ----------------            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................            (163,697)                (13,167,136)
   In-kind redemptions ................................................             (40,799)                  2,335,450
   Foreign currency transactions ......................................                (671)                   (122,976)
   Foreign capital gains tax ..........................................                (279)                         --
                                                                           ----------------            ----------------
Net realized gain (loss)...............................................            (205,446)                (10,954,662)
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................            (424,761)                  2,609,547
   Foreign currency translation .......................................                (524)                     (6,741)
   Deferred foreign capital gains tax .................................              10,391                          --
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................            (414,894)                  2,602,806
                                                                           ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            (620,340)                 (8,351,856)
                                                                           ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................    $       (541,637)           $     (6,511,441)
                                                                           ================            ================

(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 76                 See Notes to Financial Statements

                                 FIRST TRUST              FIRST TRUST              FIRST TRUST              FIRST TRUST
        FIRST TRUST             NASDAQ GLOBAL                CLOUD                INTERNATIONAL               NASDAQ
        INDXX NEXTG                 AUTO                   COMPUTING                 EQUITY                CYBERSECURITY
            ETF                  INDEX FUND                   ETF               OPPORTUNITIES ETF               ETF
          (NXTG)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $     1,517,700          $       812,833          $    33,273,463          $       406,535          $     6,771,374
               41,450                   11,939                  262,370                       --                       --
             (114,482)                 (80,872)                (387,137)                 (39,348)                (131,538)
      ---------------          ---------------          ---------------          ---------------          ---------------
            1,444,668                  743,900               33,148,696                  367,187                6,639,836
      ---------------          ---------------          ---------------          ---------------          ---------------


              415,307 (a)              133,800 (a)           12,302,571 (a)              164,805 (a)            4,984,555 (a)
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
              415,307                  133,800               12,302,571                  164,805                4,984,555

                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
              415,307                  133,800               12,302,571                  164,805                4,984,555
      ---------------          ---------------          ---------------          ---------------          ---------------

            1,029,361                  610,100               20,846,125                  202,382                1,655,281
      ---------------          ---------------          ---------------          ---------------          ---------------


           (1,292,476)              (1,618,210)             (81,358,725)              (2,074,720)             (37,860,147)
              738,521                  563,146              453,980,589                2,022,058               60,384,863
              (35,639)                  (1,501)                      --                    6,702                   (5,060)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
             (589,594)              (1,056,565)             372,621,864                  (45,960)              22,519,656
      ---------------          ---------------          ---------------          ---------------          ---------------

            6,528,661                 (911,446)            (414,864,808)                  74,626              (63,337,955)
                 (183)                    (640)                      --                     (348)                     215
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            6,528,478                 (912,086)            (414,864,808)                  74,278              (63,337,740)
      ---------------          ---------------          ---------------          ---------------          ---------------
            5,938,884               (1,968,651)             (42,242,944)                  28,318              (40,818,084)
      ---------------          ---------------          ---------------          ---------------          ---------------

      $     6,968,245          $    (1,358,551)         $   (21,396,819)         $       230,700          $   (39,162,803)
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 77

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   FIRST TRUST
                                                                                                STOXX(R) EUROPEAN
                                                                                                 SELECT DIVIDEND
                                                                                                   INDEX FUND
                                                                                                      (FDD)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2019            9/30/2018
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $     16,522,898     $     22,830,152
Net realized gain (loss)............................................................         4,219,986           12,482,381
Net change in unrealized appreciation (depreciation)................................       (18,930,002)         (31,561,559)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................         1,812,882            3,750,974
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................       (16,448,343)         (22,961,086)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................       (16,448,343)         (22,961,086)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................        20,079,043           33,402,329
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................      (166,349,357)         (88,895,004)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................      (146,270,314)         (55,492,675)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................      (160,905,775)         (74,702,787)

NET ASSETS:
Beginning of period.................................................................       454,823,954          529,526,741
                                                                                      ----------------     ----------------
End of period.......................................................................  $    293,918,179     $    454,823,954
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................        34,653,334           38,903,334
Shares sold.........................................................................         1,550,000            2,400,000
Shares issued through reorganization................................................                --                   --
Shares redeemed.....................................................................       (13,150,000)          (6,650,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................        23,053,334           34,653,334
                                                                                      ================     ================


Page 78                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                FIRST TRUST
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                    ETF
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2019             9/30/2018            9/30/2019            9/30/2018            9/30/2019            9/30/2018
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $      1,263,898      $      1,644,323     $     30,447,876     $     22,306,646     $      1,690,007     $      2,021,405
          593,342             1,216,974          (12,120,254)           6,707,884              (47,761)           7,703,093
        4,418,478            (1,125,678)         (31,405,100)         (18,687,717)           2,884,357          (12,612,504)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        6,275,718             1,735,619          (13,077,478)          10,326,813            4,526,603           (2,888,006)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       (1,495,051)           (1,810,508)         (30,379,078)         (22,052,312)          (1,723,721)          (1,611,016)
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (1,495,051)           (1,810,508)         (30,379,078)         (22,052,312)          (1,723,721)          (1,611,016)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        7,018,700                    --          185,018,208           58,302,537           11,212,366           17,312,970
        2,028,889                    --                   --                   --                   --                   --
       (2,465,739)           (6,551,405)         (93,309,875)         (33,183,708)         (17,875,844)         (33,918,808)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        6,581,850            (6,551,405)          91,708,333           25,118,829           (6,663,478)         (16,605,838)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       11,362,517            (6,626,294)          48,251,777           13,393,330           (3,860,596)         (21,104,860)


       45,073,694            51,699,988          484,279,986          470,886,656           79,362,361          100,467,221
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     56,436,211      $     45,073,694     $    532,531,763     $    484,279,986     $     75,501,765     $     79,362,361
 ================      ================     ================     ================     ================     ================


        1,000,002             1,150,002           19,250,002           18,300,002            6,350,002            7,650,002
          150,000                    --            7,900,000            2,250,000              850,000            1,300,000
           41,606                    --                   --                   --                   --                   --
          (50,000)             (150,000)          (3,900,000)          (1,300,000)          (1,450,000)          (2,600,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        1,141,608             1,000,002           23,250,002           19,250,002            5,750,002            6,350,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 79

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                               GLOBAL ENGINEERING
                                                                                                AND CONSTRUCTION
                                                                                                       ETF
                                                                                                      (FLM)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2019            9/30/2018
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $        185,560     $        271,464
Net realized gain (loss)............................................................          (133,129)           1,341,015
Net change in unrealized appreciation (depreciation)................................        (2,158,038)          (1,767,255)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................        (2,105,607)            (154,776)
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................          (185,587)            (341,187)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................          (185,587)            (341,187)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................                --            3,108,725
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................        (2,493,964)          (5,484,426)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................        (2,493,964)          (2,375,701)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................        (4,785,158)          (2,871,664)

NET ASSETS:
Beginning of period.................................................................        14,194,317           17,065,981
                                                                                      ----------------     ----------------
End of period.......................................................................  $      9,409,159     $     14,194,317
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................           250,002              300,002
Shares sold.........................................................................                --               50,000
Shares issued through reorganization................................................                --                   --
Shares redeemed.....................................................................           (50,000)            (100,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................           200,002              250,002
                                                                                      ================     ================


Page 80                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                         INDXX GLOBAL                               FIRST TRUST
       SMART GRID INFRASTRUCTURE                      NATURAL RESOURCES                           INDXX GLOBAL
               INDEX FUND                                INCOME ETF                              AGRICULTURE ETF
                 (GRID)                                    (FTRI)                                    (FTAG)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2019             9/30/2018            9/30/2019            9/30/2018            9/30/2019            9/30/2018
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $        387,177      $        363,210     $        493,235     $        331,431     $         78,703     $        103,491
          142,524             3,091,956              243,044              503,050             (205,446)             823,269
           27,773            (4,075,063)          (1,131,308)              89,168             (414,894)          (1,051,274)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          557,474              (619,897)            (395,029)             923,649             (541,637)            (124,514)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


         (360,196)             (398,796)            (478,011)            (320,671)            (100,503)             (90,971)
               --                    --                   --                   --               (6,587)                  --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
         (360,196)             (398,796)            (478,011)            (320,671)            (107,090)             (90,971)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


               --            12,522,625                   --                   --                   --            1,350,249
               --                    --                   --                   --                   --                   --
       (6,298,315)           (5,121,525)            (582,416)            (608,642)          (1,129,832)          (3,972,391)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (6,298,315)            7,401,100             (582,416)            (608,642)          (1,129,832)          (2,622,142)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (6,101,037)            6,382,407           (1,455,456)              (5,664)          (1,778,559)          (2,837,627)


       33,333,074            26,950,667            8,907,786            8,913,450            4,978,863            7,816,490
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     27,232,037      $     33,333,074     $      7,452,330     $      8,907,786     $      3,200,304     $      4,978,863
 ================      ================     ================     ================     ================     ================


          700,002               550,002              700,002              750,002              189,928              289,928
               --               250,000                   --                   --                   --               50,000
               --                    --                   --                   --                   --                   --
         (150,000)             (100,000)             (50,000)             (50,000)             (50,000)            (150,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          550,002               700,002              650,002              700,002              139,928              189,928
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 81

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                                      BICK
                                                                                                   INDEX FUND
                                                                                                     (BICK)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2019            9/30/2018
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $      1,840,415     $      3,028,554
Net realized gain (loss)............................................................       (10,954,662)           1,367,638
Net change in unrealized appreciation (depreciation)................................         2,602,806          (22,488,608)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................        (6,511,441)         (18,092,416)
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................        (2,279,891)          (2,678,851)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................        (2,279,891)          (2,678,851)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................        17,424,177           38,356,789
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................       (82,778,057)         (29,799,700)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................       (65,353,880)           8,557,089
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................       (74,145,212)         (12,214,178)

NET ASSETS:
Beginning of period.................................................................       190,648,456          202,862,634
                                                                                      ----------------     ----------------
End of period.......................................................................  $    116,503,244     $    190,648,456
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................         7,200,002            7,050,002
Shares sold.........................................................................           650,000            1,250,000
Shares issued through reorganization................................................                --                   --
Shares redeemed.....................................................................        (3,300,000)          (1,100,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................         4,550,002            7,200,002
                                                                                      ================     ================


Page 82                 See Notes to Financial Statements

                                                         FIRST TRUST
              FIRST TRUST                                  NASDAQ                                  FIRST TRUST
              INDXX NEXTG                                GLOBAL AUTO                             CLOUD COMPUTING
                  ETF                                    INDEX FUND                                    ETF
                 (NXTG)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2019             9/30/2018            9/30/2019            9/30/2018            9/30/2019            9/30/2018
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $      1,029,361      $        215,764     $        610,100     $        492,875     $     20,846,125     $      4,152,426
         (589,594)            3,299,218           (1,056,565)             212,654          372,621,864          197,763,353
        6,528,478            (3,474,504)            (912,086)          (2,274,354)        (414,864,808)         242,652,662
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        6,968,245                40,478           (1,358,551)          (1,568,825)         (21,396,819)         444,568,441
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


         (721,966)             (316,837)            (605,577)            (458,452)         (21,035,531)          (4,648,945)
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
         (721,966)             (316,837)            (605,577)            (458,452)         (21,035,531)          (4,648,945)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


      177,245,669            10,472,764            6,429,028            4,140,193        1,872,262,095          969,178,677
               --                    --                   --                   --                   --                   --
       (4,846,339)          (10,510,233)          (5,009,096)          (2,057,562)      (1,728,771,629)        (430,888,455)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      172,399,330               (37,469)           1,419,932            2,082,631          143,490,466          538,290,222
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
      178,645,609              (313,828)            (544,196)              55,354          101,058,116          978,209,718


       17,369,643            17,683,471           18,167,437           18,112,083        2,067,139,508        1,088,929,790
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $    196,015,252      $     17,369,643     $     17,623,241     $     18,167,437     $  2,168,197,624     $  2,067,139,508
 ================      ================     ================     ================     ================     ================


          350,002               350,002              500,002              450,002           36,450,002           26,000,002
        3,650,000               200,000              200,000              100,000           32,550,000           18,850,000
               --                    --                   --                   --                   --                   --
         (100,000)             (200,000)            (150,000)             (50,000)         (30,550,000)          (8,400,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        3,900,002               350,002              550,002              500,002           38,450,002           36,450,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 83

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                                  INTERNATIONAL
                                                                                                     EQUITY
                                                                                                OPPORTUNITIES ETF
                                                                                                     (FPXI)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2019            9/30/2018
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $        202,382     $        351,989
Net realized gain (loss)............................................................           (45,960)            (888,129)
Net change in unrealized appreciation (depreciation)................................            74,278              971,566
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................           230,700              435,426
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................          (200,971)            (400,571)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................          (200,971)            (400,571)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................        16,491,543            5,608,443
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................       (11,912,293)          (1,751,068)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................         4,579,250            3,857,375
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................         4,608,979            3,892,230

NET ASSETS:
Beginning of period.................................................................        26,321,700           22,429,470
                                                                                      ----------------     ----------------
End of period.......................................................................  $     30,930,679     $     26,321,700
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................           750,002              650,002
Shares sold.........................................................................           450,000              150,000
Shares issued through reorganization................................................                --                   --
Shares redeemed.....................................................................          (350,000)             (50,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................           850,002              750,002
                                                                                      ================     ================


Page 84                 See Notes to Financial Statements

              FIRST TRUST
                 NASDAQ
           CYBERSECURITY ETF
                 (CIBR)
----------------------------------------
    Year Ended            Year Ended
    9/30/2019             9/30/2018
------------------    ------------------

 $      1,655,281      $        233,083
       22,519,656            39,357,016
      (63,337,740)           94,156,868
 ----------------      ----------------

      (39,162,803)          133,746,967
 ----------------      ----------------


       (1,844,090)             (387,720)
               --                    --
 ----------------      ----------------
       (1,844,090)             (387,720)
 ----------------      ----------------


      406,227,662           587,931,146
               --                    --
     (233,244,459)         (187,191,788)
 ----------------      ----------------

      172,983,203           400,739,358
 ----------------      ----------------
      131,976,310           534,098,605


      847,673,486           313,574,881
 ----------------      ----------------
 $    979,649,796      $    847,673,486
 ================      ================


       29,750,002            14,350,002
       14,350,000            22,200,000
               --                    --
       (8,650,000)           (6,800,000)
 ----------------      ----------------
       35,450,002            29,750,002
 ================      ================


                        See Notes to Financial Statements                Page 85

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     13.12      $     13.61      $     11.82     $     11.92      $     13.50
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.66             0.59             0.42            0.55             0.55
Net realized and unrealized gain (loss)                (0.37)           (0.49)            1.79           (0.10)           (1.59)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        0.29             0.10             2.21            0.45            (1.04)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.66)           (0.59)           (0.42)          (0.55)           (0.54)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     12.75      $     13.12      $     13.61     $     11.82      $     11.92
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                        2.35%            0.74%           18.93%           3.88%           (7.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   293,918      $   454,824      $   529,527     $   165,490      $   165,751

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.58%            0.57%            0.60%           0.60%            0.60%
Ratio of net expenses to average net assets             0.58%            0.57%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   4.84%            4.25%            3.96%           4.63%            4.45%
Portfolio turnover rate (b)                               24%              35%              21%             34%              33%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     45.07      $     44.96      $     46.18     $     41.00      $     41.09
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.25             1.48             0.89            0.90             1.15
Net realized and unrealized gain (loss)                 4.55             0.31            (0.65)           5.20             0.11
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        5.80             1.79             0.24            6.10             1.26
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.43)           (1.68)           (1.46)          (0.92)           (1.35)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     49.44      $     45.07      $     44.96     $     46.18      $     41.00
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       13.19%            3.99%            0.67%          14.95%            2.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    56,436      $    45,074      $    51,700     $    71,576      $    98,394

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.89%            0.85%            0.70%           0.72%            0.71%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   2.61%            3.48%            2.40%           2.53%            2.76%
Portfolio turnover rate (b)                                7%               9%               6%              6%              10%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 86                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     25.16      $     25.73      $     23.49     $     21.62      $     26.64
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.39             1.15             1.03            1.07             1.21
Net realized and unrealized gain (loss)                (2.24)           (0.58)            2.23            1.82            (4.97)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (0.85)            0.57             3.26            2.89            (3.76)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.41)           (1.14)           (1.02)          (1.02)           (1.26)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     22.90      $     25.16      $     25.73     $     23.49      $     21.62
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       (3.21)%           2.26%           14.14%          13.68%          (14.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   532,532      $   484,280      $   470,887     $   344,068      $   407,445

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.59%            0.58%            0.58%           0.58%            0.60%
Ratio of net expenses to average net assets             0.59%            0.58%            0.58%           0.58%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   6.20%            4.48%            4.43%           4.63%            4.71%
Portfolio turnover rate (b)                               31%              31%              35%             43%              34%


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     12.50      $     13.13      $     13.30     $     10.38      $     11.57
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.30             0.28             0.41            0.20             0.31
Net realized and unrealized gain (loss)                 0.64            (0.66)            0.32            2.93            (1.15)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        0.94            (0.38)            0.73            3.13            (0.84)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.31)           (0.25)           (0.90)          (0.21)           (0.35)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     13.13      $     12.50      $     13.13     $     13.30      $     10.38
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                        7.58%           (2.92)%           6.21%          30.42%           (7.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    75,502      $    79,362      $   100,467     $    87,096      $    39,959

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.71%            0.68%            0.71%           0.74%            0.75%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   2.32%            2.21%            2.88%           1.80%            2.75%
Portfolio turnover rate (b)                               30%              22%              78%             26%              25%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.



                        See Notes to Financial Statements                Page 87

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     56.78      $     56.89      $     48.63     $     44.17      $     48.12
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.87             0.79             0.62            0.96             0.60
Net realized and unrealized gain (loss)                (9.71)            0.16             8.27            4.46            (4.02)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (8.84)            0.95             8.89            5.42            (3.42)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.89)           (1.06)           (0.63)          (0.96)           (0.53)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     47.05      $     56.78      $     56.89     $     48.63      $     44.17
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (15.64)%           1.67%           18.39%          12.40%           (7.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $     9,409      $    14,194      $    17,066     $    14,588      $    15,460

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           1.21%            0.88%            0.92%           1.03%            0.99%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
     average net assets                                 1.64%            1.45%            1.20%           2.01%            1.21%
Portfolio turnover rate (b)                               14%              16%              20%             28%              46%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     47.62      $     49.00      $     39.19     $     31.52      $     35.38
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.67             0.52             0.57            0.42             0.38
Net realized and unrealized gain (loss)                 1.84            (1.32)            9.82            7.65            (3.88)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        2.51            (0.80)           10.39            8.07            (3.50)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.62)           (0.58)           (0.58)          (0.40)           (0.36)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     49.51      $     47.62      $     49.00     $     39.19      $     31.52
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                        5.32%           (1.66)%          26.73%          25.77%           (9.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    27,232      $    33,333      $    26,951     $    13,715      $    11,034

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.82%            0.74%            0.84%           1.07%            0.99%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
    average net assets                                  1.40%            1.10%            1.44%           1.27%            1.02%
Portfolio turnover rate (b)                               31%              60%              32%             37%              18%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 88                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     12.73      $     11.88      $     10.66     $     10.99      $     21.19
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.72             0.48             0.41            0.33             0.23
Net realized and unrealized gain (loss)                (1.28)            0.83             1.22           (0.32)          (10.23)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (0.56)            1.31             1.63            0.01           (10.00)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.70)           (0.46)           (0.41)          (0.34)           (0.20)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     11.47      $     12.73      $     11.88     $     10.66      $     10.99
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       (4.42)%          11.12%           15.47%           0.20%          (47.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $     7,452      $     8,908      $     8,913     $    10,663      $    12,643

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   5.95%            3.74%            3.39%           3.00%            1.27%
Portfolio turnover rate (b)                               84%              50%              61%            179% (c)          40%


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     26.21      $     26.96      $     21.55     $     26.90      $     56.20 (e)
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.51             0.44             0.39            0.20             0.60
Net realized and unrealized gain (loss)                (3.17)           (0.83)            5.41           (5.46)          (28.95)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (2.66)           (0.39)            5.80           (5.26)          (28.35)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.64)           (0.36)           (0.39)          (0.09)           (0.95)
Return on capital                                      (0.04)              --               --              --               --
                                                 -----------      -----------      -----------     -----------      -----------
Total distributions                                    (0.68)           (0.36)           (0.39)          (0.09)           (0.95)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     22.87      $     26.21      $     26.96     $     21.55      $     26.90
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (10.16)%          (1.46)%          27.09%         (18.92)%         (51.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $     3,200      $     4,979      $     7,816     $     4,093      $     5,380

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.72% (d)        0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.72% (d)        0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.93%            1.56%            1.80%           1.74%            1.17%
Portfolio turnover rate (b)                               20%              30%              38%            137% (c)          40%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c) The variation in the portfolio turnover rate is due to the change in the Fund's underlying index effective on the close of business December 18, 2015, which resulted in a complete rebalance of the Fund's portfolio.

(d) Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.70%.

(e) All per share amounts and net asset values have been adjusted to reflect the impact of the 1-for-5 reverse share split on May 2, 2016. The net asset value reported on September 30, 2015 prior to the reverse share split restatement was $5.38.


                        See Notes to Financial Statements                Page 89

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     26.48      $     28.77      $     22.94     $     18.76      $     25.12
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.33             0.40             0.33            0.28             0.32
Net realized and unrealized gain (loss)                (0.80)           (2.34)            5.85            4.19            (6.34)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (0.47)           (1.94)            6.18            4.47            (6.02)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.40)           (0.35)           (0.35)          (0.29)           (0.34)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     25.61      $     26.48      $     28.77     $     22.94      $     18.76
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       (1.76)%          (6.82)%          27.14%          23.99%          (24.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   116,503      $   190,648      $   202,863     $     8,029      $     7,503

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.64%            0.64%            0.64%           0.64%            0.64%
Ratio of net expenses to average net assets             0.64%            0.64%            0.64%           0.64%            0.64%
Ratio of net investment income (loss) to
    average net assets                                  1.25%            1.33%            2.15%           1.37%            1.17%
Portfolio turnover rate (b)                               66%              65%              86%             59%              70%


FIRST TRUST INDXX NEXTG ETF (NXTG)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     49.63      $     50.52      $     41.29     $     34.93      $     36.86
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.37             0.72             0.44            0.47             0.36
Net realized and unrealized gain (loss)                 0.50            (0.60)            9.29            6.34            (1.95)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        0.87             0.12             9.73            6.81            (1.59)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.24)           (1.01)           (0.50)          (0.45)           (0.34)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     50.26      $     49.63      $     50.52     $     41.29      $     34.93
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                        1.78%            0.20%           23.68%          19.60%           (4.35)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   196,015      $    17,370      $    17,683     $    10,324      $    10,479

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
      average net assets                                1.73%            1.34%            1.04%           1.14%            0.93%
Portfolio turnover rate (b)                               59%              80%              18%             28%              28%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 90                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     36.33      $     40.25      $     33.39     $     33.46      $     37.93
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.02             0.98             0.87            0.80             0.64
Net realized and unrealized gain (loss)                (4.28)           (3.98)            6.87           (0.09)           (4.50)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (3.26)           (3.00)            7.74            0.71            (3.86)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.03)           (0.92)           (0.88)          (0.78)           (0.61)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     32.04      $     36.33      $     40.25     $     33.39      $     33.46
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       (8.97)%          (7.57)%          23.46%           2.24%          (10.38)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    17,623      $    18,167      $    18,112     $    21,705      $    31,791

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   3.19%            2.44%            2.20%           2.16%            1.34%
Portfolio turnover rate (b)                               24%              16%              17%             17%              18%


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2019             2018             2017            2016             2015
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     56.71      $     41.88      $     34.17     $     28.08      $     27.34
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.59             0.14             0.13            0.15             0.09
Net realized and unrealized gain (loss)                (0.31)           14.84             7.72            6.09             0.74
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        0.28            14.98             7.85            6.24             0.83
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.60)           (0.15)           (0.14)          (0.15)           (0.09)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     56.39      $     56.71      $     41.88     $     34.17      $     28.08
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                        0.57%           35.80%           23.00%          22.30%            3.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $ 2,168,198      $ 2,067,140      $ 1,088,930     $   587,642      $   470,291

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   1.02%            0.28%            0.34%           0.49%            0.31%
Portfolio turnover rate (b)                               85%               7%              14%             23%              25%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 91

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

                                                                   YEAR ENDED SEPTEMBER 30,
                                                ---------------------------------------------------------------    PERIOD ENDED
                                                    2019             2018             2017            2016         9/30/2015 (a)
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     35.10      $     34.51      $     27.47     $     25.24      $     30.00
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.30             0.49             0.22            0.51             0.37
Net realized and unrealized gain (loss)                 1.29             0.66             7.07            2.14            (4.76)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        1.59             1.15             7.29            2.65            (4.39)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.30)           (0.56)           (0.25)          (0.42)           (0.37)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     36.39      $     35.10      $     34.51     $     27.47      $     25.24
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                        4.60%            3.35%           26.71%          10.62%          (14.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    30,931      $    26,322      $    22,429     $     2,748      $     1,262

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.71% (c)        0.70% (d)
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.71% (c)        0.70% (d)
Ratio of net investment income (loss) to
   average net assets                                   0.86%            1.42%            1.62%           2.25%            1.01% (d)
Portfolio turnover rate (e)                               98%              83%              58%             75%              98%


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

                                                                   YEAR ENDED SEPTEMBER 30,
                                                ---------------------------------------------------------------    PERIOD ENDED
                                                    2019             2018             2017            2016         9/30/2015 (a)
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     28.49      $     21.85      $     19.77     $     17.15      $     20.00
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.06             0.02             0.03            0.23            (0.01)
Net realized and unrealized gain (loss)                (0.86)            6.64             2.09            2.62            (2.84)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (0.80)            6.66             2.12            2.85            (2.85)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.06)           (0.02)           (0.04)          (0.23)              --
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     27.63      $     28.49      $     21.85     $     19.77      $     17.15
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                       (2.78)%          30.49%           10.73%          16.83%          (14.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   979,650      $   847,673      $   313,575     $   102,815      $    79,753

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.60%            0.60%            0.60%           0.60%            0.60% (d)
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                   0.20%            0.04%            0.13%           1.37%           (0.30)%(d)
Portfolio turnover rate (e)                               58%              56%              67%             49%               7%


(a) Inception dates for FPXI and CIBR are November 4, 2014 and July 6, 2015, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 92                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen exchange-traded funds. This report covers the fourteen funds listed below:

    First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc.
       ("NYSE Arca") ticker "FDD")
    First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
       (NYSE Arca ticker "FFR")
    First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca ticker
       "FGD")
    First Trust Global Wind Energy ETF - (NYSE Arca ticker "FAN")
    First Trust Global Engineering and Construction ETF - (NYSE Arca ticker
       "FLM")
    First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
       (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
    First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
       "FTRI")
    First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")
    First Trust BICK Index Fund - (Nasdaq ticker "BICK")
    First Trust Indxx NextG ETF (Nasdaq ticker "NXTG")(1)
    First Trust NASDAQ Global Auto Index Fund - (Nasdaq ticker "CARZ")
    First Trust Cloud Computing ETF - (Nasdaq ticker "SKYY")
    First Trust International Equity Opportunities ETF - (Nasdaq ticker
       "FPXI")(2)
    First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker "CIBR")

(1) Effective on May 30, 2019, First Trust Nasdaq Smartphone Index Fund (Nasdaq ticker "FONE") changed its name and ticker to First Trust Indxx NextG ETF (Nasdaq ticker "NXTG").

(2) Effective on January 2, 2019, First Trust International IPO ETF changed its name to First Trust International Equity Opportunities ETF. The Fund's ticker symbol was not changed.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF                                              ISE Clean Edge Global Wind Energy(TM) Index
First Trust Global Engineering and Construction ETF                             ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        NASDAQ OMX(R) Clean Edge(R) Smart Grid
                                                                                   Infrastructure Index(SM)
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Indxx NextG ETF                                                     Indxx 5G & NextG Thematic Index(SM)(3)
First Trust NASDAQ Global Auto Index Fund                                       NASDAQ OMX Global Auto Index(SM)
First Trust Cloud Computing ETF                                                 ISE CTA Cloud Computing(TM) Index(4)
First Trust International Equity Opportunities ETF                              IPOX(R) International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity Index(SM)

(3)   Prior to May 30, 2019, the index was Nasdaq CTA Smartphone Index(SM).

(4) Effective June 24, 2019, the ISE Cloud Computing(TM) Index changed its name to ISE CTA Cloud Computing(TM) Index.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3) closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2019, only FAN, FLM, GRID, FTRI, NXTG, CARZ and SKYY had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended September 30, 2019 were received as collateral for lending securities.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2019 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     16,448,343  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,495,051              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               30,379,078              --              --
First Trust Global Wind Energy ETF                                                     1,723,721              --              --
First Trust Global Engineering and Construction ETF                                      185,587              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 360,196              --              --
First Trust Indxx Global Natural Resources Income ETF                                    478,011              --              --
First Trust Indxx Global Agriculture ETF                                                 100,503              --           6,587
First Trust BICK Index Fund                                                            2,279,891              --              --
First Trust Indxx NextG ETF                                                              721,966              --              --
First Trust NASDAQ Global Auto Index Fund                                                605,577              --              --
First Trust Cloud Computing ETF                                                       21,035,531              --              --
First Trust International Equity Opportunities ETF                                       200,971              --              --
First Trust Nasdaq Cybersecurity ETF                                                   1,844,090              --              --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2018 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     22,961,086  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,810,508              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               22,052,312              --              --
First Trust Global Wind Energy ETF                                                     1,611,016              --              --
First Trust Global Engineering and Construction ETF                                      341,187              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 398,796              --              --
First Trust Indxx Global Natural Resources Income ETF                                    320,671              --              --
First Trust Indxx Global Agriculture ETF                                                  90,971              --              --
First Trust BICK Index Fund                                                            2,678,851              --              --
First Trust Indxx NextG ETF                                                              316,837              --              --
First Trust NASDAQ Global Auto Index Fund                                                458,452              --              --
First Trust Cloud Computing ETF                                                        4,648,945              --              --
First Trust International Equity Opportunities ETF                                       400,571              --              --
First Trust Nasdaq Cybersecurity ETF                                                     387,720              --              --

As of September 30, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $        237,563  $  (16,857,872) $  (16,644,533)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,151,621        (641,306)      6,379,441
First Trust Dow Jones Global Select Dividend Index Fund                                1,837,215     (79,444,235)    (43,970,893)
First Trust Global Wind Energy ETF                                                       211,889     (50,136,387)     (1,147,183)
First Trust Global Engineering and Construction ETF                                       23,722      (7,266,234)       (727,008)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  26,054      (1,398,268)        698,665
First Trust Indxx Global Natural Resources Income ETF                                     39,669     (61,047,921)       (234,715)
First Trust Indxx Global Agriculture ETF                                                      --     (19,172,249)       (344,238)
First Trust BICK Index Fund                                                              280,977     (24,902,155)     (5,135,099)
First Trust Indxx NextG ETF                                                              286,107      (1,739,274)      6,817,159
First Trust NASDAQ Global Auto Index Fund                                                 88,596      (3,917,490)     (3,468,954)
First Trust Cloud Computing ETF                                                               --     (54,412,548)    (23,168,745)
First Trust International Equity Opportunities ETF                                        73,814      (3,443,600)      2,167,450
First Trust Nasdaq Cybersecurity ETF                                                          --     (37,244,658)     34,232,065

H. INCOME AND OTHER TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain
(loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March 29, 2018, and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018, are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

to shares acquired between October 1, 2004 and March 31, 2018, only if on such acquisitions Securities Transaction Tax ("STT") was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.

In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses and long-term losses can be netted against short-term gains and long-term gains, respectively.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund's shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of September 30, 2019, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At September 30, 2019, the Funds had post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                                                   Post-Enactment -
                                                                                     No Expiration
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                             $  16,857,872
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund*                     641,306
First Trust Dow Jones Global Select Dividend Index Fund                                 79,444,235
First Trust Global Wind Energy ETF                                                      50,136,387
First Trust Global Engineering and Construction ETF                                      7,266,234
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 1,398,268
First Trust Indxx Global Natural Resources Income ETF                                   61,047,921
First Trust Indxx Global Agriculture ETF                                                19,172,249
First Trust BICK Index Fund                                                             24,902,155
First Trust Indxx NextG ETF                                                              1,739,274
First Trust NASDAQ Global Auto Index Fund                                                3,917,490
First Trust Cloud Computing ETF                                                         54,412,548
First Trust International Equity Opportunities ETF                                       3,443,600
First Trust Nasdaq Cybersecurity ETF                                                    37,244,658

* $75,097 of First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund's post-enactment net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $38,346 per year.

During the taxable year ended September 30, 2019, the following Fund utilized post-enactment capital loss carryforwards in the following amount:

                                                                                     Capital Loss
                                                                                 Carryforward Utilized
                                                                                 ---------------------
First Trust Indxx Global Natural Resources Income ETF                                $     238,413

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

At the taxable year ended September 30, 2019, the following Funds' capital loss carryforwards expired in the following amounts:

                                                                                     Capital Loss
                                                                                 Carryforwards Expired
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                             $     161,155
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                        1,838
First Trust Dow Jones Global Select Dividend Index Fund                                    323,583
First Trust Global Wind Energy ETF                                                       9,549,964
First Trust Global Engineering and Construction ETF                                        615,538

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2019, the Funds had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2019, the adjustments for each Fund were as follows:

                                                                                                   Accumulated
                                                                                  Accumulated      Net Realized
                                                                                 Net Investment   Gain (Loss) on     Paid-in
                                                                                 Income (Loss)     Investments       Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $        (41,973) $   (7,266,563) $    7,308,536
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate
   Index Fund                                                                            218,825        (989,141)        770,316
First Trust Dow Jones Global Select Dividend Index Fund                                  (31,642)    (22,637,564)     22,669,206
First Trust Global Wind Energy ETF                                                       154,534       8,676,452      (8,830,986)
First Trust Global Engineering and Construction ETF                                       14,116         123,470        (137,586)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
   Index Fund                                                                              6,969        (110,961)        103,992
First Trust Indxx Global Natural Resources Income ETF                                      4,118         (13,022)          8,904
First Trust Indxx Global Agriculture ETF                                                   3,346          40,955         (44,301)
First Trust BICK Index Fund                                                               30,842      (2,079,609)      2,048,767
First Trust Indxx NextG ETF                                                               (3,387)       (714,424)        717,811
First Trust NASDAQ Global Auto Index Fund                                                 (1,501)       (353,200)        354,701
First Trust Cloud Computing ETF                                                          189,483    (441,005,857)    440,816,374
First Trust International Equity Opportunities ETF                                         6,702      (1,993,526)      1,986,824
First Trust Nasdaq Cybersecurity ETF                                                     211,911     (56,961,900)     56,749,989

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, and First Trust Nasdaq Cybersecurity ETF (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.


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


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         S&P Dow Jones Indices LLC
First Trust Global Wind Energy ETF                                              Nasdaq, Inc.
First Trust Global Engineering and Construction ETF                             Nasdaq, Inc.
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF                           Indxx, LLC
First Trust Indxx Global Agriculture ETF                                        Indxx, LLC
First Trust BICK Index Fund                                                     Nasdaq, Inc.
First Trust Indxx NextG ETF                                                     Indxx, LLC
First Trust NASDAQ Global Auto Index Fund                                       Nasdaq, Inc.
First Trust Cloud Computing ETF                                                 Nasdaq, Inc.
First Trust International Equity Opportunities ETF                              IPOX(R) Schuster LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

J. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage expense, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust Indxx Global Natural Resources Income ETF            0.70%
First Trust Indxx Global Agriculture ETF                         0.70%
First Trust BICK Index Fund                                      0.64%
First Trust Indxx NextG ETF                                      0.70%
First Trust NASDAQ Global Auto Index Fund                        0.70%
First Trust Cloud Computing ETF                                  0.60%
First Trust International Equity Opportunities ETF               0.70%
First Trust Nasdaq Cybersecurity ETF                             0.60%

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF, and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

For the Expense Cap Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2021.

                                                                                         Expense Cap
                                                                                        -------------
First Trust STOXX(R) European Select Dividend Index Fund                                    0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                     0.60%
First Trust Global Wind Energy ETF                                                          0.60%
First Trust Global Engineering and Construction ETF                                         0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the fiscal year ended September 30, 2019 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                                  Fees Waived or Expenses Borne by First Trust
                                                                                              Subject to Recovery
                                                                                  --------------------------------------------
                                                           Advisory    Expense       Year        Year        Year
                                                             Fee        Reim-       Ended       Ended       Ended
                                                           Waivers    bursements  9/30/2017   9/30/2018   9/30/2019    Total
                                                          ----------  ----------  ----------  ----------  ----------  --------
First Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund                         $  140,904  $       --  $   60,987  $  117,546  $  140,904  $319,437
First Trust Global Wind Energy ETF                            83,187          --      93,898      71,385      83,187   248,470
First Trust Global Engineering and
   Construction ETF                                           45,302      12,221      33,893      33,419      57,523   124,835
First Trust NASDAQ(R) Clean Edge(R) Smart Grid
   Infrastructure Index Fund                                  32,068          --      28,627      13,940      32,068    74,635

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019


                               4. REORGANIZATION

On March 11, 2019, the Board of Trustees of FFR approved a reorganization of FFR with the First Trust Heitman Global Prime Real Estate ETF ("PRME"). The merger was completed on September 16, 2019. FFR was the surviving fund.

Under the terms of the reorganization, which was tax-free, the assets of PRME were transferred to, and the liabilities of PRME were assumed by, FFR in exchange for shares of FFR. The cost of the investments received from PRME was carried forward to FFR for U.S. GAAP and tax purposes. The FFR shares were then distributed to PRME shareholders and the separate existence of PRME ceased. The reorganization was subject to certain conditions, including that the reorganization was approved on August 22, 2019, by the shareholders of PRME. When the reorganization occurred, the transactions were based on the relative NAVs of PRME and FFR.

The following table summarizes the asset transfers and conversion ratios for the reorganization.

                            Net Assets on    Unrealized    Accumulated      Shares      Acquiring                  Net Assets on
  Acquired       Shares     September 13,   Appreciation   Net Realized   Conversion   (Surviving)      Shares     September 13,
    Fund        Redeemed        2019       (Depreciation)  Gain (Loss)      Ratio          Fund         Issued         2019*
--------------------------------------------------------------------------------------------------------------------------------
    PRME        100,002      $ 2,028,889      $ 47,695      $ (65,869)     0.416055        FFR          41,606      $51,202,233

* Amount reflects net assets of FFR prior to the reorganization.

The following table summarizes the operations of the Acquired Fund for the period November 1, 2018 to September 13, 2019, and the operations of FFR, the Acquiring (Surviving) Fund, for the fiscal year ended September 30, 2019, as presented in the Statements of Operations and the combined Acquired and Acquiring (Surviving) Funds' pro-forma results of operations for the fiscal year ended September 30, 2019, assuming the acquisition had been completed on October 1, 2018.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of PRME that have been included in FFR's Statement of Operations since September 13, 2019.

                                                                                        Net Realized
                                                                                       and Change in
                                                                            Net          Unrealized     Net Increase
                                                                         Investment     Gain (Loss)    (Decrease) from
                                                                           Income      on Investments    Operations
                                                                       --------------  --------------  ---------------
Acquired Fund for the period November 1, 2018 to September 13, 2019
   PRME                                                                $       40,759  $      197,950  $       238,709
Acquiring Fund for the fiscal year ended September 30, 2019
   FFR                                                                      1,263,898       5,011,820        6,275,718
                                                                       --------------  --------------  ---------------
Combined Totals                                                        $    1,304,657   $   5,209,770   $    6,514,427
                                                                       ==============  ==============  ===============


                      5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2019, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     79,761,326  $   80,884,672
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  5,758,368       3,430,496
First Trust Dow Jones Global Select Dividend Index Fund                              153,006,466     149,820,356
First Trust Global Wind Energy ETF                                                    21,457,674      21,579,035
First Trust Global Engineering and Construction ETF                                    1,598,623       1,705,472
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund               8,787,618       8,833,182
First Trust Indxx Global Natural Resources Income ETF                                  6,896,499       6,944,489
First Trust Indxx Global Agriculture ETF                                                 825,846         964,600
First Trust BICK Index Fund                                                           97,025,114     124,127,811
First Trust Indxx NextG ETF                                                           64,888,977      36,129,581
First Trust NASDAQ Global Auto Index Fund                                              4,728,650       4,658,091
First Trust Cloud Computing ETF                                                    1,758,755,633   1,739,395,396
First Trust International Equity Opportunities ETF                                    26,740,234      23,549,082
First Trust Nasdaq Cybersecurity ETF                                                 484,418,361     483,724,556

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

For the fiscal year ended September 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     19,790,314  $  163,594,736
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  6,997,697       2,453,864
First Trust Dow Jones Global Select Dividend Index Fund                              181,908,234      93,288,084
First Trust Global Wind Energy ETF                                                    11,128,934      17,705,565
First Trust Global Engineering and Construction ETF                                           --       2,406,380
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                      --       6,267,693
First Trust Indxx Global Natural Resources Income ETF                                         --         568,302
First Trust Indxx Global Agriculture ETF                                                      --       1,004,797
First Trust BICK Index Fund                                                            7,829,022      46,584,597
First Trust Indxx NextG ETF                                                          147,950,219       4,055,802
First Trust NASDAQ Global Auto Index Fund                                              5,919,330       4,591,383
First Trust Cloud Computing ETF                                                    1,854,606,020   1,731,911,148
First Trust International Equity Opportunities ETF                                    12,999,985      11,641,562
First Trust Nasdaq Cybersecurity ETF                                                 400,179,369     231,730,708


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2021.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019


                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
II:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Indxx NextG ETF (formerly known as First Trust Nasdaq Smartphone Index Fund), First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF (formerly known as First Trust International IPO ETF), and First Trust Nasdaq Cybersecurity ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund II (the "Trust"), including the portfolios of investments, as of September 30, 2019, the related statements of operations for the year ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below for the Funds and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded Fund II as of September 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------    --------------------------------------------------------
                  INDIVIDUAL FUNDS INCLUDED                                             FINANCIAL
                        IN THE TRUST                                                    HIGHLIGHTS
-------------------------------------------------------------    --------------------------------------------------------
First Trust STOXX(R) European Select Dividend Index Fund         For the years ended September 30, 2019, 2018, 2017,
                                                                 2016, and 2015
First Trust FTSE EPRA/NAREIT Developed Markets Real
   Estate Index Fund

First Trust Dow Jones Global Select Dividend Index Fund

First Trust Global Wind Energy ETF

First Trust Global Engineering and Construction ETF

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
   Index Fund

First Trust Indxx Global Natural Resources Income ETF

First Trust Indxx Global Agriculture ETF

First Trust BICK Index Fund

First Trust Indxx NextG ETF (formerly known as First Trust
   Nasdaq Smartphone Index Fund)

First Trust NASDAQ Global Auto Index Fund

First Trust Cloud Computing ETF
-------------------------------------------------------------    --------------------------------------------------------
First Trust International Equity Opportunities ETF (formerly     For the years ended September 30, 2019, 2018, 2017, 2016
   known as First Trust International IPO ETF)                   and the period from November 4, 2014 (commencement of
                                                                 operations) through September 30, 2015
-------------------------------------------------------------    --------------------------------------------------------
First Trust Nasdaq Cybersecurity ETF                             For the years ended September 30, 2019, 2018, 2017, 2016
                                                                 and the period from July 6, 2015 (commencement of
                                                                 operations) through September 30, 2015
-------------------------------------------------------------    --------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)
--------------------------------------------------------------------------------

control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
November 21, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended September 30, 2019, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                                     Dividends Received
                                                                                          Deduction
                                                                                    ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                                     0.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                        0.00%
First Trust Dow Jones Global Select Dividend Index Fund                                     12.47%
First Trust Global Wind Energy ETF                                                          19.92%
First Trust Global Engineering and Construction ETF                                          9.97%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    28.29%
First Trust Indxx Global Natural Resources Income ETF                                       13.17%
First Trust Indxx Global Agriculture ETF                                                    36.30%
First Trust BICK Index Fund                                                                  0.00%
First Trust Indxx NextG ETF                                                                 28.05%
First Trust NASDAQ Global Auto Index Fund                                                   27.71%
First Trust Cloud Computing ETF                                                             58.27%
First Trust International Equity Opportunities ETF                                           0.00%
First Trust Nasdaq Cybersecurity ETF                                                       100.00%


For the taxable year ended September 30, 2019, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:

                                                                                  Qualified Dividend Income
                                                                                  -------------------------
First Trust STOXX(R) European Select Dividend Index Fund                                   100.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                        7.85%
First Trust Dow Jones Global Select Dividend Index Fund                                    100.00%
First Trust Global Wind Energy ETF                                                         100.00%
First Trust Global Engineering and Construction ETF                                        100.00%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                   100.00%
First Trust Indxx Global Natural Resources Income ETF                                      100.00%
First Trust Indxx Global Agriculture ETF                                                   100.00%
First Trust BICK Index Fund                                                                 74.86%
First Trust Indxx NextG ETF                                                                 86.70%
First Trust NASDAQ Global Auto Index Fund                                                  100.00%
First Trust Cloud Computing ETF                                                             59.57%
First Trust International Equity Opportunities ETF                                         100.00%
First Trust Nasdaq Cybersecurity ETF                                                       100.00%

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

A portion of each of the Funds' 2019 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended September 30, 2019, may be eligible for the Qualified Business Income Deduction (QBI) under Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

The following Funds meet the requirements of Section 853 of the Internal Revenue Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended September 30, 2019, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                     Gross Foreign Income           Foreign Taxes Paid
                                                                  ---------------------------   ---------------------------
                                                                     Amount       Per Share        Amount       Per Share
                                                                  -------------  ------------   -------------  ------------
First Trust STOXX(R) European Select Dividend Index Fund          $  20,132,652  $       0.87   $   1,742,206  $       0.08
First Trust Dow Jones Global Select Dividend Index Fund              31,473,768          1.35       2,212,102          0.10
First Trust Global Wind Energy ETF                                    1,730,393          0.30         180,999          0.03
First Trust Global Engineering and Construction ETF                     228,662          1.14          21,594          0.11
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
   Index Fund                                                           472,761          0.86          57,678          0.10
First Trust Indxx Global Natural Resources Income ETF                   498,951          0.77          34,255          0.05
First Trust Indxx Global Agriculture ETF                                 87,715          0.63          11,144          0.08
First Trust BICK Index Fund                                           2,949,023          0.65         180,734          0.04
First Trust Indxx NextG ETF                                           1,022,567          0.26         110,936          0.03
First Trust NASDAQ Global Auto Index Fund                               586,728          1.07          71,799          0.13
First Trust International Equity Opportunities ETF                      403,247          0.47          36,123          0.04


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

                              ADVISORY AGREEMENTS

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

                            (NON-UNITARY FEE FUNDS)

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following six series of the Trust (each a "Fund" and collectively, the "Funds"):

    First Trust STOXX(R) European Select Dividend Index Fund (FDD)
    First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) First Trust Dow Jones Global Select Dividend Index Fund (FGD)
    First Trust Global Engineering and Construction ETF (FLM)
    First Trust Global Wind Energy ETF (FAN)
    First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index
       Fund (GRID)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the


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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through January 31, 2021. For each Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of FGD was below the median total (net) expense ratio of the peer funds in its Expense Group, that the total (net) expense ratio of FAN was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio of each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2018 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2018 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

                              (UNITARY FEE FUNDS)

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First Trust Advisors L.P. (the "Advisor") on behalf of the following eight series of the Trust (each a "Fund" and collectively, the "Funds"):

    First Trust Indxx NextG ETF (NXTG) (formerly First Trust Nasdaq Smartphone
       Index Fund)
    First Trust BICK Index Fund (BICK)
    First Trust Indxx Global Natural Resources Income ETF (FTRI)
    First Trust Indxx Global Agriculture ETF (FTAG)
    First Trust NASDAQ Global Auto Index Fund (CARZ)
    First Trust Cloud Computing ETF (SKYY)
    First Trust International Equity Opportunities ETF (FPXI) (formerly First
       Trust International IPO ETF)
    First Trust Nasdaq Cybersecurity ETF (CIBR)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fees for SKYY and CIBR were equal to the median total
(net) expense ratio of the peer funds in each Fund's respective Expense Group and that the unitary fee for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. With the exception of NXTG, the Board received and reviewed information for periods ended December 31, 2018 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. With respect to NXTG, the Board noted that during 2019, it approved changes to the Fund's investment objective and, effective May 29, 2019, the Fund changed its name and ticker symbol and began tracking the Indxx 5G & NextG Thematic Index. The Board noted that there was no information on NXTG's correlation and tracking difference versus its new underlying index as of December 31, 2018. With respect to FTRI and FTAG, the Board noted that during 2015, shareholders of each Fund approved changes to each Fund's investment objective and, effective December 18, 2015, each Fund changed its name and ticker symbol, FTRI began tracking the Indxx Global Natural Resources Income Index and FTAG began tracking the Indxx Global Agricultural Index, and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2018 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund II funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2018, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $1,699,636. This figure is comprised of $74,478 paid (or to be paid) in fixed compensation and $1,625,158 paid (or to be paid) in variable compensation. There were a total of 14 beneficiaries of the remuneration described above. Those amounts include $1,079,359 paid (or to be paid) to senior management of First Trust Advisors L.P. and $620,277 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i. to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;

      ii. to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii. to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)


The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                               TERM OF OFFICE                                                  THE FIRST TRUST      DIRECTORSHIPS
                               AND YEAR FIRST                                                   FUND COMPLEX       HELD BY TRUSTEE
  NAME, YEAR OF BIRTH AND        ELECTED OR                PRINCIPAL OCCUPATIONS                 OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         APPOINTED                 DURING PAST 5 YEARS                    TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee  o Indefinite Term  Physician, Officer, Wheaton Orthopedics;            162          None
(1951)                                           Limited Partner, Gundersen Real Estate
                              o Since Inception  Limited Partnership (June 1992 to
                                                 December 2016); Member, Sportsmed
                                                 LLC (April 2007 to November 2015)

Thomas R. Kadlec, Trustee     o Indefinite Term  President, ADM Investors Services, Inc.             162          Director of ADM
(1957)                                           (Futures Commission Merchant)                                    Investor Services,
                              o Since Inception                                                                   Inc., ADM Investor
                                                                                                                  Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee      o Indefinite Term  President, Hibs Enterprises (Financial and          162          Director of Trust
(1956)                                           Management Consulting)                                           Company of
                              o Since Inception                                                                   Illinois

Niel B. Nielson, Trustee      o Indefinite Term  Senior Advisor (August 2018 to Present),            162          None
(1954)                                           Managing Director and Chief Operating
                              o Since Inception  Officer (January 2015 to August 2018),
                                                 Pelita Harapan Educational Foundation
                                                 (Educational Product and Services);
                                                 President and Chief Executive Officer
                                                 (June 2012 to September 2014), Servant
                                                 Interactive LLC (Educational Products
                                                 and Services); President and Chief
                                                 Executive Officer (June 2012 to
                                                 September 2014), Dew Learning LLC
                                                 (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,   o Indefinite Term  Chief Executive Officer, First Trust                162          None
Chairman of the Board                            Advisors L.P. and First Trust
(1955)                        o Since Inception  Portfolios L.P.; Chairman of the
                                                 Board of Directors, BondWave LLC
                                                 (Software Development Company)
                                                 and Stonebridge Advisors LLC
                                                 (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

                              POSITION AND               TERM OF OFFICE
     NAME AND                    OFFICES                 AND LENGTH OF                        PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST                   SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC (Software
                                                                             Development Company) and Stonebridge Advisors
                                                                             LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                          First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)


                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

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


                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund II


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
        Book 2


First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)
First Trust Dow Jones International Internet ETF (FDNI)

----------------------
    Annual Report
 For the Period Ended
  September 30, 2019
----------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2019

Shareholder Letter .......................................................................   2
Market Overview ..........................................................................   3
Fund Performance Overview
      First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE) .........................   4
      First Trust Dow Jones International Internet ETF (FDNI) ............................   6
Notes to Fund Performance Overview .......................................................   8
Understanding Your Fund Expenses .........................................................   9
Portfolio of Investments
      First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE) .........................  10
      First Trust Dow Jones International Internet ETF (FDNI) ............................  12
Statements of Assets and Liabilities .....................................................  14
Statements of Operations .................................................................  15
Statements of Changes in Net Assets ......................................................  16
Financial Highlights .....................................................................  17
Notes to Financial Statements ............................................................  18
Report of Independent Registered Public Accounting Firm ..................................  24
Additional Information ...................................................................  25
Board of Trustees and Officers ...........................................................  28
Privacy Policy ...........................................................................  30

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2019


Dear Shareholders,

First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds since their respective inception on October 4, 2018, for First Trust IPOX(R) Europe Equity Opportunities ETF, and November 5, 2018, for First Trust Dow Jones International Internet ETF, to September 30, 2019, including a market overview and a performance analysis. We encourage you to read this report carefully and discuss it with your financial advisor.

One of our responsibilities as asset managers is to be good listeners. Perhaps the most effective way in which we do this continually is by paying close attention to mutual fund and exchange-traded fund ("ETF") money flows. After all, investors vote with their dollars, and money flows provide valuable feedback. Over the past 12 months, we have learned that investors, in general, have grown more risk-averse. For the 12-month period ended September 30, 2019, investors funneled an estimated net $290.39 billion into bond mutual funds and ETFs, while liquidating an estimated net $54.19 billion from equity mutual funds and ETFs, according to data from Morningstar. Over the same period, money market funds took in an estimated net $529.80 billion. Those figures were more balanced for the full-year 2018. Those estimated net flows were as follows: $94.42 billion (equity mutual funds & ETFs); $137.60 billion (bond mutual funds &
ETFs); and $161.60 billion (money market funds).

In addition to monitoring fund flows, we watch the performance of all the asset classes. Market returns can either help validate or invalidate our interpretation of money flows. As we noted above, we believe that investors have tempered their appetite for risk, and the returns on the major sectors that comprise the S&P 500(R) Index back it up. For the 12-month period ended September 30, 2019, as measured by total return, the top performers by far were Utilities, Real Estate and Consumer Staples, up 27.10%, 24.74% and 16.85%, respectively, according to Bloomberg. The S&P 500(R) Index posted a total return of 4.25% for the same period. These three sectors are all defensive in nature. They also tend to distribute cash dividends that are often well above those sectors that are more cyclical in nature. The higher dividend distributions likely drew the attention of fixed-income investors dissatisfied with the current low-yield climate in the bond market, in our opinion.

To be fair, the apprehension being exhibited by investors lately also extends to corporate executives, both here in the U.S. and abroad. Data from Refinitiv indicates that global mergers and acquisitions ("M&A") activity declined by 16% year-over-year to $729 billion in the third quarter of 2019, the lowest quarterly volume since 2016, according to Reuters. U.S. M&A activity plunged 40% year-over-year to $246 billion in the third quarter of 2019, the lowest quarterly volume in the U.S. since 2014. The ongoing trade conflict between the U.S. and China reportedly weighed heavily on dealmaking.

The absence of a new trade deal between the U.S. and China has been a bit of a wet blanket on the global economy. Global growth projections have been trimmed over time by such organizations as the International Monetary Fund. The tariffs have been in play for 18 months and counting as of September 2019. While the lack of any significant progress in the negotiations between the U.S. and China is a concern, we believe a remedy will be found. Remember, as bad as things may appear in the current climate, investors with diversified investment portfolios were most likely rewarded over the past 12 months. Stay the course and stay engaged!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2019

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The trade conflict between the U.S. and China remains a work-in-progress. The Trump Administration has been steadfast in applying economic pressure to China via trade tariffs. The two parties have held numerous talks over the 18-month process to date but are still searching for enough common ground to forge an agreement, or even a partial deal. We believe the ongoing dispute has clearly been a drag on global economic growth. President Trump has been very outspoken about his desire for the Federal Reserve (the "Fed") to lower rates to help offset the tempered growth stemming from the tariffs. While the Fed did initiate two 25 basis point reductions in the third quarter of 2019, which lowered the federal funds target rate (upper bound) from 2.50% to 2.00%, President Trump would like the Fed to be even more aggressive with rate cuts moving forward. He cites negative interest rates and bond yields in parts of Europe and Japan as support for his view.

The global growth forecast from the International Monetary Fund ("IMF") released at the start of October reflects a downgrade for 2019 from its 3.3% estimate in April 2019 to 3.0%. It sees the rate of growth rebounding to 3.4% in 2020. The IMF notes that the escalation in trade tariffs between the U.S. and China has negatively impacted business sentiment and confidence globally. It estimates that real gross domestic product growth in the U.S. will be 2.4% in 2019 and 2.1% in 2020. These projections are subject to change, and we would expect them to be adjusted higher should the U.S. and China reach an agreement on trade policy in the not-too-distant future. While we believe a recession is inevitable at some point, we do not see one looming in the near-term.

While we need to keep a close eye on the direction of global economic growth moving forward, investors are still getting some positive feedback from companies around the world. Dividend payouts from common stock continue to trend higher. Historically speaking, rising cash dividend distributions have been a barometer of strength in the private sector. In the second quarter of 2019 (latest data), global dividends totaled $513.8 billion, an all-time high for a second quarter, according to Janus Henderson. It estimates that global dividends will total $1.43 trillion for full-year 2019.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

The three major Standard & Poor's stock indices delivered mixed results for the 12-month period ended September 30, 2019. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index posted total returns of 4.25%, -2.49%, and -9.34%, respectively, according to Bloomberg. Nine of the 11 major S&P 500(R) Index sectors posted positive total returns. The top-performing sectors were Utilities, Real Estate and Consumer Staples, up 27.10%, 24.74% and 16.85%, respectively, on a total return basis. The worst-performing sectors were Energy and Health Care, down 19.21% and 3.57%, respectively. We believe that small- and mid-cap stocks succumbed to some selling pressure in the period due to investor concerns over slowing economic growth. Small- and mid-sized companies are inherently riskier and not nearly as well-capitalized as their large company counterparts, in our opinion.

In the U.S. bond market, the top-performing major debt group we track was long-term municipal bonds. The Bloomberg Barclays 22+ Year U.S. Municipal Bond Index posted a total return of 11.30% for the 12-month period ended September 30, 2019. The worst-performing debt group that we track was high yield corporate bonds, though it finished in positive territory. The Bloomberg Barclays U.S. Corporate High Yield Index posted a total return of 6.36%. The yield on the benchmark 10-Year Treasury Note ("T-Note") plunged by 139 basis points in the period to close at 1.67% on September 30, 2019, according to Bloomberg. For comparative purposes, the average yield on the 10-year T-Note was 2.44% for the 10-year period ended September 30, 2019. The combination of the tempering of global growth and the Fed rate cuts were a boon for investors holding investment-grade debt securities, in our opinion.

The U.S. dollar registered a gain of 4.47% against a basket of major currencies for the 12-month period ended September 30, 2019, as measured by the U.S. Dollar Index (DXY). With respect to U.S. investors, we believe a stronger U.S. dollar can negatively impact returns on unhedged foreign securities. We believe the dollar strengthened due to the escalating trade tariff battle between the U.S. and China. The U.S. has often been a safe haven for foreign investors during uncertain times.

Investors appear to have favored foreign bonds over foreign stocks for the 12-month period ended September 30, 2019. The Bloomberg Barclays Global Aggregate Index of higher quality debt posted a total return of 7.60% (USD), while the Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt rose by 9.07% (USD), according to Bloomberg Barclays. With respect to equities, the MSCI World ex USA Index posted a total return of -0.95% (USD), compared to -2.02% (USD) for the MSCI Emerging Markets Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

The First Trust IPOX(R) Europe Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R) 100 Europe Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXE." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The Index is owned, developed, maintained and sponsored by IPOX(R) Schuster LLC. The Index seeks to measure the performance of the equity securities of the 100 largest and typically most liquid initial public offerings ("IPOs") (including spin-offs and equity carve-outs) of companies that are economically tied to Europe.

---------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------
                                                                                 CUMULATIVE
                                                                                TOTAL RETURNS
                                                                                  Inception
                                                                                  (10/4/18)
                                                                                 to 9/30/19
FUND PERFORMANCE
NAV                                                                                 1.32%
Market Price                                                                        1.57%

INDEX PERFORMANCE
IPOX(R) 100 Europe Index                                                            2.55%
MSCI Europe Index                                                                   0.91%
---------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 1.32% during the period since its inception on October 4, 2018, through September 30, 2019. During the same period, the benchmark MSCI Europe Index generated a return of 0.91%. Over the period, the Fund allocated 17.8% to the Health Care Sector, which was more than the weight given to any other sector. Investments in Health Care returned 4.0% during the period, contributing 1.5% to the Fund's return. Utilities provided a greater contribution to the Fund's return than any other sector during the period. With 11.1% allocation, Utilities returned 27.4% and contributed 2.7% to the Fund's total return. Investments in the Consumer Discretionary sector caused the greatest drag on the portfolio. This sector received a 13.4% allocation, returned -6.8% during the period and contributed -3.1% to the Fund's total return. The Fund's currency exposure caused -4.8% performance during the same period. On a relative basis, the Fund outperformed the benchmark. The well performing Utilities sector had the greatest contribution to this outperformance, causing 1.9% of outperformance versus the benchmark. Meanwhile, investments in the Consumer Discretionary sector caused -2.0% of underperformance versus the benchmark, more than investments in any other sector.

-----------------------------
IPOX(R) and the Index are registered international trademarks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX and IPOX makes no representation regarding the advisability of trading in such Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                  21.73%
Consumer Discretionary                       16.18
Industrials                                  13.55
Financials                                   12.58
Information Technology                       12.45
Utilities                                    10.84
Communication Services                        7.88
Real Estate                                   2.38
Materials                                     1.32
Energy                                        0.94
Consumer Staples                              0.15
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Novartis AG                                  10.19%
Prosus N.V.                                   4.95
Ferrari N.V.                                  4.94
Siemens Healthineers AG                       4.90
Orsted A/S                                    4.86
Atlassian Corp. PLC, Class A                  3.79
Alcon, Inc.                                   3.55
Aena SME S.A.                                 3.42
E. ON SE                                      3.35
Adyen N.V.                                    2.42
                                            ------
    Total                                    46.37%
                                            ======


              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 OCTOBER 4, 2018 - SEPTEMBER 30, 2019

            First Trust IPOX(R) Europe     IPOX(R) 100      MSCI Europe
            Equity Opportunities ETF       Europe Index     Index
            --------------------------     ------------     -----------
10/4/18     $10,000                        $10,000          $10,000
3/31/19       9,715                          9,769            9,836
9/30/19      10,132                         10,255           10,091

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 5, 2018 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/5/18 - 9/30/19        187          8          0          0            48          4          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

The First Trust Dow Jones International Internet ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones International Internet Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FDNI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC and is designed to measure the performance of securities of non-US issuers whose primary business focus is Internet-related.

---------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------
                                                                                 CUMULATIVE
                                                                                TOTAL RETURNS
                                                                                  Inception
                                                                                  (11/5/18)
                                                                                 to 9/30/19
FUND PERFORMANCE
NAV                                                                                 9.07%
Market Price                                                                        8.56%

INDEX PERFORMANCE
Dow Jones International Internet Index                                              9.78%
MSCI All Country World ex-USA Information Technology Index                         15.46%
---------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 9.07% during the period since its inception on November 5, 2018, through September 30, 2019. During the same period, the benchmark MSCI All Country World ex-USA Information Technology Index generated a return of 15.46%. Over the period, the Fund was most heavily weighted towards the Technology Services sector. This sector received an allocation of 59.2% and contributed 5.9% to the Fund's overall return, more than any other sector in the Fund during the period. The largest negative contribution to the Fund's return came from investments in the Communications sector, which had an average weight in the Fund of 2.9% and caused a -0.6% drag on the Fund's return. The Fund's currency exposure caused -1.9% performance during the period. On a relative basis, the Fund underperformed the benchmark. Most of this underperformance came via selection effect within the overweight Technology Services sector. Investments in this sector caused -3.2% of underperformance versus the benchmark. Meanwhile, the Fund earned 1.6% of outperformance versus the benchmark by simply avoiding allocations to Electronic Technology, which received 59.9% allocation in the benchmark.

-----------------------------
The Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by First Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       46.39%
Communication Services                       37.82
Information Technology                       13.95
Health Care                                   1.84
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Tencent Holdings Ltd.                        10.01%
Alibaba Group Holding Ltd., ADR               9.98
Naspers Ltd., Class N                         9.53
Meituan Dianping, Class B                     6.37
Prosus N.V.                                   5.67
Shopify, Inc., Class A                        5.50
Baidu, Inc., ADR                              5.01
JD.com, Inc., ADR                             4.33
NAVER Corp.                                   3.36
NetEase, Inc., ADR                            3.25
                                            ------
    Total                                    63.01%
                                            ======


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                NOVEMBER 5, 2018 - SEPTEMBER 30, 2019

            First Trust Dow Jones          Dow Jones International     MSCI All Country World ex-USA
            International Internet ETF     Internet Index              Information Technology Index
            --------------------------     -----------------------     ------------------------------
11/5/18     $10,000                        $10,000                     $10,000
3/31/19      11,275                         11,318                      10,877
9/30/19      10,907                         10,977                      11,546

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 6, 2018 (commencement of trading) through September 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
11/6/18 - 9/30/19        104         17          0          0            88         12          3          1

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2019 (UNAUDITED)

As a shareholder of First Trust IPOX(R) Europe Equity Opportunities ETF or First Trust Dow Jones International Internet ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH        SIX-MONTH
                                                   APRIL 1, 2019    SEPTEMBER 30, 2019       PERIOD         PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)
Actual                                               $1,000.00          $1,042.90             0.70%            $3.58
Hypothetical (5% return before expenses)             $1,000.00          $1,021.56             0.70%            $3.55

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)
Actual                                               $1,000.00          $  967.40             0.65%            $3.21
Hypothetical (5% return before expenses)             $1,000.00          $1,021.81             0.65%            $3.29


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1, 2019 through September 30, 2019), multiplied by 183/365 (to reflect the six-month period).

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             AUSTRIA -- 0.5%
         244 BAWAG Group AG (b)                $        9,606
                                               --------------
             CAYMAN ISLANDS -- 0.1%
         269 Opera Ltd., ADR (c)                        2,703
                                               --------------
             DENMARK -- 5.8%
         116 Ascendis Pharma A/S, ADR (c)              11,173
         122 Netcompany Group A/S (b) (c)               4,866
       1,027 Orsted A/S (b)                            95,444
         244 Scandinavian Tobacco Group
                A/S (b)                                 2,855
                                               --------------
                                                      114,338
                                               --------------
             FINLAND -- 1.1%
         485 DNA OYJ                                   11,038
         604 Kojamo OYJ                                 9,888
                                               --------------
                                                       20,926
                                               --------------
             FRANCE -- 4.9%
         987 ALD S.A. (b)                              14,093
         591 Amundi S.A. (b)                           41,227
         136 Gaztransport Et Technigaz S.A.            13,467
         446 Worldline S.A. (b) (c)                    28,146
                                               --------------
                                                       96,933
                                               --------------
             GERMANY -- 17.0%
         461 Delivery Hero SE (b) (c)                  20,481
         489 DWS Group GmbH & Co.
                KGaA (b)                               14,455
       6,756 E. ON SE                                  65,677
         429 Hapag-Lloyd AG (b)                        30,861
         402 HelloFresh SE (c)                          6,099
         394 Knorr-Bremse AG                           37,035
         263 Scout24 AG (b)                            14,992
       2,443 Siemens Healthineers AG (b)               96,112
         894 Uniper SE                                 29,321
         197 Varta AG (c)                              19,432
                                               --------------
                                                      334,465
                                               --------------
             ICELAND -- 0.4%
       1,883 Marel HF (b) (c)                           8,620
                                               --------------
             IRELAND -- 1.0%
       6,630 AIB Group PLC                             19,685
                                               --------------
             ISRAEL -- 0.1%
          79 Inmode Ltd (c)                             1,699
                                               --------------
             ITALY -- 6.4%
       1,323 Enav S.p.A. (b)                            7,470
       2,076 Infrastrutture Wireless Italiane
                S.p.A. (b)                             21,541
       1,976 Italgas S.p.A.                            12,755
       1,533 Nexi S.p.A. (b) (c)                       15,633
       2,443 Pirelli & C S.p.A. (b)                    14,453
       3,988 Poste Italiane S.p.A. (b)                 45,336
         664 RAI Way S.p.A. (b)                         3,857
         491 Technogym S.p.A. (b)                       5,459
                                               --------------
                                                      126,504
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             JERSEY ISLAND -- 1.5%
         240 Novocure Ltd. (c)                 $       17,947
         251 Wizz Air Holdings PLC (b) (c)             11,157
                                               --------------
                                                       29,104
                                               --------------
             LUXEMBOURG -- 1.0%
         577 Ardagh Group S.A.                          9,048
          83 Befesa S.A. (b)                            2,967
         217 Shurgard Self Storage S.A.                 6,918
                                               --------------
                                                       18,933
                                               --------------
             NETHERLANDS -- 21.4%
       2,296 ABN AMRO Bank N.V., (b)                   40,479
          72 Adyen N.V. (b) (c)                        47,431
          92 Argenx SE, ADR (c)                        10,484
         344 ASR Nederland N.V.                        12,699
         134 Basic-Fit N.V. (b) (c)                     4,199
         187 Elastic N.V. (c)                          15,398
         171 Euronext N.V. (b)                         13,988
         628 Ferrari N.V.                              96,890
         622 GrandVision N.V. (b)                      18,630
         128 IMCD N.V.                                  9,466
         221 Intertrust N.V. (b)                        4,321
         839 NN Group N.V.                             29,757
       1,323 Prosus N.V. (c)                           97,119
         314 Signify N.V. (b)                           8,635
         149 Takeaway.com N.V. (b) (c)                 11,888
                                               --------------
                                                      421,384
                                               --------------
             NORWAY -- 1.8%
       1,664 Adevinta ASA, Class A (c)                 19,278
       1,420 Elkem ASA (b)                              3,456
         445 Entra ASA (b)                              6,975
         255 Fjordkraft Holding ASA (b)                 1,474
         278 Scatec Solar ASA (b)                       3,572
                                               --------------
                                                       34,755
                                               --------------
             SPAIN -- 5.8%
         366 Aena SME S.A. (b)                         67,019
         730 Cellnex Telecom S.A. (b)                  30,156
       1,148 Merlin Properties Socimi S.A.             16,029
                                               --------------
                                                      113,204
                                               --------------
             SWEDEN -- 4.6%
         990 Bravida Holding AB (b)                     8,684
         444 Evolution Gaming Group AB (b)              8,732
         414 Hemfosa Fastigheter AB                     4,193
         222 Lifco AB, Class B                         10,468
         410 Nyfosa AB (c)                              2,791
         409 Pandox AB                                  8,152
         489 Resurs Holding AB (b)                      2,898
       2,248 Tele2 AB, Class B                         33,455
         251 THQ Nordic AB (c)                          6,191
         252 Thule Group AB (b)                         4,772
                                               --------------
                                                       90,336
                                               --------------
             SWITZERLAND -- 16.4%
       1,194 Alcon, Inc. (c)                           69,627
         134 CRISPR Therapeutics AG (c)                 5,493
         122 Galenica AG (b)                            7,004


Page 10                 See Notes to Financial Statements

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWITZERLAND (CONTINUED)
          72 Landis+Gyr Group AG               $        6,453
          49 Medacta Group SA (b) (c)                   4,001
       2,307 Novartis AG                              200,038
         782 SIG Combibloc Group AG                    10,421
         244 Stadler Rail AG (c)                       10,957
          73 VAT Group AG (b)                           9,205
                                               --------------
                                                      323,199
                                               --------------
             UNITED KINGDOM -- 9.5%
         998 AJ Bell PLC                                5,074
         245 Atlantica Yield PLC                        5,902
         593 Atlassian Corp. PLC, Class A (c)          74,386
       2,261 Auto Trader Group PLC (b)                 14,178
       2,395 Avast PLC (b)                             11,426
         133 Endava PLC, ADR (c)                        5,034
         432 Energean Oil & Gas PLC (c)                 4,977
       1,710 Finablr PLC (b) (c)                        3,259
       1,000 Ibstock PLC (b)                            2,904
         809 IntegraFin Holdings PLC                    3,939
       1,204 John Laing Group PLC (b)                   5,433
       1,221 Network International Holdings
                PLC (b) (c)                             8,032
         232 Orchard Therapeutics PLC,
                ADR (c)                                 2,756
       4,647 Quilter PLC (b)                            7,790
         484 Softcat PLC                                5,963
       1,190 Sophos Group PLC (b)                       5,860
       1,087 SSP Group PLC                              8,286
       1,174 Trainline PLC (b) (c)                      6,048
       3,093 Vivo Energy PLC (b)                        4,754
                                               --------------
                                                      186,001
                                               --------------
             UNITED STATES -- 0.5%
         117 SolarEdge Technologies, Inc. (c)           9,795
                                               --------------

             TOTAL INVESTMENTS -- 99.8%             1,962,190
             (Cost $1,790,545) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                     4,023
                                               --------------
             NET ASSETS -- 100.0%              $    1,966,213
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $1,794,375. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $230,823 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $63,008. The net unrealized appreciation was $167,815.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                        LEVEL 2         LEVEL 3
                         LEVEL 1      SIGNIFICANT     SIGNIFICANT
                         QUOTED       OBSERVABLE     UNOBSERVABLE
                         PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $   1,962,190  $          --  $           --
                      =============================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                57.9%
Swiss Franc                                         16.2
United States Dollar                                 8.7
British Pound Sterling                               5.6
Danish Krone                                         5.2
Swedish Krona                                        4.6
Norwegian Krone                                      1.8
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 11

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2019

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             CANADA -- 5.5%
         742 Shopify, Inc., Class A (b)        $      230,914
                                               --------------
             CAYMAN ISLANDS -- 46.4%
         681 58.com, Inc., ADR (b)                     33,580
       2,504 Alibaba Group Holding Ltd.,
                ADR (b)                               418,744
         421 Autohome, Inc., ADR (b)                   34,998
       2,047 Baidu, Inc., ADR (b)                     210,350
       2,950 Ctrip.com International Ltd.,
                ADR (b)                                86,405
       6,442 JD.com, Inc., ADR (b)                    181,729
      26,160 Meituan Dianping, Class B (b)            267,351
       1,163 Momo, Inc., ADR                           36,030
         512 NetEase, Inc., ADR                       136,284
       1,201 Pagseguro Digital Ltd.,
                Class A (b)                            55,618
       1,458 Sea Ltd., ADR (b)                         45,125
       9,967 Tencent Holdings Ltd.                    419,907
       2,816 Vipshop Holdings Ltd., ADR (b)            25,119
                                               --------------
                                                    1,951,240
                                               --------------
             GERMANY -- 3.9%
         978 Delivery Hero SE (b) (c)                  43,449
         749 Scout24 AG (c)                            42,697
         926 United Internet AG                        33,034
         983 Zalando SE (b) (c)                        44,871
                                               --------------
                                                      164,051
                                               --------------
             ISLE OF MAN -- 0.9%
       4,281 GVC Holdings PLC                          39,130
                                               --------------
             ISRAEL -- 0.9%
         336 Wix.com Ltd. (b)                          39,225
                                               --------------
             JAPAN -- 7.0%
         700 CyberAgent, Inc.                          26,867
       3,200 M3, Inc.                                  77,007
       3,500 Nexon Co., Ltd. (b)                       42,437
       6,100 Rakuten, Inc.                             60,083
      19,700 Yahoo Japan Corp.                         55,388
       1,500 ZOZO, Inc.                                34,571
                                               --------------
                                                      296,353
                                               --------------
             LUXEMBOURG -- 2.0%
         719 Spotify Technology S.A. (b)               81,966
                                               --------------
             NETHERLANDS -- 10.0%
         177 Adyen N.V. (b) (c)                       116,602
       3,242 Prosus N.V. (b)                          237,990
       1,820 Yandex N.V., Class A (b)                  63,718
                                               --------------
                                                      418,310
                                               --------------
             NEW ZEALAND -- 0.8%
         789 Xero Ltd. (b)                             33,172
                                               --------------
             SOUTH AFRICA -- 9.5%
       2,637 Naspers Ltd., Class N                    399,607
                                               --------------
             SOUTH KOREA -- 5.6%
         378 Kakao Corp.                               42,820


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOUTH KOREA (CONTINUED)
       1,074 NAVER Corp.                       $      140,967
         119 NCSoft Corp.                              51,832
                                               --------------
                                                      235,619
                                               --------------
             UNITED KINGDOM -- 7.3%
         875 Atlassian Corp. PLC, Class A (b)         109,760
       6,953 Auto Trader Group PLC (c)                 43,600
       4,392 Just Eat PLC (b)                          36,084
       4,344 Ocado Group PLC (b)                       70,637
       6,660 Rightmove PLC                             45,087
                                               --------------
                                                      305,168
                                               --------------

             TOTAL INVESTMENTS -- 99.8%             4,194,755
             (Cost $4,317,887) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                     8,952
                                               --------------
             NET ASSETS -- 100.0%              $    4,203,707
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for federal income tax purposes is $4,346,415. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $298,220 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $449,880. The net unrealized depreciation was $151,660.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                        LEVEL 2         LEVEL 3
                         LEVEL 1      SIGNIFICANT     SIGNIFICANT
                         QUOTED       OBSERVABLE     UNOBSERVABLE
                         PRICES         INPUTS          INPUTS
                      ---------------------------------------------
Common Stocks*        $   4,194,755  $          --  $            --
                      =============================================

* See Portfolio of Investments for country breakout.


Page 12                 See Notes to Financial Statements

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

SEPTEMBER 30, 2019

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                37.1%
Hong Kong Dollar                                    16.4
Euro                                                12.4
South African Rand                                   9.5
Japanese Yen                                         7.1
South Korean Won                                     5.6
British Pound Sterling                               5.6
Canadian Dollar                                      5.5
Australian Dollar                                    0.8
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 13

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2019

                                                                              FIRST TRUST                 FIRST TRUST
                                                                             IPOX(R) EUROPE                DOW JONES
                                                                                 EQUITY                  INTERNATIONAL
                                                                           OPPORTUNITIES ETF              INTERNET ETF
                                                                                 (FPXE)                      (FDNI)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $      1,962,190            $      4,194,755
Cash ..................................................................                2,241                      10,467
Foreign currency, at value ............................................                  499                         445
Receivables:
   Reclaims ...........................................................                1,924                          72
   Investment securities sold .........................................                  328                          --
   Dividends ..........................................................                  180                         342
                                                                            ----------------            ----------------
   Total Assets .......................................................            1,967,362                   4,206,081
                                                                            ----------------            ----------------
LIABILITIES:
Investment advisory fees payable ......................................                1,149                       2,374
                                                                            ----------------            ----------------
   Total Liabilities ..................................................                1,149                       2,374
                                                                            ----------------            ----------------

NET ASSETS ............................................................     $      1,966,213            $      4,203,707
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $      1,968,757            $      4,379,417
Par value .............................................................                1,000                       2,000
Accumulated distributable earnings (loss) .............................               (3,544)                   (177,710)
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      1,966,213            $      4,203,707
                                                                            ================            ================
NET ASSET VALUE, per share ............................................     $          19.66            $          21.02
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              100,002                     200,002
                                                                            ================            ================
Investments, at cost ..................................................     $      1,790,545            $      4,317,887
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $            497            $            445
                                                                            ================            ================


Page 14                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2019 (a)

                                                                              FIRST TRUST                 FIRST TRUST
                                                                             IPOX(R) EUROPE                DOW JONES
                                                                                 EQUITY                  INTERNATIONAL
                                                                           OPPORTUNITIES ETF              INTERNET ETF
                                                                                 (FPXE)                      (FDNI)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $         51,926            $        173,201
Foreign withholding tax................................................               (5,581)                       (469)
                                                                            ----------------            ----------------
   Total investment income.............................................               46,345                     172,732
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................               13,125                      22,152
                                                                            ----------------            ----------------
   Total expenses......................................................               13,125                      22,152
                                                                            ----------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................               33,220                     150,580
                                                                            ----------------            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (177,605)                   (124,754)
   In-kind redemptions.................................................                   --                     362,451
   Foreign currency transactions.......................................                 (264)                     (2,719)
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................             (177,869)                    234,978
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................              171,645                    (123,132)
   Foreign currency translation........................................                  (20)                         (1)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................              171,625                    (123,133)
                                                                            ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................               (6,244)                    111,845
                                                                            ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $         26,976            $        262,425
                                                                            ================            ================

(a) Inception dates for FPXE and FDNI are October 4, 2018 and November 5, 2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        FIRST TRUST          FIRST TRUST
                                                                                       IPOX(R) EUROPE         DOW JONES
                                                                                           EQUITY           INTERNATIONAL
                                                                                     OPPORTUNITIES ETF       INTERNET ETF
                                                                                           (FPXE)               (FDNI)
                                                                                     ------------------   ------------------
                                                                                        Period Ended         Period Ended
                                                                                       9/30/2019 (a)        9/30/2019 (a)
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss).....................................................     $         33,220     $        150,580
Net realized gain (loss).........................................................             (177,869)             234,978
Net change in unrealized appreciation (depreciation).............................              171,625             (123,133)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations...............................................................               26,976              262,425
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations............................................................              (30,520)             (91,831)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold........................................................            1,969,757            6,249,885
Cost of shares redeemed..........................................................                   --           (2,216,772)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.................................................            1,969,757            4,033,113
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets..........................................            1,966,213            4,203,707

NET ASSETS:
Beginning of period..............................................................                   --                   --
                                                                                      ----------------     ----------------
End of period....................................................................     $      1,966,213      $     4,203,707
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..........................................                   --                   --
Shares sold......................................................................              100,002              300,002
Shares redeemed..................................................................                   --             (100,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period................................................              100,002              200,002
                                                                                      ================     ================

(a) Inception dates for FPXE and FDNI are October 4, 2018 and November 5, 2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

                                          PERIOD ENDED
                                          9/30/2019 (a)
                                          -------------
Net asset value, beginning of period       $     19.70
                                           -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.33
Net realized and unrealized gain (loss)          (0.06)
                                           -----------
Total from investment operations                  0.27
                                           -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.31)
                                           -----------
Net asset value, end of period             $     19.66
                                           ===========
TOTAL RETURN (b)                                  1.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     1,966

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             1.77% (c)
Portfolio turnover rate (d)                         67%


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

                                          PERIOD ENDED
                                          9/30/2019 (a)
                                          -------------
Net asset value, beginning of period       $     19.69
                                           -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.75
Net realized and unrealized gain (loss)           1.04
                                           -----------
Total from investment operations                  1.79
                                           -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.46)
                                           -----------
Net asset value, end of period             $     21.02
                                           ===========
TOTAL RETURN (b)                                  9.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     4,204

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.65% (c)
Ratio of net investment income (loss) to
   average net assets                             4.42% (c)
Portfolio turnover rate (d)                         61%


(a) Inception dates for FPXE and FDNI are October 4, 2018 and November 5, 2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen exchanged-traded funds. This report covers the two funds listed below:

    First Trust IPOX(R) Europe Equity Opportunities ETF - (The Nasdaq Stock
       Market LLC ("Nasdaq") ticker "FPXE")(1)
    First Trust Dow Jones International Internet ETF - (Nasdaq ticker "FDNI")(1)

(1) FPXE and FDNI commenced investment operations on October 4, 2018 and November 5, 2018, respectively.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                            INDEX
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R) 100 Europe Index
First Trust Dow Jones International Internet ETF                                Dow Jones International Internet Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3) closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2019, is included with each Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2019 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $         30,520  $           --  $           --
First Trust Dow Jones International Internet ETF                                          91,831              --              --


As of September 30, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $          6,349  $     (177,688) $      167,795
First Trust Dow Jones International Internet ETF                                          56,127         (82,176)       (151,661)

E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2019 remains open to federal and state audit. As of September 30, 2019, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2019, the Funds had non-expiring capital loss carryforwards available for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                               Non-Expiring
                                                               Capital Loss
                                                               Carryforwards
                                                           ---------------------
First Trust IPOX(R) Europe Equity Opportunities ETF              $ 177,688
First Trust Dow Jones International Internet ETF                    82,176

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended September 30, 2019, the Funds had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended September 30, 2019, the adjustments for each Fund were as follows:

                                                                                                   Accumulated
                                                                                  Accumulated      Net Realized
                                                                                 Net Investment    Gain (Loss)       Paid-in
                                                                                 Income (Loss)    on Investments     Capital
                                                                                ----------------  --------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $            122  $         (122) $           --
First Trust Dow Jones International Internet ETF                                          (2,622)       (345,682)        348,304

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                            LICENSOR
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R) Schuster LLC
First Trust Dow Jones International Internet ETF                                S&P Dow Jones Indices LLC

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds' licensing fees are paid by First Trust from the unitary investment advisory fees it receives from each of the Funds.

G. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. FPXE and FDNI have each agreed to pay First Trust an annual unitary management fee equal to 0.70% and 0.65% of its average daily net assets, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended September 30, 2019, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      1,273,499  $    1,267,598
First Trust Dow Jones International Internet ETF                                       2,860,220       2,198,478


For the fiscal period ended September 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      1,963,624  $           --
First Trust Dow Jones International Internet ETF                                       5,558,403       2,139,955


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2019

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before October 1, 2020 for First Trust IPOX(R) Europe Equity Opportunities ETF, and October 31, 2020 for First Trust Dow Jones International Internet ETF.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
II:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First Trust IPOX(R) Europe Equity Opportunities ETF and First Trust Dow Jones International Internet ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund II (the "Trust"), including the portfolios of investments, as of September 30, 2019, and the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded Fund II as of September 30, 2019, and the results of their operations, the changes in their net assets, and the financial highlights for the period listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

-----------------------------------------------------------------------------------------------------------------------------------
     INDIVIDUAL FUNDS INCLUDED                STATEMENTS OF               STATEMENTS OF CHANGES                 FINANCIAL
           IN THE TRUST                         OPERATIONS                    IN NET ASSETS                     HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
First Trust IPOX(R) Europe Equity      For the period from October 4, 2018 (commencement of operations) through
Opportunities ETF                      September 30, 2019
-----------------------------------------------------------------------------------------------------------------------------------
First Trust Dow Jones International    For the period from November 5, 2018 (commencement of operations) through
Internet ETF                           September 30, 2019
-----------------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
November 21, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable period ended September 30, 2019, the following percentages of income dividend paid by the Funds qualified for the dividends received deduction available to corporations:

                                                                  Dividends Received Deduction
                                                                  ----------------------------
First Trust IPOX(R) Europe Equity Opportunities ETF                          0.00%
First Trust Dow Jones International Internet ETF                             0.00%


For the taxable period ended September 30, 2019, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:

                                                                   Qualified Dividend Income
                                                                  ----------------------------
First Trust IPOX(R) Europe Equity Opportunities ETF                         100.00%
First Trust Dow Jones International Internet ETF                            100.00%

The following Funds meet the requirements of Section 853 of the Internal Revenue Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable period ended September 30, 2019, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                     Gross Foreign Income           Foreign Taxes Paid
                                                                  ---------------------------   ---------------------------
                                                                     Amount       Per Share        Amount       Per Share
                                                                  -------------  ------------   -------------  ------------
First Trust IPOX(R) Europe Equity Opportunities ETF               $      51,558  $       0.52   $       5,561  $       0.06
First Trust Dow Jones International Internet ETF                        173,221          0.87             469          0.00


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                               TERM OF OFFICE                                                  THE FIRST TRUST      DIRECTORSHIPS
                               AND YEAR FIRST                                                   FUND COMPLEX       HELD BY TRUSTEE
  NAME, YEAR OF BIRTH AND        ELECTED OR                PRINCIPAL OCCUPATIONS                 OVERSEEN BY         DURING PAST
  POSITION WITH THE TRUST         APPOINTED                 DURING PAST 5 YEARS                    TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee  o Indefinite Term  Physician, Officer, Wheaton Orthopedics;            162          None
(1951)                                           Limited Partner, Gundersen Real Estate
                              o Since Inception  Limited Partnership (June 1992 to
                                                 December 2016); Member, Sportsmed
                                                 LLC (April 2007 to November 2015)

Thomas R. Kadlec, Trustee     o Indefinite Term  President, ADM Investors Services, Inc.             162          Director of ADM
(1957)                                           (Futures Commission Merchant)                                    Investor Services,
                              o Since Inception                                                                   Inc., ADM Investor
                                                                                                                  Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee      o Indefinite Term  President, Hibs Enterprises (Financial and          162          Director of Trust
(1956)                                           Management Consulting)                                           Company of
                              o Since Inception                                                                   Illinois

Niel B. Nielson, Trustee      o Indefinite Term  Senior Advisor (August 2018 to Present),            162          None
(1954)                                           Managing Director and Chief Operating
                              o Since Inception  Officer (January 2015 to August 2018),
                                                 Pelita Harapan Educational Foundation
                                                 (Educational Product and Services);
                                                 President and Chief Executive Officer
                                                 (June 2012 to September 2014), Servant
                                                 Interactive LLC (Educational Products
                                                 and Services); President and Chief
                                                 Executive Officer (June 2012 to
                                                 September 2014), Dew Learning LLC
                                                 (Educational Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,   o Indefinite Term  Chief Executive Officer, First Trust                162          None
Chairman of the Board                            Advisors L.P. and First Trust
(1955)                        o Since Inception  Portfolios L.P.; Chairman of the
                                                 Board of Directors, BondWave LLC
                                                 (Software Development Company)
                                                 and Stonebridge Advisors LLC
                                                 (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)

                              POSITION AND               TERM OF OFFICE
     NAME AND                    OFFICES                 AND LENGTH OF                        PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST                   SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term      Managing Director and Chief Financial Officer
(1966)                Officer                                                (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016   to January 2016), Senior Vice President (April 2007
                                                                             to January 2016), First Trust Advisors L.P. and First
                                                                             Trust Portfolios L.P.; Chief Financial Officer
                                                                             (January 2016 to Present), BondWave LLC (Software
                                                                             Development Company) and Stonebridge Advisors
                                                                             LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                      President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term      General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                          First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
                                                                             Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term      Managing Director, First Trust Advisors L.P. and
(1970)                                                                       First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                and First Trust Portfolios L.P.
                                                      o Since Inception

Roger F. Testin       Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1966)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
(1970)                                                                       and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2019 (UNAUDITED)


                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

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


                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund II


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $305,000 for the fiscal year ended September 30, 2018 and $356,250 for the fiscal year ended September 30, 2019.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2018 and $0 for the fiscal year ended September 30, 2019.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2018 and $0 for the fiscal year ended September 30, 2019.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $63,405 for the fiscal year ended September 30, 2018, and $140,941 for the fiscal year ended September 30, 2019. These fees were for tax return review and multistate tax compliance.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the fiscal year ended September 30, 2018 and $0 for the fiscal year ended September 30, 2019.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2018 and $0 for the fiscal year ended September 30, 2019.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2018 and $0 for the fiscal year ended September 30, 2019.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                            Adviser and Distributor:
           -----------                            ------------------------
             (b) 0%                                        (b) 0%
             (c) 0%                                        (c) 0%
             (d) 0%                                        (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended September 30, 2018 were $63,405 for the registrant, $48,190 for the registrant's investment adviser and $80,310 for the registrant's distributor and for the fiscal year ended September 30, 2019 were $140,941 for the registrant, $28,500 for the registrant's investment adviser and $34,400 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
        Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund II
              ----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 5, 2019
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 5, 2019
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: December 5, 2019
     ------------------

* Print the name and title of each signing officer under his or her signature.